Document And Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	ASM INTERNATIONAL N V
Entity Central Index Key	0000351483
Trading Symbol	asmi
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Preferred Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	0
Common Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	63,095,986

Consolidated Balance Sheets(EUR (€)) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	€ 290,475	€ 390,250
Accounts receivable, net	304,840	330,891
Inventories, net	403,400	376,667
Income taxes receivable	890	907
Deferred tax assets	17,967	14,350
Other current assets	90,807	82,715
Total current assets	1,108,379	1,195,780
Pledged cash	20,000	20,000
Debt issuance costs	735	4,389
Deferred tax assets	5,955	13,072
Other intangible assets, net	13,915	14,776
Goodwill, net	51,888	52,131
Evaluation tools at customers	16,922	13,987
Investments	278	1,044
Property, plant and equipment, net	275,436	260,180
Assets held for sale	5,998	6,862
Total assets	1,499,506	1,582,221
Liabilities and shareholders’ equity
Notes payable to banks	61,675	40,680
Accounts payable	151,761	157,549
Provision for warranty	38,623	42,684
Accrued expenses and other	132,060	152,891
Income taxes payable	27,625	54,878
Deferred tax liabilities	36	3,513
Current portion of long-term debt	6,316	4,332
Total current liabilities	418,096	456,527
Pension liabilities	12,540	9,887
Deferred tax liabilities	952	868
Provision for warranty	5,298	6,828
Long-term debt	12,632	15,319
Convertible subordinated debt	0	135,078
Total liabilities	449,518	624,507
Commitments and contingencies
Common shares:
Authorized 110,000,000 shares, par value €0.04, issued and outstanding 55,377,020 and 63,095,986 shares	2,584	2,215
Financing preferred shares:
Authorized 8,000 shares, par value € 40, none issued	0	0
Preferred shares:
Authorized 118,000 shares, par value € 40, none issued	0	0
Capital in excess of par value	480,152	376,217
Retained earnings	288,082	301,515
Accumulated other comprehensive loss	(28,942)	(20,151)
Total shareholders’ equity	741,876	659,796
Non-controlling interest	308,112	297,918
Total equity	1,049,988	957,714
Total liabilities and shareholders’ equity	€ 1,499,506	€ 1,582,221

Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
Common shares, authorized (in shares)	110,000,000	110,000,000
Common shares, par value (in euro per share)	€ 0.04	€ 0.04
Common shares, issued (in shares)	63,095,986	55,377,020
Common shares, outstanding (in shares)	63,095,986	55,377,020
Preferred shares, authorized (in shares)	118,000	118,000
Preferred shares, par value (in euro per share)	€ 40	€ 40
Preferred shares, issued (in shares)	0	0
Financing Preferred [Member]
Financing preferred shares, authorized (in shares)	8,000	8,000
Financing preferred shares, par value (in euro per share)	€ 40	€ 40
Financing preferred shares, issued (in shares)	0	0

Consolidated Statements of Operations (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net sales	€ 1,418,067	€ 1,634,334	€ 1,222,900
Cost of sales	(977,638)	(1,063,708)	(673,322)
Gross profit	440,429	570,626	549,578
Operating expenses:
Selling, general and administrative	(200,799)	(174,107)	(130,596)
Research and development, net	(149,219)	(129,400)	(78,785)
Amortization of other intangible assets	(1,264)	(911)	(357)
Impairment charge property, plant and equipment	0	(8,038)	0
Restructuring expenses	(891)	0	(11,201)
Total operating expenses	352,173	312,455	220,939
Operating income:
Gain on bargain purchase	0	109,279	0
Result from operations	88,256	367,450	328,640
Interest income	1,989	2,902	1,221
Interest expense	(12,113)	(13,497)	(15,677)
Loss resulting from early extinguishment of debt	(2,209)	(824)	(3,609)
Accretion interest expense convertible notes	(4,469)	(4,401)	(6,010)
Revaluation conversion option	0	(4,378)	(19,037)
Foreign currency exchange gains (losses), net	(3,957)	5,604	(65)
Result on investments	(766)	0	0
Earnings before income taxes	66,731	352,855	285,462
Income tax expense	(26,300)	(36,692)	(42,939)
Net earnings	40,431	316,164	242,523
Allocation of net earnings:
Shareholders of the parent	7,149	186,770	110,639
Non-controlling interest	€ 33,282	€ 129,394	€ 131,884
Net earnings per share (in euro):
Basic net earnings from continuing operations (in euro per share)	€ 0.13	€ 3.38	€ 2.11
Diluted net earnings from continuing operations (in euro per share)	€ 0.13	€ 3.16	€ 2.09
Weighted average number of shares used in computing per share amounts (in thousands):
Basic (in shares)	56,108	55,210	52,435
Diluted (in shares)	56,767	64,682	61,494

Consolidated Statements of Comprehensive Income (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net earnings (loss)	€ 40,431	€ 316,164	€ 242,523
Other comprehensive income (loss):
Foreign currency translation effect	(10,110)	18,062	41,309
Unrealized gains (losses) on derivative instruments, net of tax	0	(13)	136
Actuarial loss	(3,716)	1,139	(87)
Total other comprehensive income (loss)	(13,826)	19,188	41,358
Comprehensive income (loss)	26,605	335,352	283,881
Allocation of comprehensive income (loss):
Common shareholders	(1,642)	200,858	141,154
Non-controlling interest	€ 28,247	€ 134,494	€ 142,727

Consolidated Statements of Total Equity (EUR €) In Thousands, except Share data, unless otherwise specified	Total	Common Shares [Member]	Capital In Excess Of Par Value [Member]	Treasury Shares At Cost [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Shareholders' Equity	Non-Controlling Interest [Member]
Beginning balance at Dec. 31, 2009	€ 385,914	€ 2,070	€ 287,768	€ 0	€ 16,146	€ (64,754)	€ 241,230	€ 144,684
Beginning balance (in shares) at Dec. 31, 2009		51,745,140
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense stock options	2,526		2,526				2,526
Conversion of debt into common shares (in shares)	878,491,000	878,491
Conversion of debt into common shares	17,649	35	17,614				17,649
Exercise stock options by issue of common shares (in shares)		308,250
Exercise stock options by issue of common shares	3,944	12	3,932				3,944
Net earnings to common shareholders	242,523				110,639		110,639	131,884
Dividends to common shareholders of ASMI	0
Other comprehensive income	41,358					30,515	30,515	10,843
Other movements in non-controlling interest:
Dividend paid	(58,162)							(58,162)
Dilution	11,475				4,957		4,957	6,518
Ending balance at Dec. 31, 2010	647,227	2,117	311,841	0	131,741	(34,239)	411,460	235,767
Ending balance (in shares) at Dec. 31, 2010		52,931,881
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense stock options	1,872		1,872				1,872
Conversion of debt into common shares (in shares)	2,151,020,000	2,151,020
Conversion of debt into common shares	58,525	86	58,439				58,525
Exercise stock options by issue of common shares (in shares)		294,119
Exercise stock options by issue of common shares	4,077	12	4,065				4,077
Net earnings to common shareholders	316,165				186,770		186,770	129,395
Dividends to common shareholders of ASMI	(22,262)				(22,262)		(22,262)
Other comprehensive income	19,188					14,088	14,088	5,100
Other movements in non-controlling interest:
Dividend paid	(79,474)							(79,474)
Dilution	12,396				5,266		5,266	7,130
Ending balance at Dec. 31, 2011	957,714	2,215	376,217	0	301,515	(20,151)	659,796	297,918
Ending balance (in shares) at Dec. 31, 2011		55,377,020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense stock options	3,242		3,242				3,242
Purchase of common shares (in shares)		(1,500,000)
Purchase of common shares	(40,554)			(40,554)			(40,554)
Conversion of debt into common shares (in shares)	9,074,396,000	9,074,396
Conversion of debt into common shares	139,407	363	98,490	40,554			139,407
Exercise stock options by issue of common shares (in shares)	328,000	144,570
Exercise stock options by issue of common shares	2,209	6	2,203				2,209
Net earnings to common shareholders	40,431				7,149		7,149	33,282
Dividends to common shareholders of ASMI	(27,519)				(27,519)		(27,519)
Other comprehensive income	(13,826)					(8,791)	(8,791)	(5,035)
Other movements in non-controlling interest:
Dividend paid	(27,024)							(27,024)
Dilution	15,908				6,937		6,937	8,971
Ending balance at Dec. 31, 2012	€ 1,049,988	€ 2,584	€ 480,152	€ 0	€ 288,082	€ (28,942)	€ 741,876	€ 308,112
Ending balance (in shares) at Dec. 31, 2012		63,095,986

Consolidated Statements of Cash Flows (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net earnings (loss)	€ 40,431	€ 316,164	€ 242,523
Adjustments required to reconcile net earnings(loss) to net cash from operating activities:
Depreciation and amortization	58,460	49,450	37,794
Impairments	0	8,038	0
Gain on bargain purchase	0	(109,279)	0
Share-based compensation	23,065	13,452	13,901
Non cash result components convertible bonds	6,678	8,779	28,656
Result investments	766	0	0
Deferred income taxes	(147)	(27,691)	4,092
Changes in assets and liabilities:
Accounts receivable	17,905	67,293	(95,260)
Inventories	(39,920)	8,390	(77,236)
Other current assets	(6,713)	(20,335)	(20,732)
Accounts payable and accrued expenses	(32,077)	(94,601)	104,485
Accruals for restructuring expenses	0	0	1,863
Payment restructuring expenses	0	(3,159)	(9,297)
Current income taxes	(25,968)	80	29,096
Net cash provided by operating activities	42,480	216,581	259,884
Cash flows from investing activities:
Capital expenditures	(68,162)	(89,218)	(102,974)
Net purchase of intangible assets	(4,630)	(7,051)	(624)
Acquisition of business	0	(994)	0
Cash acquired in business combination	0	43,434	0
Pledged bank deposit in business combination	0	(20,000)	0
Proceeds from sale of property, plant and equipment	901	3,794	3,032
Net cash used in investing activities	(71,891)	(70,035)	(100,566)
Cash flows from financing activities:
Debt redemption	(24,726)	(23,096)	(68,810)
Debt proceeds, net	47,677	42,173
Proceeds from issuance of shares and exercise of stock options	2,209	4,122	3,945
Dividends to common shareholders of ASMI	(27,519)	(22,262)	0
Dividends to minority shareholders ASMPT	(27,024)	(79,474)	(58,162)
Net cash used in financing activities	(73,489)	(78,537)	(123,027)
Foreign currency translation effect	3,125	(18,052)	10,096
Net (decrease) increase in cash and cash equivalents	(99,775)	49,956	46,387
Cash and cash equivalents at beginning of year	390,250	340,294	293,902
Cash and cash equivalents at end of year	290,475	390,250	340,294
Supplemental disclosures of cash flow information
Interest	10,124	10,742	14,786
Income taxes	52,425	39,929	9,751
Supplemental on cash investing and financing activities:
Subordinated debt converted	150,000	32,202	13,473
Subordinated debt converted into number of shares (in shares)	9,074,396,000	2,151,020,000	878,491,000
ASM International N.V. [Member]
Cash flows from operating activities:
Net earnings (loss)	40,431	316,164	242,523
Adjustments required to reconcile net earnings(loss) to net cash from operating activities:
Impairments		8,038
Result investments	766
Cash flows from investing activities:
Capital expenditures	(68,162)	(89,218)	(102,974)
Net purchase of intangible assets	(4,630)	(7,051)	(625)
Cash flows from financing activities:
Purchase of treasury shares ASMI	(40,554)	0	0
Cash and cash equivalents at beginning of year	390,250	340,294
Cash and cash equivalents at end of year	290,475	390,250	340,294
ASMPT [Member]
Cash flows from financing activities:
Purchase of treasury shares ASMI	€ (3,552)	€ 0	€ 0

General Information / Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
General Information / Summary of Significant Accounting Policies
General Information / Summary of Significant Accounting Policies

General information
ASM International NV (“ASMI” or “the Company”) is a Dutch public liability company domiciled in the Netherlands with its principal operations in Europe, the United States and Asia. The Company dedicates its resources to the research, development, manufacturing, marketing and servicing of equipment and materials used to produce mainly semiconductor devices.

We are an equipment supplier mainly to the semiconductor, LED and electronics manufacturing industry. We design, manufacture and sell equipment and services to our customers for the production of semiconductor devices, or integrated circuits, for the production of LEDs, and for electronics manufacturing in general.

The semiconductor capital equipment market is composed of three major market segments: wafer processing equipment, assembly and packaging equipment, and test equipment. ASMI is mainly active in the wafer processing and assembly and packaging market segments. We also sell lead frames for semiconductor assembly. In addition, ASM AS is offering surface-mount technology (“SMT”) placement tools for the global electronics manufacturing industries. The wafer processing segment is referred to as “Front-end.” Assembly and packaging and SMT is referred to as “Back-end.”

The Company’s shares are listed for trading on the NASDAQ (symbol ASMI) and the Euronext Amsterdam Stock Exchange (symbol ASM).

The accompanying consolidated financial statements include the financial statements of ASM International NV headquartered in Almere, the Netherlands, and its consolidated subsidiaries (together referred to as “ASMI” or the “Company”).

Basis of preparation
 The Company follows accounting principles generally accepted in the United States of America (“US GAAP”) and applies the going concern basis in preparing its consolidated financial statements. Historical cost is used as the measurement basis unless otherwise indicated.

The accompanying consolidated financial statements are stated in thousands of Euros (“EUR”) unless indicated otherwise. Amounts in these financial statements are rounded to the nearest thousand Euro; therefore amounts may not equal (sub) totals due to rounding.

Use of estimates
 The preparation of financial statements in conformity with US GAAP requires management to make judgments, estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates. On an ongoing basis, ASMI evaluates its estimates. ASMI bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Consolidation
 The consolidated financial statements include the accounts of ASMI NV and all of its subsidiaries where ASMI holds a controlling interest. The non-controlling interest is disclosed separately in the consolidated financial statements. All intercompany profits, transactions and balances have been eliminated in consolidation.

Subsidiaries are all entities over which ASMI has the power to govern the financial and operating policies.

As further described in the Notes to Consolidated Financial Statements herein, from time to time, the consolidated subsidiary ASM Pacific Technology Ltd (“ASMPT”) will issue common shares pursuant to their Employee Share Incentive Scheme. The effect of these issuances is a dilution of the ownership in ASMPT. Results on dilution of investments in subsidiaries are accounted for directly in equity.

Subsidiaries are fully consolidated from the date on which control is transferred to ASMI and are deconsolidated from the date on which ASMI’s control ceases.

Business combinations
 ASC Topic 805 (“Business Combinations”) requires that companies record acquisitions under the purchase method of accounting. Accordingly, the purchase price is allocated to the tangible assets and liabilities and intangible assets acquired, based on their estimated fair values. The excess purchase price over the fair value is recorded as goodwill. Purchased intangibles with definite lives are amortized over their respective useful lives. When a bargain purchase incurs, which is the case when the fair value of the acquired business exceeds the purchase price, this surplus in fair value is recognized as a gain from bargain purchase.

Segment reporting
 The Company organizes its activities in two operating segments, Front-end and Back-end. Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Executive Officer (“CEO”), which is the chief operating decision maker (according to ASC 280).

The Front-end segment manufactures and sells equipment used in wafer processing, encompassing the fabrication steps in which silicon wafers are layered with semiconductor devices. The segment is a product driven organizational unit comprised of manufacturing, service, and sales operations in Europe, the United States, Japan and Southeast Asia. The Back-end segment manufactures and sells equipment and materials used in assembly and packaging, encompassing the processes in which silicon wafers are separated into individual circuits and subsequently assembled, packaged and tested. In January 2011 ASMPT acquired the surface-mount technology from Siemens. The segment is organized in ASM Pacific Technology Ltd., in which the Company holds a majority of 51.96% interest, whilst the remaining shares are listed on the Stock Exchange of Hong Kong.

Foreign currency translation
 Items included in the financial statements of each ASMI’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial information is presented in euro (EUR), which is the functional currency of the Company and the group’s presentation currency.

In the preparation of ASMI’s consolidated financial statements, assets and liabilities of foreign subsidiaries of which the functional currency is not the euro, are translated into euros at the exchange rate in effect on the respective balance sheet dates. Income and expenses are translated into euros based on the average exchange rates for the corresponding period. Resulting translation adjustments are directly recorded in shareholders’ equity. Currency differences on intercompany loans that have the nature of a long-term investment are also accounted for directly in shareholders’ equity.

Derivative financial instruments
 ASMI and its subsidiaries conduct business in a number of foreign countries, with certain transactions denominated in currencies other than the functional currency of the Company (euro) or one of its subsidiaries conducting the business. The purpose of the Company’s foreign currency management is to manage the effect of exchange rate fluctuations on income, expenses, cash flows and assets and liabilities denominated in selected foreign currencies, in particular denominated in U.S. dollar.

The Company uses forward exchange contracts to hedge its foreign exchange risk of anticipated sales or purchase transactions in the normal course of business, which occur within the next twelve months, for which the Company has a firm commitment from a customer or to a supplier. The terms of these contracts are consistent with the timing of the transactions being hedged. The hedges related to forecasted transactions are designated and documented at the inception of the hedge as cash flow hedges, and are evaluated for effectiveness quarterly. The effective portion of the gain or loss on these hedges is reported as a component of accumulated other comprehensive income (loss) net of taxes in shareholders’ equity, and is reclassified into earnings when the hedged transaction affects earnings.

Changes in the fair value of derivatives that do not qualify for hedge treatment, as well as the ineffective portion of any hedges, are recognized in earnings. The Company records all derivatives, including forward exchange contracts, on the balance sheet at fair value in other current assets or accrued expenses and other.

Substantially all amounts, which are net of taxes, included in accumulated other comprehensive loss at December 31, of any year, will be reclassified to net earnings within the next twelve months, upon completion of the underlying transactions. If the underlying transaction being hedged fails to occur, or if a portion of any derivative is ineffective, the gain or loss is immediately recognized in earnings under foreign currency exchange gains (losses) in the consolidated statement of operations.

Furthermore, the Company might manage the currency exposure of certain receivables and payables using derivative instruments, such as forward exchange contracts (fair value hedges) and currency swaps, and non-derivative instruments, such as debt borrowings in foreign currencies. The gains or losses on these instruments provide an offset to the gains or losses recorded on receivables and payables denominated in foreign currencies. The derivative instruments are recorded at fair value and changes in fair value are recorded in earnings under foreign currency exchange gains (losses) in the consolidated statement of operations. Receivables and payables denominated in foreign currencies are recorded at the exchange rate at the balance sheet date and gains and losses as a result of changes in exchange rates are recorded in earnings under foreign currency exchange gains (losses) in the consolidated statement of operations.

The Company does not use forward exchange contracts for trading or speculative purposes.

Cash and cash equivalents
 Cash and cash equivalents comprise deposits held at call with banks and other short-term highly liquid investments with original maturity of three months or less. Bank overdrafts are included in notes payable to banks in current liabilities.

Cash and cash equivalents of the Company’s subsidiary ASMPT are restricted to be used only in the operations of ASMPT.

Accounts receivable
 Accounts receivable are stated at nominal value less an allowance for doubtful accounts.

A significant percentage of our accounts receivable is derived from sales to a limited number of large multinational semiconductor device manufacturers located throughout the world. In order to monitor potential credit losses, we perform ongoing credit evaluations of our customers’ financial condition. An allowance for doubtful accounts is maintained for potential credit losses based upon management’s assessment of the expected collectability of all accounts receivable. The allowance for doubtful accounts is reviewed periodically to assess the adequacy of the allowance. In making this assessment, management takes into consideration any circumstances of which we are aware regarding a customer’s inability to meet its financial obligations; and our judgments as to potential prevailing economic conditions in the industry and their potential impact on the Company’s customers.

Inventories
 Inventories are stated at the lower of cost (first-in, first-out method) or market value. Inventory in the SMT business is generally determined on the basis of an average method. Costs include net prices paid for materials purchased, charges for freight and custom duties, production labor cost and factory overhead. Allowances are made for slow moving, obsolete or unsellable inventory.

Allowances for obsolescence of inventory are determined based on the expected demand as well as the expected market value of the inventory. We regularly evaluate the value of our inventory of components and raw materials, work in progress and finished goods, based on a combination of factors including the following: forecasted sales, historical usage, product end of life cycle, estimated current and future market values, service inventory requirements and new product introductions, as well as other factors. Purchasing requirements and alternative uses for the inventory are explored within these processes to mitigate inventory exposure. We record write downs for inventory based on the above factors and take into account worldwide quantities and demand into our analysis.

Evaluation tools at customers
 Evaluation tools at customers (“evaluation tools”) are systems generally delivered to customers under evaluation or a conditional purchase order and include substantial customization by ASM engineers and ASM-R&D staff in the field. Evaluation tools are recorded at cost and depreciated over their useful life (5 years). The depreciation period may be shorter, depending on circumstances. The depreciation expenses are reported as Cost of sales.

On final acceptance of the system the purchase consideration is recognized as revenue. The carrying value of the evaluation tool at that point in time is recognized as cost of sales. In the circumstance that the system is returned, at the end of the evaluation period, a detailed impairment review takes place, and future sales opportunities and additional costs are identified. Only when the fair value is below the carrying value of the evaluation tool an additional depreciation is recognized. The remaining carrying value is recognized as finished goods (inventory).

Long-lived assets
 Long-lived assets include goodwill, other intangible assets and property, plant and equipment. Property, plant and equipment are carried at cost, less accumulated depreciation and any accumulated impairment losses. Capital leased assets are recorded at the present value of future lease obligations. Depreciation is calculated using the straight-line method over the estimated useful lives. Leasehold improvements are depreciated over the lesser of the estimated useful life of the leasehold improvement or the term of the underlying lease.

Business combinations are accounted for under the purchase acquisition method. The Company tests its recorded goodwill and other intangible assets with indefinite lives for impairment each year on December 31 and whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Goodwill is allocated to reporting units for purposes of impairment testing and tested for impairment on a two-step approach. The implied fair value of goodwill is determined. First the recoverability is tested by comparing the carrying amount of the goodwill with the fair value being the sum of the discounted future cash flows. If the carrying amount of the goodwill at reporting unit level is higher than the fair value of the goodwill, the second step should be performed. The goodwill impairment is measured as the excess of the carrying amount of the goodwill over its fair value.

Other intangible assets with finite lives are amortized over the estimated useful lives using the straight-line method.

Assets held for sale
A long-lived asset to be sold is classified as held for sale in the period in which all of the following criteria are met:

•	Management, having the authority to approve the action, commits to a plan to sell the asset.

•	The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets.

•	An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated.

•	The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year.

•	The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

If at any time these criteria are no longer met a long-lived asset classified as held for sale will be reclassified as held and used.
If during the initial one-year period, circumstances arise that previously were considered unlikely and, as a result, a long-lived asset previously classified as held for sale is not sold by the end of that period and all of the following conditions are met:

◦	During the initial one-year period the entity initiated actions necessary to respond to the change in circumstances.

◦	The asset is being actively marketed at a price that is reasonable given the change in circumstances.
the period required to complete the sale of a long-lived asset may be extended beyond one year.

Recoverability of long-lived assets
 Long-lived assets (except those not being amortized) to be held and used by the Company are reviewed by the Company for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In performing the review for recoverability, the Company estimates the future undiscounted cash flows expected to result from the use of the asset. If the undiscounted future cash flow is less than the carrying amount of the asset, the asset is deemed impaired. The amount of the impairment is measured as the difference between the carrying value and the fair value of the asset. Long-lived assets and other intangibles (except those not being amortized) to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Revenue recognition
 The Company recognizes revenue when all four revenue recognition criteria have been met: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; seller’s price to buyer is fixed or determinable; and collectability is reasonably assured.

Our Front-end sales frequently involve sales of complex equipment, which may include customer-specific criteria, sales to new customers or sales of equipment with new technology. For each sale, the decision whether to recognize revenue is, in addition to shipment and factory acceptance, based on: the contractual agreement with a customer; the experience with a particular customer; the technology and the number of similarly configured equipment previously delivered. Based on these criteria we may decide to defer revenue until completion of installation at the customer’s site and obtaining final acceptance from the customer. Revenue in our AS business on sales subjected to customer acceptance is not recognized until customer acceptance occurs.

A major portion of our revenue is derived from contractual arrangements with customers that have multiple deliverables, such as equipment and installation. When a sales arrangement contains multiple elements, such as equipment and installation,ASMI allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (VSOE) if available, third party evidence (TPE) if VSOE is not available, or best estimated selling price (BESP) if neither VSOE nor TPE is available. ASMI generally utilizes the BESP due to the nature of our products. The total arrangement consideration is allocated at inception of the arrangement to all deliverables on the basis of their relative selling price. The revenue relating to the undelivered elements of the arrangements is deferred at their relative selling prices until delivery of these elements. At December 31, 2010, December 31, 2011 and December 31, 2012 we have deferred revenues from installations in the amount of €4.4 million, €6.3 million and €3.5 million respectively.

In general, we recognize revenue from sales of equipment upon transfer of title, which is upon shipment of the equipment, only if testing at the factory has proven that the equipment has met substantially all of the customer’s criteria and specifications

The Company recognizes revenue from installation of equipment upon completion of installation at the customer’s site. At the time of shipment, the Company defers that portion of the sales price related to the relative selling price of installation. The relative selling price of the installation process is measured based upon the per-hour amounts charged to clients parties for similar installation services. Installation is completed when testing at the customer’s site has proven that the equipment has met all of the customer’s criteria and specifications. The completion of installation is signed-off by the customer (“final acceptance”).

We provide training and technical support service to customers. Revenue related to such services is recognized when the service is rendered. Revenue from the sale of spare parts and materials is recognized when transfer of title took place, in general upon shipment of the goods. Freight charges billed to customers are recognized as revenue, the related costs are recognized as cost of sales. Revenues are recognized excluding the taxes levied on revenues.

Cost of sales
 Cost of sales comprise direct costs such as labor, materials, cost of warranty, depreciation, shipping and handling costs and related overhead costs. Cost of sales also includes third party commission, depreciation expenses of evaluation tools at customers, royalty payments and costs relating to prototype and experimental products, which the Company may subsequently sell to customers. Costs of warranty include the cost of labor, material and related overhead necessary to repair a product during the warranty period.

Warranty
 We provide maintenance on our systems during the warranty period, usually one to two years. Costs of warranty include the cost of labor, material and related overhead necessary to repair a product during the warranty period. We accrue for the estimated cost of the warranty on products shipped in a provision for warranty, upon recognition of the sale of the product. The costs are estimated based on actual historical expenses incurred and on estimated future expenses related to current sales, and are updated periodically.

Research and development costs
 Research and development costs are expensed as incurred. Costs, which relate to prototype and experimental models and are sold to customers, are charged to cost of sales. Subsidies and other governmental credits to cover research and development costs relating to approved projects are recorded as research and development credits in the period when such project costs occur. The research and development expenses are presented net of the development credits.

Share-based compensation expenses
 The cost relating to employee stock options (compensation expense) are recognized based upon the grant date fair value of the stock options. The fair value at grant date is estimated using a Black-Scholes option valuation model. This model requires the use of assumptions including expected stock price volatility, the estimated life of each award and the estimated dividend yield.

The grant date fair value of the stock options is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of stock options that will eventually vest. The impact of the true up of the estimates is recognized in the consolidated statement of operations in the period in which the revision is determined.

For further information on ASMI’s employee stock option plans reference is made to Note 20.

Restructuring costs
 Restructuring expenses are recognized for exit or disposal activities when the liability arising from restructuring plans is incurred. Reference is made to Note 25. Distinction is made in one-time employee termination expenses, contract termination expenses and other associated expenses. For the accounting on the distinguished elements of restructuring expenses we apply to the policy as mentioned below. The expenses have been charged to “restructuring expenses”.

One-time termination expenses represent the payments provided to employees that have become redundant and are terminated under the terms and conditions of a restructuring plan. A restructuring plan exists at the date the plan meets all of the following criteria and has been communicated to employees:

•	Management commits to the plan.

•	The plan identifies the number of employees that become redundant and the expected completion date.

•	The plan sets out the terms and conditions of the arrangement in sufficient detail to enable employees to determine the type and amount of benefits they will receive.

•	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

The timing of the recognition and measurement of a liability for one-time termination expenses depends on whether employees will be retained to render service beyond a minimum retention period.

Contract termination expenses are related to the termination of an operating lease or another contract. These expenses are distinguished in:

•
Expenses related to the termination of the contract before the end of its term. These expenses are recognized when the contract is terminated .The liability is measured at its fair value in accordance with the contract terms.

•
Expenses related to contracts that will last for its remaining term without economic benefit to the entity. This is the case when a lease contract for premises is not terminated while the premises are not (completely) in use anymore. The liability is accrued for at the cease-use date, the date the company determined that it would no longer occupy the premises, which is conveyed to it under the contractual operating lease. The liability is measured at its fair value in accordance with the contract terms.

Other costs related to restructuring include costs to consolidate or close facilities and relocate employees. A liability for other expenses related to a restructuring such as transition costs is recognized and measured in the period in which the liability is incurred. The costs incurred are directly related to the restructuring activity. The definition of exit costs excludes expected future operating losses.

Income taxes
The Company recognizes deferred tax assets and liabilities for the estimated future tax consequences of events attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using currently enacted tax rates. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the Consolidated Statement of Operations in the period in which the enacted rate changes. Deferred tax assets are reduced through a valuation allowance at such time as, based on available evidence, it is more likely than not that the deferred tax assets will not be realized.

ASC 740 prescribes a two-step approach for recognizing and measuring tax positions taken or expected to be taken in a tax return. Prior to recognizing the benefit of a tax position in the financial statements, the tax position must be more-likely-than-not of being sustained based solely on its technical merits. Once this recognition threshold has been met, tax positions are recognized at the largest amount that is more-likely-than-not to be sustained. ASC 740 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Pension plans and similar commitments
 The Company has retirement plans covering substantially all employees. The principal plans are defined contribution plans, except for the plans of the Company’s operations in the Netherlands, Germany and Japan. The Company’s employees in the Netherlands participate in a multi-employer plan. Payment to defined contribution plans and the multi-employer plan are recognized as an expense in the Consolidated Statement of Operations as they fall due.

The Company’s employees in Germany and Japan participate in a defined benefit plan. Pension costs in respect of these defined benefit plans are determined using the projected unit credit method. These costs primarily represent the increase in the actuarial present value of the obligation for pension benefits based on employee service during the year and the interest on this obligation in respect of employee service in previous years, net of the expected return on plan assets. Obligations for retirement benefit and related net periodic pension costs are determined in accordance with actuarial valuations. These valuations rely on key assumptions including discount rates, expected return on plan assets, expected salary increases, mortality rates and health care trend rates. The discount rate assumptions are determined by reference to yields on high-quality corporate bonds of appropriate duration and currency at the end of the reporting period. In case such yields are not available, discount rates are based on government bonds yields. The expected returns on plan asset assumptions are determined on a uniform methodology, considering long-term historical returns and asset allocations. Due to changing market and economic conditions, the underlying key assumptions may differ from actual development and may lead to significant changes in retirement benefit obligations.

In accordance with ASC 715, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans" the Company recognizes in its Consolidated Balance Sheet an asset or a liability for the plan’s overfunded status or underfunded status respectively. The unfunded status is recognized as a liability. Actuarial gains and losses are recognized in other comprehensive income when incurred. Reference is made to Note 19 and Note 20.

Commitments and contingencies
 The Company has various contractual obligations, some of which are required to be recorded as liabilities in the Company’s consolidated financial statements, including long- and short-term debt. Others, namely operating lease commitments, purchase commitments and commitments for capital expenditure, are generally not required to be recognized as liabilities on the Company’s balance sheet but are required to be disclosed. Reference is made to Note 21.

Comprehensive income
 Comprehensive income consists of net earnings (loss) and other comprehensive income. Other comprehensive income includes gains and losses that are not included in net earnings, but are recorded directly in Shareholders’ Equity.

New accounting pronouncements
 In June 2011, the FASB issued authoritative guidance on the presentation of comprehensive income (ASU 2011-05) to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This authoritative guidance eliminates the option to present the components of other comprehensive income as part of the statement of equity. This guidance was effective for ASMI for the year 2012, and has been applied retrospectively. The implementation of this authoritative guidance did not change the presentation of comprehensive Income. As a result of this application the deferral of the date as per ASU 2011-12 was not relevant for ASMI.

In May 2011, the FASB issued ASU 2011-04 “Fair Value Measurement (Topic 820)” to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. This authoritative guidance limits the highest-and-best-use measure to non-financial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. This authoritative guidance also expands the disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs. The new guidance was effective for ASMI in 2012. The implementation of this authoritative guidance did not have a material impact on ASMI’s financial position or results of operations.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles-Goodwill and Other (Topic 350).” The amendments in this ASU will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step Quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU was effective for ASMI in 2012, but did not have any effect on ASMI’s consolidated financial statements. In July 2012, the FASB issued ASU 2012-02 " Testing indefinite-lived intangible assets for impairment". This ASU is an amendment on the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. This ASU was issued in response of feedback on ASU 2011-08. This new guidance will be effective on impairment tests performed for fiscal years beginning after September 15, 2012. The ASU will not have any effect on ASMI's consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11 "Disclosures about offsetting assets and liabilities". Under the new guidance entities must disclose both gross information and net information on instruments and transactions eligible for offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45, and instruments and transactions subject to an agreement similar to a master netting arrangement. The new guidance will be effective for ASMI beginning January 1, 2013. We do not expect this new guidance to have material impact on our consolidated financial statements.

In October 2012, the FASB issued ASU 2012-04 "Technical corrections and improvements". This ASU makes certain technical correction to the FASB Accounting Standards Codification. The new guidance will be effective for fiscal years beginning after December 15, 2012. We do not expect this new guidance to have material impact on our consolidated financial statements.

List of Significant Subsidiaries	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
List of Significant Subsidiaries
List of Significant Subsidiaries

Name	Location	% Ownership December 31,
		2011	2012
ASM Europe BV 1	Almere, the Netherlands	100.00%	100.00%
ASM United Kingdom Sales BV 1	Almere, the Netherlands	100.00%	100.00%
ASM Germany Sales BV 1	Almere, the Netherlands	100.00%	100.00%
ASM Pacific Holding BV1, 3	Almere, the Netherlands	100.00%	100.00%
ASM France S.A.R.L.	Montpellier, France	100.00%	100.00%
ASM Belgium NV	Leuven, Belgium	100.00%	100.00%
ASM Italia Srl	Agrate, Italy	100.00%	100.00%
ASM Microchemistry Oy	Helsinki, Finland	100.00%	100.00%
ASM Services and Support Ireland Ltd	Dublin, Ireland	100.00%	100.00%
ASM Services and Support Israel Ltd	Tel Aviv, Israel	100.00%	100.00%
ASM America, Inc	Phoenix, Arizona, United States	100.00%	100.00%
ASM Japan KK	Tokyo, Japan	100.00%	100.00%
ASM Wafer Process Equipment Ltd	Quarry Bay, Hong Kong, People’s Republic of China	100.00%	100.00%
ASM China Trading Ltd	Shanghai, People’s Republic of China	100.00%	100.00%

Name	Location	% Ownership December 31,
		2011	2012
ASM Wafer Process Equipment Singapore Pte Ltd	Singapore	100.00%	100.00%
ASM Front-End Sales & Services Taiwan Co, Ltd	Hsin-Chu, Taiwan	100.00%	100.00%
ASM Services & Support Malaysia SDN BDH	Kuala Lumpur, Malaysia	—%	100.00%
ASM Front-End Manufacturing Singapore Pte Ltd	Singapore	100.00%	100.00%
ASM NuTool, Inc	Phoenix, Arizona, United States	100.00%	100.00%
ASM Genitech Korea Ltd	Cheonan, South Korea	100.00%	100.00%
ASM IP Holding BV 1	Almere, the Netherlands	100.00%	100.00%
ASM Pacific Technology Ltd	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Assembly Automation Ltd 2	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Assembly Materials Ltd 2	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Technology Singapore Pte Ltd 2	Singapore	52.17%	51.96%
ASM Technology (M) Sdn Bhd 2	Johor Bahru, Malaysia	52.17%	51.96%
ASM Semiconductor Materials (Shenzhen) Co. Ltd 2	Shenzhen, People’s Republic of China	52.17%	51.96%
Edgeward Development Ltd 2	Guernsey, Channel Islands	52.17%	51.96%
Shenzhen ASM Micro Electronic Technology Co. Ltd 2	Shenzhen, People’s Republic of China	52.17%	51.96%
ASM Assembly Systems Management GmbH. 4	Munich, Germany	52.17%	51.96%
ASM Assembly Systems Management GmbH & C o K G 4	Munich, Germany	52.17%	51.96%
ASM Assembly Systems Ltd 4	Shanghai, People’s Republic of China	52.17%	51.96%
ASM Pacific( Hong Kong) Ltd 4	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Pacific (Holdings) Ltd	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Microelectronic Technical Services (Shanghai) Company Ltd	Shanghai, People’s Republic of China	52.17%	51.96%
ASM (Assembly Systems) GmbH & C o K G 4	Vienna, Austria	52.17%	51.96%
ASM Assembly Systems, LLC 4	Suwanee, United States	52.17%	51.96%
ASM Assembly Systems Pte. Ltd 4	Singapore	52.17%	51.96%
ASM Technology (Huizhou) Ltd	People’s Republic of China	52.17%	51.96%
ASM Technology China Ltd	People’s Republic of China	52.17%	51.96%

(1)
For these subsidiaries ASM International NV has filed statements at the Dutch Chamber of Commerce assuming joint and several liability in accordance with Article 403 of Book 2, Part 9 of the Netherlands Civil Code.

(2)	100% subsidiaries of ASM Pacific Technology Ltd.

(3)	Established in 2008, ASM Pacific Holding BV is holding 51.96% of the shares in ASM Pacific Technology Ltd.

(4)	100% subsidiaries of ASM Pacific Technology Ltd., Acquired January 7, 2011.

The accounts of the above mentioned entities and of certain insignificant subsidiaries not mentioned above have been consolidated in the Consolidated Financial Statements.

Acquisition	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisition
Acquisition

On January 7, 2011 ASMPT acquired the entire (voting) equity interest of SEAS Entities for a cash consideration of €36.5 million from Siemens Aktiengesellschaft. The principal activities of the SEAS Entities are development, production, sale and service of surface mount technology placement machines. We consider that the surface mount technology (“SMT”) industry is a natural field of expansion for ASMPT and an area to achieve significant synergies given it has similar engineering, technical and production process characteristics compared to the semiconductor equipment industry.

The headquarter of SEAS is located in Munich, Germany with production sites in Germany and Singapore. It also has marketing, sales and service offices in China, Unites States of America (“USA”), Austria, United Kingdom, France, Sweden, Italy, Mexico and Brazil.

Apart from the cash consideration paid, ASMPT entered into certain financial commitments to the ASM AS Entities and Siemens AG pursuant to the Master Sale and Purchase Agreement of the Acquisition entered into between Siemens AG and the Company (the “MSP Agreement”) which are summarized as set out below.

ASMPT undertook to pay an equity amount of €20.0 million as a capital injection to increase ASM AS KG’s registered limited partnership interest, and to grant ASM AS KG a revolving loan facility of up to €20.0 million for a period of at least three years from the completion of the acquisition subject to the terms and conditions as set out in the MSP Agreement (the “Loan Commitment”). ASMPT shall not alter, rescind, rewind or in any other way contradict the letter of support granted to ASM AS KG up to an amount of €120.0 million valid as for a duration of six years following the completion of the acquisition. The letter of support is to procure that ASM AS KG will for a period of six years after the completion of the acquisition be in position to fulfill its obligations towards its creditors when the obligations become due. ASMPT undertook to procure that ASM AS KG will not reduce or decrease the registered limited partnership interest of ASM AS KG for a period of three years following the completion of the acquisition.

Further, ASMPT undertook to Siemens AG that for a period of three years from date of the completion of the acquisition that the ASMPT would not directly or indirectly, (i) make, resolve, initiate, enable or accept any withdrawals from ASM AS KG or any of its partial or entire successors conducting the business or parts thereof (the “Sustained Business”), (ii) make, resolve on, initiate, enable or accept dividend payments or loan repayments by the Sustained Business, (iii) encumber, induce or impose the encumbrance of any assets of ASM AS KG or any of its successors other than in the ordinary course for the regular operative business of ASM AS KG, (iv) accept other non-arm’s length advantages from the Sustained Business, or (v) change, alter, rescind, rewind or in any other way contradict the equity commitment and loan commitment as set out in the MSP Agreement; (vi) impose transaction or management fees on the target companies; (vii)enter into any consultancy agreement in excess of €100; enter into any agreement or transaction which may result in a partial or entire change of the shareholding in the target companies or in the transfer of any asset relevant for the business from the target companies.

In addition, ASMPT undertook to Siemens AG that certain employment protection clauses of ASM AS KG as included in the MSP Agreement, including the maintenance of existing site in Munich, Germany and Munich as the headquarters of the group comprising principally the ASM AS Entities, and compliance with certain collective labor agreements, for a period of 3 years after closing date. ASMPT also undertook for a period of 3 years after closing date not to lay off any employees of SEAS KG for operational reason.

ASMPT also undertook to pay Siemens AG liquidated damages in the amount up to €20.0 million if ASMPT does not comply with its obligations in respect of the Sustained Business and employment protection as set out in the MSP Agreement and is not able to cure such non-compliance within a reasonable period of time. ASMPT agreed to provide Siemens AG with a bank guarantee which shall secure the obligations of ASMPT as set out above in an amount of not less than €20.0 million. The guarantee is to cover a period of four years and the aggregate expense to ASMPT would be €600,000 which represents part of the acquisition cost and is regarded as part of the consideration for the acquisition.

The following table summarizes the total purchase consideration and the identified assets and liabilities that were separately recognized in the purchase price allocation.

	Carrying value of net assets acquired (excluding acquired cash)	Purchase price allocation	Fair value
Inventories	91,812	11,529	103,341
Trade and other receivables	132,418	—	132,418
Current assets	224,230	11,529	235,759
Property, plant and equipment	13,077		13,077
Intangible assets	1,542	3,520	5,062
Other non-current assets	494	—	494
Non-current assets	15,113	3,520	18,633
Total Assets	239,343	15,049	254,392
Trade and other payables	151,624	—	151,624
Short-term debt	6,738	—	6,738
Deferred tax liabilities	16,199	—	16,199
Current liabilities	174,561	—	174,561
Deferred tax liabilities	4,428	—	4,428
Other non-current liabilities	10,699	—	10,699
Non-current liabilities	15,127	—	15,127
Total liabilities	189,688	—	189,688
Identified net assets	49,655	15,049	64,704
Cash acquired			81,075
			145,779
Total consideration			(36,500)
Gain bargain purchase			109,279

The purchase price allocation resulted in the valuation of acquired technology. Acquisition related costs have been excluded from the cost of acquisition and recognized as an expense in the year when incurred as within the “general and administrative expenses” line item in the consolidated statement of operations. Cumulative acquisition related costs in respect of the acquisition amounted to €5.2 million of which €0.8 million, €3.6 million and €0.7 million incurred in respectively 2009, 2010 and 2011.

The gain from a bargain purchase of €109,279 was recognized upon completion of the acquisition of the SEAS entities in 2011. The gain from a bargain purchase on acquisition was mainly attributable to depressed market value of the acquired business because of years of losses due to challenging economic environment and the bad global economic environment during the period of negotiation of the acquisition.

Estimated future amortization expense associated with the intangible assets acquired SEAS at December 31, 2012 is as follows:

2013	1,012
2014	1,012
2015	1,012

The following unaudited pro forma summary presents information as if SEAS had been acquired as of January 1, 2009, the first day of the Company’s 2009 fiscal year. In addition to an adjustment to amortization expense to reflect the value of intangibles recorded for this acquisition. No adjustment was made to reduce historical interest income to reflect the Company’s use of available cash in this acquisition. The proforma amounts do not reflect any benefits from economies that might be achieved from combining the operations of the two companies.

The pro forma information presented below (in thousands, except per share data) does not necessarily reflect the actual results that would have occurred had the companies been combined during the periods presented, nor is it necessarily indicative of the future results of operations of the combined companies.

	December 31,
	2009	2010
Net sales	808,042	1,571,357
Net income	(185,001)	271,240
Basic earnings per share	€(3.27)	€2.40
Diluted earnings per share	€(3.27)	€2.33

Since the acquisition date, January 7, 2011, SEAS contributed €444 million to net sales and €53 million to result from operations as reported in the consolidated statement of operations for the year ended December 31, 2011.

Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents, at Carrying Value [Abstract]
Cash And Cash Equivalents
Cash and Cash Equivalents

At December 31, 2012, cash and cash equivalents of the Company’s subsidiary ASMPT amounted to €145,414, which are restricted to be used only in the operations of ASMPT. No further restrictions on usage of cash and cash equivalents exist. The carrying amount approximates their fair value.

Pledged Bank Deposit	12 Months Ended
Dec. 31, 2012
Financial Instruments Pledged as Collateral [Abstract]
Pledged Bank Deposit
Pledged bank deposit

Pursuant to the Master Sale and Purchase Agreement of the acquisition (see note 3) entered into between ASMPT and Siemens Aktiengesellschaft , ASMPT provided a bank guarantee to Siemens AG upon completion of the acquisition for the purpose of securing certain obligations to an amount of €20 million. Per December 31, 2012, a bank deposit amounting to €20 million is pledged for the purpose of securing the bank guarantee. The pledged bank deposit will be released on January 7, 2015.

The pledged bank deposit carried interest at market rates of 0.1% (2011: 0.95%) per annum.

Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net, Current [Abstract]
Accounts Receivable
Accounts receivable

The carrying amount of accounts receivable is as follows:

	Current	Overdue < 30 days	Overdue 31 – 60 days	Overdue 61 – 120 days	Overdue > 120 days	Total
December 31, 2011	264,224	31,529	12,126	13,579	9,433	330,891
December 31, 2012	223,546	38,666	13,537	13,954	15,137	304,840

In the total amount of accounts receivable for the year ended December 31, 2012, an amount of €42,588 relates to notes receivable.

The changes in the allowance for doubtful accounts receivable are as follows:

Balance January 1, 2010	(8,968)
Charged to selling, general and administrative expenses	(461)
Utilization	648
Foreign currency translation effect	(523)
Balance December 31, 2010	(9,304)
Charged to selling, general and administrative expenses	(356)
Utilization	2,109
Foreign currency translation effect	(50)
Balance December 31, 2011	(7,601)
Charged to selling, general and administrative expenses	(2,825)
Utilization	1,841
Foreign currency translation effect	34
Balance December 31, 2012	(8,551)

The carrying amount of the accounts receivable approximates their fair value.

Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories
Inventories

Inventories consist of the following:

	December 31,
	2011	2012
Components and raw materials	189,174	180,575
Work in process	175,564	196,313
Finished goods	70,918	91,799
Total inventories, gross	435,656	468,687
Allowance for obsolescence	(58,989)	(65,287)
Total inventories, net	376,667	403,400

The changes in the allowance for obsolescence are as follows:

Balance January 1, 2010	(46,939)
Charged to cost of sales	(3,248)
Utilization	14,628
Foreign currency translation effect	(5,742)
Balance as of December 31, 2011	(41,301)
Charged to cost of sales	(28,122)
Utilization	12,526
Foreign currency translation effect	(2,092)
Balance as of December 31, 2011	(58,989)
Charged to cost of sales	(10,858)
Utilization	3,569
Foreign currency translation effect	991
Balance as of December 31, 2012	(65,287)

Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Other Intangible Assets
Other Intangible Assets

Other intangible assets include purchased technology from third parties and software developed or purchased (including licences) for internal use. The changes in the amount of other intangible assets are as follows:

	Software	Purchased technology and other intangible assets	Total
At cost:
Balance January 1, 2011	14,433	3,192	17,625
Additions	3,417	3,682	7,099
Acquisitions	44	4,782	4,826
Disposals	(104)	(47)	(151)
Foreign currency translation effect	252	603	855
Balance December 31, 2011	18,042	12,212	30,254
Additions	2,447	2,183	4,630
Disposals	(10)	—	(10)
Foreign currency translation effect	(133)	(2)	(135)
Balance December 31, 2012	20,346	14,393	34,739
Accumulated amortization:
Balance January 1, 2011	7,809	3,011	10,820
Amortization for the year	2,901	1,570	4,471
Disposals	(104)	(47)	(151)
Foreign currency translation effect	179	159	338
Balance December 31, 2011	10,785	4,693	15,478
Amortization for the year	2,784	2,634	5,418
Disposals	(10)	—	(10)
Foreign currency translation effect	(113)	51	(62)
Balance December 31, 2012	13,446	7,378	20,824
Other intangible assets, net:
December 31, 2011	7,257	7,519	14,776
December 31, 2012	6,900	7,015	13,915

Other intangible assets are amortized over their useful lives of 3 to 7 years. Estimated amortization expenses relating to other intangible assets are as follows:

2013	5,696
2014	4,046
2015	2,499
2016	1,182
2017	492
13,915

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill

The changes in the carrying amount of goodwill are as follows:

	Front-end	Back-end	Total
Balance January 1, 2011	11,193	39,622	50,815
Foreign currency translation effect	—	1,316	1,316
Balance December 31, 2011	11,193	40,938	52,131
Foreign currency translation effect	456	(699)	(243)
Balance December 31, 2012	11,649	40,239	51,888

The allocation of the carrying amount of goodwill is as follows:

	December 31,
	2011	2012
Front-end segment:
ASM Microchemistry Oy	3,560	3,560
ASM Genitech Korea Ltd	7,633	8,089
Back-end segment:
ASM Pacific Technology Ltd	40,938	40,239
Total	52,131	51,888

We perform an annual impairment test at December 31 of each year or if events or changes in circumstances indicate that the carrying amount of goodwill exceeds its fair value. Our Front-end impairment test and the determination of the fair value is based on a discounted future cash flow approach that uses our estimates of future revenues, driven by assumed market growth and estimated costs as well as appropriate discount rates. Our Back-end impairment test is based on the market value of the listed shares of ASMPT.

The material assumptions used for the fair value calculation of the reporting unit are:

•
An average discount rate of 22.7% ( 2011: 20.5%) representing the pre-tax weighted average cost of capital. This relative high rate is a consequence of the current situation whereby certain production lines are in the early phase of the product lifecycle, hence reflecting a higher risk.

•	For Front- end external market segment data, historical data and strategic plans to estimate cash flow growth per product line have been used.

•
Cash flow calculations are limited to five years of cash flow; after these five years perpetuity growth rates are set based on market maturity of the products. For maturing product the perpetuity growth rates used are 1% or less and for enabling technology products the rate used is 3% or less.

•	For Back-end the market value of the listed shares of ASMPT on the Hong Kong Stock exchange has been used in our analysis.

These estimates are consistent with the plans and estimated costs we use to manage the underlying business. Based on this analysis management believes that as per December 31, 2012 the fair value of the reporting units exceeded the carrying value.

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment

The changes in the amount of property, plant and equipment are as follows:

	Land, buildings and leasehold improvements	Machinery, equipment, furniture and fixtures	Total
At cost:
Balance January 1, 2011	131,431	409,889	541,320
Capital expenditures	38,993	50,226	89,219
Acquisition	276	11,249	11,525
Impairment	(1,416)	(6,622)	(8,038)
Retirements and sales	(9,361)	(30,692)	(40,053)
Reclassification	(235)	235	—
Foreign currency translation effect	8,186	20,665	28,851
Balance December 31, 2011	167,874	454,950	622,824
Capital expenditures	23,355	44,807	68,162
Retirements and sales	(278)	(10,253)	(10,531)
Reclassification	428	(748)	(320)
Foreign currency translation effect	(3,499)	(13,127)	(16,626)
Balance December 31, 2012	187,880	475,629	663,509
Accumulated depreciation:
Balance January 1, 2011	74,216	269,167	343,383
Depreciation for the year	9,170	30,815	39,985
Retirements and sales	(9,310)	(26,920)	(36,230)
Foreign currency translation effect	3,020	12,486	15,506
Balance December 31, 2011	77,096	285,548	362,644
Depreciation for the year	12,420	35,282	47,702
Retirements and sales	(81)	(9,558)	(9,639)
Reclassification	3	(323)	(320)
Foreign currency translation effect	(2,061)	(10,253)	(12,314)
Balance December 31, 2012	87,377	300,696	388,073
Property, plant and equipment, net:
December 31, 2011	90,778	169,402	260,180
December 31, 2012	100,503	174,933	275,436

Useful lives in years:	Buildings and leasehold improvements	10-25
	Machinery and equipment	2-10
	Furniture and fixtures	2-10

In 2011 the Company recorded an impairment charge of 8,038 related to machinery and equipment. The Company impaired certain items of property, plant and equipment related to the Back-end lead frame business. The impairment loss of 8,038 was recognized based on the recoverable amount of the relevant assets.

Assets Held For Sale	12 Months Ended
Dec. 31, 2012
Assets Held-for-sale, Long Lived [Abstract]
Assets Held For Sale
Assets held for sale

The changes in the carrying value of assets held for sale are as follows:

	Japan	The Netherlands	Total
Balance January 1, 2011	6,070	277	6,347
Foreign currency translation effect	515	—	515
Balance December 31, 2011	6,585	277	6,862
Foreign currency translation effect	(864)	—	(864)
Balance December 31, 2012	5,721	277	5,998

In 2009 the decision was made to dispose certain items of property, plant and equipment. These assets represent a carrying value as per December 31, 2012 of 5,998. The assets held for sale are located in Japan and The Netherlands. In Japan (Tama) a building that was used for research and development activities was ceased to be used in December 2009. The carrying value of €4.8 million is lower than the fair value less cost to sell. Also in Japan, a piece of land that was purchased to build a research and development center has now been regarded as held for sale. The carrying value of €0.9 million is below the expected selling price. The expected selling prices were determined, based on various inputs and considerations, including an appraisal from an outside firm performed during 2011. In the Netherlands the former ASMI head office located in Bilthoven has been regarded as held for sale. The carrying value of €0.3 million is lower than the fair value less cost to sell. The expected selling prices were determined, based on various inputs and considerations, including an appraisal from an outside firm performed during 2009. During 2012 both the Japanese and the Dutch properties were under the interest of the market, though the assets have not been sold yet, mainly as a result of the economical circumstances and the earth quake in Japan in 2011 leading to a low level of interest of the markets in these assets, the outside firms maintain the expected selling prices.

Evaluation Tools At Customers	12 Months Ended
Dec. 31, 2012
Other Inventory, Gross [Abstract]
Evaluation Tools At Customers
Evaluation tools at customers

The changes in the amount of evaluation tools are as follows:

Balance January 1, 2011	6,644
Evaluation tools shipped	14,901
Depreciation	(2,518)
Evaluation tools sold	(7,830)
Transfer from inventories	1,913
Foreign currency translation effect	877
Balance December 31, 2011	13,987
Evaluation tools shipped	11,120
Depreciation	(3,798)
Evaluation tools sold	(3,277)
Foreign currency translation effect	(1,110)
Balance December 31, 2012	16,922
Useful lives in years:	5

Evaluation tools are systems delivered to customers under evaluation agreements. Evaluation tools are recorded at cost and depreciated over their useful life (5 years). The depreciation period may be shorter, depending on circumstances. The depreciation expenses are reported as Cost of sales.

Investments	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Investments
Investments

The investment of €278 as per December 31, 2012 reflects the net equity value of the interest in Levitech BV Resulting from the management buy-out in 2009 of the RTP business, ASM International NV obtained a 20% interest in Levitech BV.

The changes in the investment are as follows:

Balance December 31, 2011	1,044
Share of result	(766)
Balance December 31, 2012	278

Notes Payable to Banks	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Notes Payable to Banks
Notes Payable to Banks

Information on notes payable to banks is as follows:

	December 31,
	2011	2012
Short-term debt outstanding in:
Japan	7,734	—
ASMPT	32,946	61,675
Total	40,680	61,675

Short-term debt outstanding in local currencies is as follows (in thousands):

	December 31,
	2011	2012
Japanese yen	775,000	—
Hong Kong dollar	331,144	630,686

ASMI and its individual subsidiaries borrow under separate short-term lines of credit with banks in the countries where they are located. The lines contain general provisions concerning renewal and continuance at the option of the banks. At December 31, 2012, short-term debt bears interest at LIBOR plus a margin per annum or HIBOR plus a margin per annum, at a weighted average effective interest rate of 1.64% (2011: 1.83%) per annum.

Total short-term lines of credit amounted to €337,567 at December 31, 2012. The amount outstanding at December 31, 2012 was €61,675 and the undrawn portion totaled €275,893. The undrawn portion includes the Company’s standby revolving credit facility of €150,000 with a consortium of banks. The facility is available through July 31, 2015. Once the facility is used, this usage is secured by a portion of the Company’s shareholding in ASMPT. The undrawn portion further includes €125,893 for ASMPT, which amount is restricted to be used only in the operations of ASMPT.

The credit facility of €150,000 includes two financial covenants: a minimum long-term committed capital and a total net debt/equity ratio. These financial covenants are measured twice each year, at June 30 and December 31. The minimum level of long-term committed capital for the year ended December 31, 2012 was €320 million, the long-term committed capital as per that date was €742 million. Long-term committed capital is defined as the consolidated total equity. The net debt/equity ratio should not exceed 2.0, whereby equity is defined as consolidated total equity. For the year ended December 31, 2012 net cash was €145 million and total equity €742 million. The Company is in compliance with these financial covenants as of June 30, 2012 and as of December 31, 2012.

 ASMI does not provide guarantees for borrowings of ASMPT and there are no guarantees from ASMPT to secure indebtedness of ASMI. Under the rules of the Stock Exchange of Hong Kong, ASMPT is precluded from providing loans and advances other than trade receivables in the normal course of business, to ASMI or its non ASMPT subsidiaries.

Provision for Warranty	12 Months Ended
Dec. 31, 2012
Standard Product Warranty Disclosure [Abstract]
Provision for Warranty
Provision for Warranty

The changes in the amount of provision for warranty are as follows:

Balance January 1, 2011	8,273
Charged to cost of sales	29,809
Acquisitions	33,733
Deductions	(24,822)
Foreign currency translation effect	2,519
Balance December 31, 2011	49,512
Charged to cost of sales	26,527
Deductions	(31,948)
Foreign currency translation effect	(170)
Balance December 31, 2012	43,921
Non-current portion	(5,298)
Current portion	38,623

Costs of warranty include the cost of labor, material and related overhead necessary to repair a product during the warranty period. The warranty period is usually one to two years. The Company accrues for the estimated cost of the warranty on its products shipped in the provision for warranty, upon recognition of the sale of the product. The costs are estimated based on actual historical expenses incurred and on estimated future expenses related to current sales, and are updated periodically. Actual warranty costs are charged against the provision for warranty.

Accrued Expenses and Other	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued Expenses and Other
Accrued Expenses and Other

Accrued expenses and other consist of the following:

	December 31,
	2011	2012
Advance payments from customers	29,621	29,350
Accrual for onerous contracts	446	125
Deferred revenue	6,340	5,938
Accrual for salaries, wages and related taxes and expenses	60,039	56,246
Interest payable	1,881	307
Payables arising from acquisition of property, plant and equipment	20,509	14,027
Other	34,055	26,067
	152,891	132,060

The accrual for onerous contracts relates to operating lease contracts for buildings for which no economic benefits are expected. The accrual for onerous contracts is expected to be utilized by 2013.

Long-term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Long-term Debt
Long-term Debt

Long-term debt consists of the following:

	December 31,
	2011	2012
Term loans:
Japan, 1.2-2.0%, due 2012 – 2014	17,764	—
ASMPT, LIBOR+2.5%	—	18,948
Mortgage loans:
Japan, 2.1-2.2%, due 2012	1,746	—
Capital lease commitments:
Japan, 1.8%, due 2012	141	—
	19,651	18,948
Current portion	(4,332)	(6,316)
Non-current portion	15,319	12,632

Long-term debt, including current portion, in local currencies is as follows (in thousands):

	December 31,
	2011	2012
Japanese yen	1,969,097	—
US dollar	—	25,000

Aggregate annual principal repayments for years subsequent to December 31, 2012 are:

2013	6,316
2014	6,316
2015	6,316
18,948

Capital lease commitments relate to commitments for equipment and machinery.

Convertible Subordinated Debt	12 Months Ended
Dec. 31, 2012
Convertible Subordinated Debt [Abstract]
Convertible Subordinated Debt
Convertible Subordinated Debt

As per 1 January 2009, ASMI applies ASC 815 “Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock”.

Our convertible bonds initially due 2011 and 2014, included a component that creates a financial liability to the Company and a component that grants an option to the holder of the convertible note to convert it into common shares of the Company (“conversion option”). ASC 815 requires separate recognition of these components.

For the conversion options of the convertible bonds due 2011 the accounting was different from that for the conversion option of the convertible bonds due 2014. As the convertible bonds due 2011 were denominated in USD and the ASM International common shares in which they can be converted to are denominated in Euro, these conversion options were recognized as a liability measured at fair value. The conversion option was measured at fair value through the income statement. For the conversion options of the convertible bonds due 2014 the fixed–for-fixed principle is met as both the debt instrument (the bond) and the Company’s equity shares, in which they can be converted to, are denominated in the same currency (Euro). Based on this criterion the conversion option qualifies as permanent equity.

The fair value of the liability component is estimated using the prevailing market interest rate at the date of issue, for similar non-convertible debt. Subsequently, the liability is measured at amortized cost. The interest expense on the liability component is calculated by applying the market interest rate for similar non-convertible debt at the date of issue to the liability component of the instrument. The difference between this amount and the interest paid is added to the carrying amount of the convertible subordinated notes, thus creating a non-cash interest expense. For the financial year 2012 this accretion interest expense was €4,469 (2011: €4,401).

On October 8, 2012 we initiated a full redemption for all of the outstanding principle balance of our 6.50% Convertible Subordinated notes due 2014, as per November 27, 2012. This proposal for redemption resulted in a full conversion of convertible notes into 9,074,396 common shares.

On December 31, 2010 we initiated a full redemption for all of the outstanding principal balance of our 4.25% Convertible Subordinated notes due 2011, as per February 15, 2011. This proposal for redemption resulted in an almost full conversion of convertible notes into common shares. Until conversion, the conversion option was valued at fair value resulting in a non-cash loss during 2011 of €4.4 million.

The changes in the outstanding amounts of convertible subordinated debt are as follows:

	4.25% convertible subordinated notes, due 2011	6.50% convertible unsecured notes, due 2014
Liability at redemption value at date of issuance	111,682	150,000
Conversion component at date of issuance	(18,329)	(23,601)
Liability component at date of issuance	93,353	126,399

Balance January 1, 2011	32,438	130,804
Conversion of notes	(32,536)	—
Accrual of interest	126	4,274
Foreign currency translation effect	(29)	—
Balance December 31, 2011	—	135,078
Conversion of notes	—	(139,407)
Accrual of interest	—	4,329
Balance December 31, 2012	—	—

	4.25% convertible subordinated notes, due 2011	6.50% convertible subordinated notes, due 2014
Nominal value in US$:
December 31, 2011	—	n/a
December 31, 2012	—	—
Nominal value in €:
December 31, 2011	—	150,000
December 31, 2012	—	—

4.25% convertible subordinated notes, due 2011
In December 2004, ASMI issued US$150.0 million in principal amount of 4.25% convertible subordinated notes due in December 2011 in a private offering. Interest on the notes was payable on June 6 and December 6 of each year. The notes were subordinated in right of payment to all of the Company’s existing and future senior indebtedness. The notes were convertible, at the option of the holder, into shares of the Company’s common stock initially at a conversion rate of 48.0307 shares of common stock for each US$1,000 principal amount of notes, subject to adjustment in certain circumstances. This was equivalent to an initial conversion price of US$20.82 per share. Effective December 6, 2007, the conversion price was adjusted for the cash dividend paid in September 2007 to US$20.71 per share. On or after December 6, 2007, the Company could redeem any of the notes at a redemption price equal to 100% of the principal amount of the notes being redeemed, plus accrued and unpaid interest, if the closing price of the Company’s common shares exceeded 130% of the conversion price for at least 20 trading days in any period of 30 consecutive trading days. In the event of a change in control, the Company could be required to repurchase the notes.

In 2007, US$14.6 million of the US$150.0 million convertible subordinated notes were repurchased. The US$14.6 million were repurchased for a market value of US$19.4 million. The loss for the early extinguishment of the notes of €3,740, which includes the premium paid above par and the write-off of unamortized issuance costs, was recorded as expense from early extinguishment of debt in the Consolidated Statement of Operations for the year 2007.

In 2008 US$7.7 million in convertible subordinated notes were converted into 372,426 common shares of which 102,509 consisted of the treasury shares previously purchased by the Company and 269,917 newly issued common shares.

In 2009 US$26.3 million convertible subordinated notes were repurchased for a market value of US$33.7 million. The loss from the early extinguishment of the notes of €1,548 thousand, which includes the write-off of unamortized issuance costs and the amortization of unamortized interest expenses, was recorded as a loss from early extinguishment of debt in the Consolidated Statement of Operations for the year 2009.

In 2010 US$56.5 million convertible subordinated notes was repurchased for a market value of US$74.6 million. The loss from the early extinguishment of the notes of €3,609, which includes the write-off of unamortized issuance costs and the amortization of unamortized interest expenses, was recorded as a loss from early extinguishment of debt in the Consolidated Statement of Operations for the year 2010.

In 2010 US$7 thousand in convertible subordinated notes were converted into 337 common shares, newly issued by the Company.

On January 3, 2011 we announced that we initiated a full redemption for all of the outstanding principal balance of the 4.25% Convertible Subordinated Notes due 2011. The Notes which were not converted into common shares were redeemed on February 16, 2011, at a redemption price of 100.00% of the principal amount thereof, plus accrued and unpaid interest to February 15, 2011. The Notice of Redemption for the Notes was sent to all registered holders on January 3, 2011.

6.50% convertible subordinated notes, due 2014
In November 2009, ASMI issued €150.0 million in principal amount of 6.50% convertible unsecured notes due in November 2014 in a private offering. Interest on the notes is payable on February 6, May 6, August 6 and November 6 of each year. The notes are subordinated in right of payment to all of the Company’s existing and future senior indebtedness. The notes are convertible into shares of the Company’s common stock only, initially at a conversion rate of 58.5851 shares of common stock for each €1,000 principal amount of notes, subject to adjustment in certain circumstances. This is equivalent to an initial conversion price of €17.09 per share. As a result of the dividend paid on common shares during 2011 and 2012 the conversion price was adjusted to €16.85 and €16.53 respectively. On or after November 27, 2012, the Company could redeem any of the notes at a redemption price equal to 100% of the principal amount of the notes being redeemed, plus accrued and unpaid interest, if the closing price of the Company’s common shares had exceeded 130% of the conversion price for at least 20 trading days in any period of 30 consecutive trading days.

On October 8, 2012 we announced that we initiated a full redemption for all of the all outstanding 6.5% senior unsecured convertible bonds on November 27, 2012 at their principal amount, together with accrued but unpaid interest. The Notice of Redemption for the Notes was sent to all registered holders on October 8, 2012. Bondholders could exercise their right to convert their Bonds into ordinary shares ultimately on November 20, 2012. This proposal for redemption resulted in a full conversion of convertible notes into 9,074,396 common shares.

Conversion option
The conversion component of the subordinated notes qualifying as a liability was measured at fair value. The fair values for these options were determined using a Black-Scholes option valuation model.

Debt issuance costs
The fees incurred for the issuance of the convertible subordinated notes are included as debt issuance costs in the Consolidated Balance Sheet and amortized by the effective interest method as interest expense during the economic life of the debts. Upon the conversion of the 6.50% convertible unsecured notes the balance of the unamortized debt issuance costs impaired, an amount of €2,209 was recognized as loss from early extinguishment of debt in the Consolidated Statement of Operations for the year 2012.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Shareholders' Equity
Shareholders’ Equity

Common shares, preferred and financing preferred shares
The authorized capital of the Company amounts to 110,000,000 shares of €0.04 par value common shares, 118,000 shares of €40 par value preferred shares and 8,000 shares of €40 par value financing preferred shares, of which 63,095,986 common shares, no preferred and no financing preferred shares were outstanding as at December 31, 2012. All per December 31, 2012 outstanding common shares ware fully paid. All shares have one vote per €0.04 par value. Treasury shares held by the Company cannot be voted on.

Financing preferred shares are designed to allow ASMI to finance equity with an instrument paying a preferred dividend, linked to EURIBOR loans and government loans, without the dilutive effects of issuing additional common shares.

Preferred and financing preferred shares are issued in registered form only and are subject to transfer restrictions. Essentially, a preferred or financing preferred shareholder must obtain the approval of the Company’s Supervisory Board to transfer shares. If the approval is denied, the Supervisory Board will provide a list of acceptable prospective buyers who are willing to purchase the shares at a cash price to be fixed by consent of the Supervisory Board and seller within two months after the approval is denied. If the transfer is approved, the shareholder must complete the transfer within three months, at which time the approval expires.

Preferred shares are entitled to a cumulative preferred dividend based on the amount paid-up on such shares. Financing preferred shares are entitled to a cumulative dividend based on the par value and share premium paid on such shares. The preferred dividend on the amount paid-up was €5 for the year 2009, since 2009 no preferred dividend was paid.

In the event preferred shares are issued, the Management Board must, within two years after such preferred shares were issued, submit to the general meeting a proposal to annul the preferred shares. On May 14, 2008, 21,985 preferred shares were issued to Stichting Continuïteit ASM International (“Stichting”). The amount paid-up by Stichting was €220, which is the equivalent of one/fourth of the nominal value of the preferred shares. On May 14, 2009 the Annual Meeting of Shareholders resolved to cancel the outstanding preferred shares and to reissue an option to Stichting Continuïteit to acquire preferred shares.

During 2008, ASM engaged Lehman Bros (“Lehman”). to repurchase ordinary ASMI shares on the Euronext and Nasdaq markets on behalf of ASMI. As of September 15, 2008, at the time it went into bankruptcy administration, Lehman reported that it had purchased and held on our behalf 2,552,071 shares, which were accounted for as treasury shares accordingly. ASM filed a submission with the Lehman administrators giving notice of the shares held in custody by Lehman. At ASMI’s May 2009 Annual General Meeting, our shareholders resolved to cancel all of these treasury shares which, accordingly, was accounted for in our 2009 Annual Report as a reduction of the number of outstanding shares. Lehman was notified of the cancellation of shares at the time.

In September 2010, Lehman’s administrators notified us that there is a possible shortfall in the number of shares held by Lehman of 479,279 shares (out of the 2,552,071 shares), which cannot currently be accounted for by Lehman. During 2011 we received further information based on which we conclude that the possible shortfall in the number of shares held by Lehman is now reduced to 246,983 shares.

The Lehman administrators also reported a segregated collateral cash account of US$6,759, that ASMI may be entitled to in the absence of the shares. We have not been able to obtain additional information to confirm and understand the potential shortfall of shares or our ability to recover the US$6,759 from the Lehman bankruptcy proceedings in lieu of the shares. Accordingly, we are uncertain at this time as to the accuracy of the shortfall of shares, our ability to claim the collateral cash sum to cover the value of any such discrepancy, and our entitlement to all or a portion of such sum when distributions are determined and made by the administrator since there is likely to also be a shortfall in Lehman assets subject to proprietary rights. Given the magnitude of the overall Lehman administration, we believe it may take several years to obtain clarity or resolution about the potential shortfall or claim to cash. ASMI is in the process of filing a claim with the Lehman administrators to safeguard our interests.

Considering the factual and legal uncertainties, it is premature to conclude that the 246,983 shares should still be considered as outstanding or that ASMI has a US$6,759 receivable from Lehman. ASMI has, therefore, neither reversed the cancellation of these shares that we recorded in 2009, nor recorded a receivable from Lehman. If the shares would be considered as outstanding, the negative impact on our basic and diluted earnings per share (EUR 1) as at December 31, 2012 would have been €0.001 and €0.001 respectively per share.

Retained earnings
Distributions to common shareholders are limited to the extent the total amount of shareholders’ equity exceeds the amounts of nominal paid-in share capital (exclusive any share premium) and any reserves to be formed pursuant to law or the Company’s articles of association. The amounts are derived from the Statutory Financial Statements of ASM International NV.

Results on dilution of investments in subsidiaries are accounted for directly in equity. For 2012 and 2011 these dilution gains were €7,284 and €5,266 respectively.

Accumulated other comprehensive loss
The changes in the amount of accumulated other comprehensive loss are as follows:

	Foreign currency translation effects	Unrealized gains (losses) on derivative instruments, net of tax	Unrecognized pension obligations, net of tax	Total
Balance January 1, 2011	(33,687)	13	(565)	(34,239)
Foreign currency translation effect on translation of foreign operations	13,357	—	—	13,357
Increase in fair value of derivative instruments, net of tax	—	(13)	—	(13)
Actuarial loss	—	—	744	744
Total change in accumulated other comprehensive loss	13,357	(13)	744	14,088
Balance December 31, 2011	(20,330)	—	179	(20,151)
Foreign currency translation effect on translation of foreign operations	(6,994)	—	—	(6,994)
Actuarial loss	—	—	(1,797)	(1,797)
Total change in accumulated other comprehensive loss	(6,994)	—	(1,797)	(8,791)
Balance December 31, 2012	(27,324)	—	(1,618)	(28,942)

Purchases of Equity Securities by the Issuer and Affiliated Purchasers
On May 15, 2012, the General Meeting of Shareholders authorized the Company, for an 18-month period, to be calculated from the date of the General Meeting, to repurchase its own shares up to the statutory maximum, at a price at least equal to the shares’ nominal value and at most a price equal to 110% of the share’s average closing price according to the listing on the Euronext Amsterdam stock exchange during the five trading days preceding the purchase date.

Per March 15, 2013, 1,500,000 shares were bought back under the authorization of May 15, 2012.

The maximum of shares that may yet be purchased under the program takes into account the treasury shares held by the Company (at December 31, 2012 there were no treasury shares held) and the maximum number of common shares which the Company can hold according to its Articles of Association. This maximum is 10% of the number of common shares issued.

Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits and Share-based Compensation [Abstract]
Employee Benefits
Employee Benefits

Pension plans

Front-end

For the Front-end segment the Company has retirement plans covering substantially all employees. The principal plans are defined contribution plans, except for the plans of the Company’s operations in the Netherlands and Japan.

Multi-employer plan
The Company’s employees of the Front-end segment in the Netherlands, approximately 179 employees, participate in a multi-employer union plan ,“Bedrijfstakpensioenfonds Metalektro”, (“PME”) determined in accordance with the collective bargaining agreements effective for the industry in which ASMI operates. This collective bargaining agreement has no expiration date. This multi-employer union plan covers approximately 1,220 companies and 150,000 contributing members. ASMI’s contribution to the multi-employer union plan is less than 5.0% of the total contribution to the plan as per the annual report for the year ended December 31, 2012. The plan monitors its risks on a global basis, not by company or employee, and is subject to regulation by Dutch governmental authorities. By law (the Dutch Pension Act), a multi-employer union plan must be monitored against specific criteria, including the coverage ratio of the plan assets to its obligations. This coverage ratio must exceed 104.25% for the total plan. Every company participating in a Dutch multi-employer union plan contributes a premium calculated as a percentage of its total pensionable salaries, with each company subject to the same percentage contribution rate. The premium can fluctuate yearly based on the coverage ratio of the multi-employer union plan. The pension rights of each employee are based upon the employee’s average salary during employment.

ASMI’s net periodic pension cost for this multi-employer union plan for any period is the amount of the required contribution for that period. A contingent liability may arise from, for example, possible actuarial losses relating to other participating entities because each entity that participates in a multi-employer union plan shares in the actuarial risks of every other participating entity or any responsibility under the terms of a plan to finance any shortfall in the plan if other entities cease to participate.

The coverage ratio of the multi-employer union plan increased to 93.9% as of December 31, 2012 (December 31, 2011: 90.0%). Because of the low coverage ratio PME prepared and executed a so-called “Recovery Plan” which was approved by De Nederlandsche Bank, the Dutch central bank, which is the supervisor of all pension companies in the Netherlands. Due to the low coverage ratio and according the obligation of the “Recovery Plan” the pension premium percentage is 24.0% in both 2013 and 2012. The coverage ratio is calculated by dividing the plan assets by the total sum of pension liabilities and is based on actual market interest.

The Company accounts for the multi-employer plan as if it were a defined contribution plan as the manager of the plan, PME, stated that its internal administrative systems do not enable PME to provide the Company with the required Company-specific information in order to account for the plan as a defined benefit plan. The Company's net periodic pension cost for the multi-employer plan for a fiscal period is equal to the required contribution for that period.

Defined benefit plan
The Company’s employees of the Front-end segment in Japan participate in a defined benefit plan. The most recent actuarial valuations of plan assets and the present value of the defined benefit obligation were carried out at December 31, 2012. The present value of the defined benefit obligation and the related current service cost and passed service cost were measured using the Projected Unit Credit Method.

The funded status of the plan and the amounts not yet recognized in the Consolidated Statement of Operations and the amounts recognized in the Consolidated Balance Sheet are as follows:

	December 31,
	2011	2012
Defined benefit obligations	(9,485)	(8,357)
Fair value of plan assets	4,090	4,794
Funded status/(deficit)	(5,395)	(3,563)

The changes in defined benefit obligations and fair value of plan assets are as follows:

	December 31,
	2011	2012
Defined benefit obligations
Balance January 1	8,805	9,485
Current service cost	664	731
Interest on obligation	107	121
Actuarial losses (gains)	(53)	(436)
Benefits paid	(176)	(423)
Curtailment and settlement	(630)	—
Foreign currency translation effect	768	(1,121)
Balance December 31	9,485	8,357

Fair value of plan assets
Balance January 1	3,189	4,090
Expected return on plan assets	103	144
Actuarial losses (gains)	(219)	52
Company contribution	852	1,544
Benefits paid	(176)	(423)
Foreign currency translation effect	341	(613)
Balance December 31	4,090	4,794

The net periodic benefit cost consists of the following:

	December 31,
	2010	2011	2012
Current service cost	629	664	731
Interest on obligation	139	107	121
Expected return on plan assets	(77)	(103)	(144)
Amortization deferred actuarial loss	1	6	46
Amortization of past service cost	—	(12)	(55)
Net periodic pension benefit cost	692	662	699

The actual return on plan assets was €(116) and €196 for the years ended December 31, 2011 and 2012 respectively.

The assumptions in calculating the actuarial present value of benefit obligations and net periodic benefit cost are as follows:

	December 31,
	2010	2011	2012
Discount rate for obligations	1.25%	1.25%	1.55%
Expected return on plan assets	3.00%	3.00%	3.00%
Expected rate of compensation increase	2.93%	2.93%	2.93%

The allocation of plan assets is as follows:

	December 31,
	2011		2012
Equity	940	23%	1,087	23%
Bonds	2,488	61%	2,957	62%
Loans	368	9%	463	10%
Real estate	66	2%	72	2%
Other	228	6%	215	4%
	4,090	100%	4,794	100%

The investment strategy is determined based on an asset-liability study in consultation with investment advisers and within the boundaries given by regulatory bodies for pension funds. Equity securities consist primarily of publicly traded Japanese companies and common collective funds. Publicly traded equities are valued at the closing prices reported in the active market in which the individual securities are traded (level 1). Common collective funds are valued at the published price (level 1) per share multiplied by the number of shares held as of the measurement date.
Fixed income (bonds and loans) consists of corporate bonds, government securities and common collective funds. Corporate and government securities are valued by third-party pricing sources (level 2). Common collective funds are valued at the net asset value per share (level 2) multiplied by the number of shares held as of the measurement date.

Real estate fund and other values are primarily reported by the fund manager and are based on valuation of the underlying investments(level 3) which include inputs such as cost, discounted cash flows, independent appraisals and market based comparable data.

The plan assets do not include any of the Company’s shares.

Back-end
For the Back-end segment the ASMPT has retirement plans covering a substantial portion of its employees. The principal plans are defined contribution plans.

The plans for employees in Hong Kong are registered under the Occupational Retirement Schemes Ordinance (“ORSO Scheme”) and a Mandatory Provident Fund Scheme (“MPF Scheme”) established under the Mandatory Provident Fund Schemes Ordinance in December 2000. The assets of the schemes are held separately from those of ASMPT in funds under the control of trustees. The ORSO Scheme is funded by monthly contributions from both employees and ASMPT at rates ranging from 5% to 12.5% of the employee’s basic salary, depending on the length of services with ASMPT. For members of the MPF Scheme, ASMPT contributes 5% of relevant payroll costs to the MPF Scheme subject only to the maximum level of payroll costs amounting to HK$25,000 per employee, which contribution is matched by the employees.

The employees of ASMPT in Mainland China, Singapore and Malaysia are members of state managed retirement benefit schemes operated by the relevant governments. ASMPT is required to contribute a certain percentage of payroll costs to these schemes to fund the benefits. The only obligation of ASMPT with respect to these schemes is to make the specified contributions. The assets of the schemes are held separately from those of ASMPT in funds under the control of trustees, and in the case of Singapore and Malaysia, by the Central Provident Fund Board of Singapore and Employee Provident Fund of Malaysia respectively.

Certain ASM AS (the former SEAS) entities operate funded defined benefits pension scheme for all their qualified employees. Pension benefits provided by ASM AS Entities are currently organized primarily through defined benefit pension plans which cover virtually all German employees and certain foreign employees of ASM AS entities. Furthermore, ASM AS entities provide other post-employment benefits, which consist of transition payments and death benefits to German employees after retirement. These predominantly unfunded other post-employment benefit plans qualify as defined benefit plans. Defined benefit plans determine the entitlements of their beneficiaries. An employee’s final benefit entitlement at regular retirement age may be higher than the fixed benefits at the reporting date due to future compensation or benefit increases. The net present value of this ultimate future benefit entitlement for service already rendered is represented by the Defined Benefit Obligation (“DBO”), which is calculated with consideration of future compensation increases by actuaries. The DBO is calculated based on the projected unit credit method and reflects the net present value as of the reporting date of the accumulated pension entitlements of active employees, former employees with vested rights and of retirees and their surviving dependents with consideration of future compensation and pension increases.

In the case of unfunded plans, the recognized pension liability is equal to the DBO adjusted by unrecognized past service cost. In the case of funded plans, the fair value of the plan assets is offset against the benefit obligations. The net amount, after adjusting for the effects of unrecognized past service cost, is recognized as a pension liability or prepaid pension asset.

	December 31,
	2011	2012
Defined benefit obligations	(22,303)	(33,987)
Fair value of plan assets	21,364	27,035
Funded status/(deficit)	(939)	(6,952)

The changes in defined benefit obligations and fair value of plan assets are as follows:

	December 31,
	2011	2012
Defined benefit obligations
Balance January 1	—	22,303
Obligation assumed in the acquisition of SEAS	22,305	—
Current service cost	1,502	1,691
Interest on obligation	898	1,095
Past service costs	—	104
Actuarial losses (gains)	(2,662)	8,532
Benefits paid	(26)	(55)
Transfers	(65)	85
Contribution participants	89	222
Foreign currency translation effect	262	10
Balance December 31	22,303	33,987

Fair value of plan assets
Balance January 1	—	21,364
Fair value of plan assets at completion date of acquisition of SEAS	22,199	—
Expected return	673	853
Actuarial (losses) gains	(1,646)	2,981
Contribution participants	89	222
Contribution employer	—	1,615
Foreign currency translation effect	49	—
Balance December 31	21,364	27,035

The actual return on plan assets was €973 for the year ended December 31, 2011 and €3,834 for the year ended December 31, 2012.

The investment strategy is determined based on an asset-liability study in consultation with investment advisers and within the boundaries given by regulatory bodies for pension funds. Equity securities consist primarily of publicly traded companies and common collective funds. Publicly traded equities are valued at the closing prices reported in the active market in which the individual securities are traded (level 1). Common collective funds are valued at the published price (level 1) per share multiplied by the number of shares held as of the measurement date.
Fixed income (bonds and loans) consists of corporate bonds, government securities and common collective funds. Corporate and government securities are valued by third-party pricing sources (level 2). Common collective funds are valued at the net asset value per share (level 2) multiplied by the number of shares held as of the measurement date.

Real estate fund and other values are primarily reported by the fund manager and are based on valuation of the underlying investments(level 3) which include inputs such as cost, discounted cash flows, independent appraisals and market based comparable data.

The plan assets do not include any of the Company’s shares.

The assumptions in calculating the actuarial present value of benefit obligations and net periodic benefit cost are as follows:

	December 31,
	2011	2012
Discount rate for obligations	5.25%	3.50%
Expected return on plan assets	4.00%	3.50%
Expected rate of compensation increase	2.26%	2.25%

The allocation of plan assets is as follows:

	December 31,
	2011		2012
Equity	3,418	16%	5,677	21%
Fixed income and corporate bonds	17,519	82%	20,817	77%
Cash and other assets	427	2%	541	2%
	21,364	100%	27,035	100%

The plan assets do not include any of the Company’s shares.

Other post-employment benefit plans ASMPT

Employees who joined ASM Assembly Systems GmbH & Co. KG , a subsidiary located in Germany, on or before 30 September 1983, are entitled to transition payments and death benefits. In respect of the transition payments for the first six months after retirement, participants receive the difference between their final compensation and the retirement benefits payable under the corporate pension plan. Employees of the Group in France are entitled to retirement indemnity plans as required by the French labor laws.

The reconciliation of the funded status of the other post-employment benefit plans to the amount recognized in the consolidated statement of financial position per December 31, 2012 is as follows:

Defined benefit obligation (unfunded)	1,634

The reconciliation of the changes in the benefit obligation for the other post-employment benefits for the year ended December 31, 2012 is as follows:

	December 31,
	2011	2012
Defined benefit obligations
Balance January 1	1,470	1,414
Current service cost	63	45
Interest on obligation	65	69
Actuarial losses / (gains)	(174)	372
Benefits paid	(18)	(181)
Transfers	—	(85)
Foreign currency translation effect	8	—
Balance December 31	1,414	1,634

The components of the principal pension benefit plans and the other post-employment benefit plans recognized in the consolidated statement of operations in respect of these defined benefit plans and other post-employment benefits for year ended December 31, 2012 are as follows:

	December 31, 2011			December 31, 2012
	Principal defined benefit plans	Other post- employment benefit plans	Total	Principal defined benefit plans	Other post- employment benefit plans	Total
Current service cost	(1,502)	(63)	(1,565)	(1,691)	(45)	(1,736)
Interest on obligation	(897)	(65)	(962)	(1,095)	(69)	(1,164)
Past service cost	—	—	—	(104)	—	(104)
Expected return on plan assets	673	—	673	853	—	853
Net periodic pension benefit cost	(1,726)	(128)	(1,854)	(2,037)	(114)	(2,151)

Other retirement benefit obligations ASMPT

The consolidated statement of financial position also includes liabilities for other retirement benefit obligations consisting of liabilities for severance payments in Italy and Austria amounting to €353 as at December 31, 2012 (2011: €317).

Retirement plan costs for ASMI consolidated

ASMI expects to contribute €4,525 to the defined benefit plan in 2013. The Company expects to pay benefits for years subsequent to December 31, 2012 as follows:

	Front-end segment	Back-end segment	Total
2013	250	168	418
2014	254	143	397
2015	307	227	534
2016	431	321	752
2017	451	400	851
Aggregate for the years 2018-2022	3,495	4,259	7,754
Total	5,188	5,518	10,706

Retirement plan costs for ASMI consolidated consist of the following:

	December 31,
	2010	2011	2012
Defined contribution plans	10,423	15,990	16,952
Multi-employer plans	1,207	1,111	1,420
Defined benefit plans	673	1,844	2,779
Total retirement plan costs	12,303	18,945	21,151

The Company does not provide for any significant post-retirement benefits other than pensions.

Employee Stock Option Plan

The Company has adopted various stock option plans and has entered into stock option agreements with various employees. Under these plans, employees may purchase a specific number of shares of the Company’s common stock. Options are priced at market value in euro or US dollars on the date of grant.

In 2011 a new Stock Option Plan was adopted. In the new plan to limit potential dilution, the amount of outstanding (vested and non-vested) options granted to the Management Board and to other employees will not exceed 7.5% of the issued ordinary share capital of ASMI. The new Stock Option Plan 2011 consists of two sub-plans: the ASMI Stock Option Plan for employees (ESOP) and the ASMI Stock Option for members of the Management Board (MSOP).

A leading principle of the option plans is that options are issued to employees and Management Board members once per annum as at 31 December of the relevant year, this includes the possible grant to newly hired employees. The number of options outstanding under the option plans or under any other plan or arrangement in aggregate may never exceed 7.5% of ASMI’s share capital. This is in accordance with the ASMI Remuneration Policy.

By resolution of the AGM of 15 May 2012 the formal authority to issue options and shares was allocated to the Management Board subject to the approval of the Supervisory Board. This authority is valid for 18 months and needs to be refreshed annually by the AGM to allow the continued application of the SOPS beyond 15 November 2013. The ESOP is principally administered by the Management Board and the MSOP is principally administered by the Supervisory Board. This complies with applicable corporate governance standards. However, the Supervisory Board has no power to represent the Company. For external purposes the Management Board remains the competent body under both SOPS. The SOPS envisage that the Supervisory Board, or—in the case of the ESOP—the Management Board with the approval of the Supervisory Board, will determine the number of options to be granted to the Management Board members and to employees as of 31 December of any financial year (the Grant date).

For employees and existing Management Board members the Grant Date for all options granted is 31 December of the relevant year. In each of these situations the three year Vesting Period starts at the Grant Date. The exercise price in euro of all options issued under the SOPS is determined on the basis of the market value of the ASMI shares in as at (i.e. immediately prior to) the Grant Date.

The exercise period is 4 years starting at the 3rd anniversary of the vesting date.

At December 31, 2012, options to purchase 1,396,005 shares have been issued under the 2011 Stock Option Plan representing 2.2% of the shares outstanding per December 31, 2012. Under previous plans no more options to purchase shares can be issued. Under the various stock option plans a total of 2,325,088 options to purchase common stock were outstanding at December 31, 2012, expiring at various dates through 2019. The number of options outstanding at December 31, 2011 and 2012 were 1,835,067 and 2,325,088 respectively.

The following is a summary of changes in options outstanding:

	Number of options	Weighted average exercise price in US$	Number of options	Weighted average exercise price in €
Balance January 1, 2010	822,900	19.00	927,258	14.89
Options granted	42,000	35.01	64,500	22.53
Options forfeited	(35,700)	19.73	(67,185)	16.97
Options exercised	(143,140)	16.83	(165,110)	13.12
Balance December 31, 2010	686,060	20.40	759,463	15.74
Options granted	—	—	687,114	22.33
Options forfeited	(1,080)	16.65	—	—
Options exercised	(169,870)	19.10	(126,620)	14.82
Balance December 31, 2011	515,110	20.83	1,319,957	19.08
Options granted	—	—	708,891	27.04
Options forfeited	(29,400)	20.63	(44,500)	15.49
Options exercised	(85,310)	20.42	(59,660)	15.08
Balance December 31, 2012	400,400	20.94	1,924,688	22.22

The weighted average fair values of employee stock options granted in US dollars were US$17.02 in 2010. The weighted average fair values of employee stock option granted in Euro were €13.94 in 2010, €10.43 in 2011 and €12.27 in 2012.

The weighted average remaining contractual life of the outstanding options granted in 2012 is 7 years at December 31, 2012.

The total intrinsic value of options exercised was €2,322, €4,307 and €2,220 for the years ended December 31, 2010, 2011 and 2012 respectively. In 2010, 2011 and 2012 new shares have been issued for the exercise of 308,250 options, 296,490 options and 144,970 options respectively.

On December 31, 2012 options outstanding and options exercisable classified by range of exercise prices are:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
In US$		In years	In US$		In US$
1.00-10.00	50,000	6.13	7.50	18,000	7.41
10.00-15.00	66,500	3.21	11.94	41,420	11.84
15.00-20.00	30,900	4.54	18.35	18,500	17.98
20.00-30.00	211,000	4.08	24.54	117,400	25.12
30.00-40.00	42,000	4.00	35.01	16,800	35.01
US$1.00-40.00	400,400	4.22	20.94	212,120	21.18
In €		In years	In €		In €
1.00-10.00	11,200	0.89	7.90	6,000	7.79
10.00-15.00	130,500	3.07	12.65	127,060	12.69
15.00-20.00	378,983	3.43	16.27	218,383	17.00
20.00-25.00	655,614	6.00	22.33	—	—
20.00-30.00	748,391	6.84	27.01	15,800	26.50
€1.00-30.00	1,924,688	5.59	22.22	367,243	15.77

At December 31, 2012, the aggregate intrinsic value of all options outstanding and all options exercisable is €14,160 and €5,681 respectively.

The cost relating to employee stock options is measured at fair value on the grant date. The fair value was determined using the Black-Scholes option valuation model with the following weighted average assumptions:

	December 31,
	2011	2012
Expected life (years)	7	7
Risk free interest rate	3.51%	3.28%
Dividend yield	0.32%	0.64%
Expected volatility	40.9%	41.98%

The grant date fair value of the stock options is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of stock options that will eventually vest. The impact of the true up of the estimates is recognized in the consolidated statement of operations in the period in which the revision is determined. We recorded compensation expenses of €2,526, €1,872 and €3,242 for 2010, 2011 and 2012 respectively.

Employee Share Incentive Scheme ASMPT

In 1989, the shareholders of ASMPT approved a plan to issue up to 5.0 percent of the total issued shares of ASMPT to directors and employees. This plan was extended in 1999 for a term up to March 23, 2010. At the annual general meeting of the ASMPT held on 24 April 2009, the shareholders approved to extend the period of the Scheme for a term of a further 10 years up to March 23, 2020 and allow up to 7.5% of the issued share capital of ASMPT from time to time (excluding any shares subscribed for or purchased pursuant to the Scheme since 23 March 1990) to be subscribed for or purchased pursuant to the Scheme during such extended period and that no more than 3.5% of the issued share capital of ASMPT from time to time (excluding any shares subscribed for or purchased pursuant to the Scheme since 23 March 1990) to be subscribed for or purchased pursuant to the Scheme for the period from 24 March 2010 to 23 March 2015.

The directors annually may approve an amount of supplemental compensation to the designated directors and officers, which will be used to issue or purchase ASMPT’s common shares for the designees at current market value.

On 21 March 2012, the directors resolved to grant, and the Company granted, a total of 1,950,300 shares (the “2012 Incentive Shares”) in the Company to certain employees and members of the management of the Group upon expiration of the defined qualification period. The vesting period of such grant, which is the qualification period, was from 21 March 2012 to 15 December 2012.

On 28 March 2012 (the “Adoption Date”), a Share Award Scheme was adopted by the Company to establish a trust to subscribe and purchase shares of the Company for the benefit of employees and members of the management of the Group under the Employee Share Incentive Scheme. The scheme is valid and effective for a period of 8 years commencing from the Adoption Date. Pursuant to the rules of the scheme, the Company has appointed a trustee, Law Debenture Trust (Asia) Limited, for purpose of administering the scheme and holding the awarded shares. As a result of such Share Award Scheme, 328,000 shares (the “2012 Awarded Share”) was allocated from the 2012 Incentive Shares as the 2012 Awarded Shares

On December 15, 2012, 1,607,400 common shares of ASMPT were issued, for cash at par value of HK$.10 per share, pursuant to the Employee Share Incentive Scheme of ASMPT and 14,900 shares were forfeited and unallocated by ASMPT. 328,000 shares of the 2012 Awarded Shares were vested on the same date.

In 2010 and 2011, respectively 1,726,900 and 1,518,100 ASMPT shares were issued to certain directors and employees under the plan. The effect of this transaction on ASMI was a dilution of its ownership interest in ASMPT of 0.21% in 2012, 0.19% in 2011 and 0.23% in 2010. The shares issued under the plan in 2012 have diluted ASMI’s ownership in ASMPT to 51.96% as of December 31, 2012.

The fair value of the 2012 Incentive shares granted was determined with reference to the market value of the shares at the grant date taking into account the expected dividends as the employees are not entitled to received dividends paid during the vesting period, while for the 2012 Awarded Shares, its fair value was determined with reference to the cost of purchase from the market included transaction costs, which is not significantly differenct from the fair value at the grant date.

Total compensation expenses related to the Employee Share Incentive Scheme of respectively €11,375 in 2010, €11,580 in 2011 and €19,823 in 2012 were charged to the Consolidated Statement of Operations.

.

The fair value of the 2012 Incentive shares granted was determined with reference to the market value of the shares at the grant date taking into account the expected dividends as the employees are not entitled to received dividends paid during the vesting period, while for the 2012 Awarded Shares, its fair value was determined with reference to the cost of purchase from the market included transaction costs, which is not significantly differenct from the fair value at the grant date.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Capital leases included in property, plant and equipment are as follows:

	December 31,
	2011	2012
Machinery and equipment	3,953	3,485
Furniture and fixtures	389	344
	4,342	3,829
Less accumulated depreciation	(4,075)	(3,829)
	267	—

At December 31, 2012 operating leases having initial or remaining non-cancelable terms in excess of one year are as follows:

Operating leases
2013	21,430
2014	17,548
2015	12,356
2016	8,539
2017	5,424
Years thereafter	7,229
Total	72,526

Aggregate rental expense for operating leases was €10,173 in 2010, €22,335 in 2011 and €24,661 in 2012. At December 31, 2012 the Company had entered into purchase commitments with suppliers in the amount of €141,908 for purchases, of which €139,221 for purchases within the next 12 months. Commitments for capital expenditures at December 31, 2012 were €10,552.

Change of Control Transaction

Pursuant to our 1997 settlement agreement with Applied Materials, as amended and restated in 1998, if we desire to effect a change of control transaction, as defined in the settlement agreement which generally involves our Front-end operations and not our holdings in ASMPT, with a competitor of Applied Materials, we must first offer the change of control transaction to Applied Materials on the same terms as we would be willing to accept from that competitor pursuant to a bona fide arm’s-length offer made by that competitor.

Litigation and Environmental Matters	12 Months Ended
Dec. 31, 2012
Loss Contingency, Information about Litigation Matters [Abstract]
Litigation and Environmental Matters
Litigation and Environmental Matters

The Company is a party to various legal proceedings incidental to its business and is subject to a variety of environmental and pollution control laws and regulations. As is the case with other companies in similar industries, the Company faces exposure from actual or potential claims and legal proceedings. Although the ultimate disposition of legal proceedings cannot be predicted with certainty, it is the opinion of the Company’s management that the outcome of any claim which is pending or threatened, either individually or on a combined basis, will not have a material effect on the financial position of the Company, its cash flows and result of operations.

Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2012
Summary of Derivative Instruments by Risk Exposure [Abstract]
Financial Instruments and Risk Management
Financial Instruments and Risk Management

Financial Instruments

Financial instruments include:

Financial assets:

	December 31,
	2011	2012
Cash and cash equivalents	390,250	290,475
Pledged cash deposits	20,000	20,000
Accounts receivable	330,891	304,840
Investments	1,044	278
Derivative instruments designated in cash flow hedges	—	145

Financial liabilities:

	December 31,
	2011	2012
Notes payable to banks	40,680	61,675
Accounts payable	157,549	151,761
Current portion of long-term debt	4,332	6,316
Long-term debt	15,319	12,632
Convertible subordinated debt	135,078	—
Derivative instruments designated in fair value hedges	1,764	—

Gains or losses related to financial instruments are as follows:

	Year ended December 31,
	2011	2012
Interest income	2,902	1,989
Interest expense	(13,497)	(12,113)
Accretion interest expense convertible notes at amortized value	(4,401)	(4,469)
Loss resulting from early extinguishment of debt	(824)	(2,209)
Result from investments	—	(766)
Revaluation conversion option	(4,378)	—
Losses Foreign currency exchange, net	7,040	(3,957)
Addition to allowance for doubtful accounts receivable	(356)	(2,825)

Fair value is the price that would be received to sell an asset pr paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASMI uses the following fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1.	Quoted prices in active markets that are accessible at the measurement date for identical assets and liabilities.

Level 2.
Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3.	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

There were no transfers between levels during the years ended December 31, 2012 and December 31, 2011.

The following table presents the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis.

	At carrying value	At fair value Level 1	Level 2	Level 3	Total
December 31, 2011
Liabilities:
Derivative financial instruments 1)	1,764	—	1,764	—	1,764
Total	1,764	—	1,764	—	1,764
December 31, 2012
Assets:
Derivative financial instruments 1)	145	—	145	—	145
Total	145	—	145	—	145

1) Derivative financial instruments consist of forward foreign exchange contracts.

The valuation technique used to determine the fair value of forward foreign exchange contracts (used for hedging purposes) approximates the Net Present Value technique which is the estimated amount that a bank would receive or pay to terminate the forward foreign exchange contracts at the reporting date, taking into account current interest rates and current exchange rates.

Financial Risk Factors

ASMI is exposed to a number of risk factors: market risks (including foreign exchange risk and interest rate risk), credit risk and liquidity risk. The Company uses forward exchange contracts to hedge its foreign exchange risk. The Company does not enter into financial instrument transactions for trading or speculative purposes.

Foreign Exchange Risk

ASMI and its subsidiaries conduct business in a number of foreign countries, with certain transactions denominated in currencies other than the functional currency of the Company (euro) or one of its subsidiaries conducting the business. The purpose of the Company’s foreign currency management is to manage the effect of exchange rate fluctuations on revenues, costs and cash flows and assets and liabilities denominated in selected foreign currencies, in particular denominated in US dollar.

We use forward exchange contracts to hedge its foreign exchange risk of anticipated sales or purchase transactions in the normal course of business, which occur within the next twelve months, for which the Company has a firm commitment from a customer or to a supplier. The terms of these contracts are consistent with the timing of the transactions being hedged. The hedges related to forecasted transactions are designated and documented at the inception of the hedge as cash flow hedges, and are evaluated for effectiveness quarterly. The effective portion of the gain or loss on these hedges is reported as a component of accumulated other comprehensive loss in Shareholders’ Equity, and is reclassified into earnings when the hedged transaction affects earnings.

The majority of revenues and costs of the Company’s Back-end segment are denominated in Hong Kong dollars, Chinese Yuan and US dollars. The effect of exchange rate fluctuations on revenues, costs and cash flows and assets and liabilities denominated in foreign currencies is periodically reviewed.

Changes in the fair value of derivatives that do not qualify for hedge treatment, as well as the ineffective portion of any hedges, are recognized in earnings. The Company records all derivatives, including forward exchange contracts, on the balance sheet at fair value in other current assets or accrued expenses. If the underlying transaction being hedged fails to occur, or if a portion of any derivative is ineffective, the gain or loss is immediately recognized in earnings under foreign currency exchange gains (losses) in the Consolidated Statement of Operations. Hedge ineffectiveness was insignificant for the years ended December 31, 2011 and December 31, 2012.

Furthermore, the Company might manage the currency exposure of certain receivables and payables using derivative instruments, such as forward exchange contracts (fair value hedges) and currency swaps, and non-derivative instruments, such as debt borrowings in foreign currencies. The gains or losses on these instruments provide an offset to the gains or losses recorded on receivables and payables denominated in foreign currencies. The derivative instruments are recorded at fair value and changes in fair value are recorded in earnings under foreign currency exchange gains (losses) in the Consolidated Statement of Operations. Receivables and payables denominated in foreign currencies are recorded at the exchange rate at the balance sheet date and gains and losses as a result of changes in exchange rates are recorded in earnings under foreign currency exchange gains (losses) in the Consolidated Statement of Operations.

To the extent that exchange rate fluctuations impact the value of the Company’s investments in its foreign subsidiaries, they are not hedged. The cumulative effect of these fluctuations is separately reported in Consolidated Shareholders’ Equity. Reference is made to Note 19.

The outstanding forward exchange contracts are as follows:

	Currency	Notional amount	Fair value	Included in accumulated other comprehensive income (loss)
			Euro	Euro
December 31, 2011
Liabilities
Fair value hedge contracts:
Short position	US$	(56,975)	1,764	—
December 31, 2012
Assets:
Fair value hedge contracts:
Short position	US$	(27,100)	(145)	—

For forward exchange contracts, market values based on external quotes from banks have been used to determine the fair value.

The following table analyzes the Company’s sensitivity to a hypothetical 10% strengthening and 10% weakening of the US dollar, Singapore dollar, Hong Kong dollar and Japanese yen against the euro as of December 31, 2011 and December 31, 2012. This analysis includes foreign currency denominated monetary items and adjusts their translation at year end for a 10% increase and 10% decrease of the US dollar, Singapore dollar, Hong Kong dollar or Japanese yen against the euro. A positive amount indicates an increase in equity. Recognized in equity is the revaluation effect of subsidiaries denominated in US dollar, Singapore dollar, Hong Kong dollar and Japanese yen.

	Impact on equity
	2011	2012
10% increase of US dollar versus euro	3,656	4,564
10% decrease of US dollar versus euro	(3,656)	(4,564)
10% increase of Singapore dollar versus euro	5,028	5,868
10% decrease of Singapore dollar versus euro	(5,028)	(5,868)
10% increase of Hong Kong dollar versus euro	66,702	56,693
10% decrease of Hong Kong dollar versus euro	(66,702)	(56,693)
10% increase of Japanese yen versus euro	4,908	5,294
10% decrease of Japanese yen versus euro	(4,908)	(5,294)

A hypothetical 10% strengthening or 10% weakening of any currency other than the US dollar, Hong Kong dollar, Singapore dollar and Japanese yen against the euro as of December 31, 2011 and December 31, 2012 would not result in a material impact on equity.

The following table analyzes the Company’s sensitivity to a hypothetical 10% strengthening and 10% weakening of the US dollar, Hong Kong dollar and Japanese Yen against the euro at average exchange rates for the years 2011 and 2012. A positive amount indicates an increase in net earnings.

	Impact on net earnings
	2011	2012
10% increase of Japanese yen versus euro	(519)	923
10% decrease of Japanese yen versus euro	519	(923)
10% increase of US dollar versus euro	1,887	915
10% decrease of US dollar versus euro	(1,887)	(915)
10% increase of Hong Kong dollar versus euro	14,392	3,630
10% decrease of Hong Kong dollar versus euro	(14,392)	(3,630)

A hypothetical 10% strengthening or 10% weakening of any currency other than the US dollar, Hong Kong dollar and the Japanese yen against the euro at average exchange rates for the years 2011 and 2012 would not result in a material impact on net earnings.

Interest Risk

We are exposed to interest rate risk primarily through our borrowing activities. The Company does not enter into financial instrument transactions for trading or speculative purposes or to manage interest rate exposure. At December 31, 2012 the Company had €18,948 in long-term debt at fixed interest rates and €61,675 in other borrowings with variable short-term interest rates. A hypothetical change in the average interest rate by 10% on the portion of the Company’s debt bearing interest at variable rates would not result in a material change in interest expense at December 31, 2011 and December 31, 2012 borrowing levels.

Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and derivative instruments. These instruments contain a risk of counterparties failing to discharge their obligations. We monitor credit risk and manages credit risk exposure by type of financial instrument by assessing the creditworthiness of counterparties. We do not anticipate nonperformance by counterparties given their high creditworthiness.

The Company’s customers are semiconductor device manufacturers located throughout the world. We perform ongoing credit evaluations of our customers' financial condition. We take additional measures to mitigate credit risk when considered appropriate by means of down payments, letters of credit. We generally do not require collateral or other security to support financial instruments with credit risk.

Concentrations of credit risk (whether on or off-balance sheet) that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.

The Company derives a significant percentage of its revenue from a small number of large customers. The Company’s largest customer accounted for approximately 8.8% of net sales in 2012 (2011: 6.4%; 2010: 5.2%) and the ten largest customers accounted for approximately 31.6% of net sales in 2012 (2011: 27.9%; 2010: 27.9%). Sales to these large customers also may fluctuate significantly from time to time depending on the timing and level of purchases by these customers. Significant orders from such customers may expose the Company to a concentration of credit risk and difficulties in collecting amounts due, which could harm the Company’s financial results. At December 31, 2012 one customer accounted for 6.5% of the outstanding balance in accounts receivable (2011: 4.5%; 2010: 6.0%).

We invest our cash and cash equivalents in short-term deposits and derivative instruments with high-rated financial institutions. We only enter into transactions with a limited number of major financial institutions that have high credit ratings and we closely monitor the creditworthiness of our counterparties. Concentration risk is mitigated by limiting the exposure to a single counterparty.

The maximum credit exposure is equal to the carrying values of cash and cash equivalent and accounts receivable.

Liquidity Risk

The following table summarizes the Company’s contractual obligations as at December 31, 2012 aggregated by type of contractual obligation:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Notes payable to banks [1]	62,686	62,686	—	—	—
Long-term debt [1]	19,957	6,821	13,136	—	—
Operating leases	72,526	21,430	29,904	13,963	7,229
Pension liabilities	12,540	418	931	1,603	9,588
Purchase obligations:
Purchase commitments to suppliers	141,908	139,221	2,687	—	—
Capital expenditure commitments	10,553	10,273	280	—	—
Unrecognized tax benefits (ASC 740)	22,511	22,511	—	—	—
Total contractual obligations	342,681	263,360	46,938	15,566	16,817

 __________________

(1)	Including accrued interest based on the percentages at the reporting date.

Total short-term lines of credit amounted to €337,567 at December 31, 2012. The amount outstanding at December 31, 2012 was €61,675 and the undrawn portion totaled €275,893. The undrawn portion includes the standby revolving credit facility of €150,000 with a consortium of banks. The facility, available through July 31, 2015, is secured by a portion of the Company’s shareholding in ASMPT. The undrawn portion includes €61,675 for ASMPT, which amount is restricted to be used only in the operations of ASMPT.

The Company uses notes payable to banks to manage short term liquidity and uses long-term debt and convertible subordinated debt to manage long term liquidity.

For the majority of purchase commitments, the Company has flexible delivery schedules depending on the market conditions, which allows the Company, to a certain extent, to delay delivery beyond originally planned delivery schedules.

Research And Development	12 Months Ended
Dec. 31, 2012
Research and Development Expense [Abstract]
Research and Development
Research and Development

Research and Development consists of the following:

	Year ended December 31,
	2010	2011	2012
Research and development expenses	79,331	130,153	150,118
Research and development grants and credits	(546)	(753)	(899)
Total research and development expenses	78,785	129,400	149,219

The Company’s operations in the Netherlands, Germany and the United States receive research and development grants and credits from various sources. The research and development grants and credits received from governmental sources in the Netherlands include a credit which is contingently repayable to the extent the Company recognizes sales of products to which the credit is related within an agreed upon period. The Company does not recognize a liability on the Consolidated Balance Sheet in respect of this credit until it recognizes sales of products to which the credit is related, within the agreed upon period and is then charged to cost of sales when such sales are recorded. The repayment amounts to 4.0% of the realized sales of these products.

With the disposal of our RTP business in 2009 the liability has been transferred to Levitech BV, the vehicle in which the management buy-out has been constructed. ASM International NV participates for 20% in Levitech BV. With the disposal of our RTP business we have licensed our RTP portfolio of 61 issued patents and 11 pending patents to Levitech BV.

Restructuring Expenses	12 Months Ended
Dec. 31, 2012
Restructuring Charges [Abstract]
Restructuring Expenses
Restructuring expenses

In the fourth quarter of 2012 we started a cost reduction program in our Front-end operation. We are reducing headcount in our manufacturing organization in Singapore with 110 people. Related to these actions, an amount of €0.9 million in restructuring expenses was recorded in 2012.

In 2009 ASMI started the implementation of a major restructuring in the Front-end segment (PERFORM!). The main components of the Company’s accelerated execution plans are:

•
The consolidation of our global Front-end manufacturing operations from Europe, the United States and Japan, into our Front-end manufacturing operations in Singapore by the end of 2010. This will be achieved by completing the previously announced transfer from Almere, the Netherlands, which was finalized during 2009; the phasing out the manufacturing operation in Phoenix, Arizona, in the first half of 2010; and by transferring manufacturing from Nagaoka, Japan, no later than the fourth quarter of 2010.

•
The reduction of selling, general and administration expenses by making fundamental changes in our global support infrastructure. This includes a significant simplification and streamlining of our warehousing operations and the further strengthening of the global sales & service organization which was created last year.

•	The leveraging of research and development and our product portfolio by reprioritization of strategic programs in order to maximize their potential.

The following table summarizes the aggregated restructuring expenses by type:

	Year ended December 31,
	2010	2011	2012
Employee related expenses	4,534	—	891
Contract termination related expenses	779	—	—
Transition expenses	3,806	—	—
Other expenses	2,082	—	—
Total restructuring expenses	11,201	—	891

Related to these execution plans, an amount of €11.2 million in restructuring expenses was recorded in 2010. These expenses were mainly costs for severance packages, retention costs, provisions for vacancy and other costs related to the transition of activities to Singapore.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Expense (Benefit) [Abstract]
Income Taxes
Income Taxes

The components of earnings (loss) before income taxes and Non-controlling interest consist of:

	Year ended December 31,
	2010	2011	2012
The Netherlands	(48,177)	(3,450)	(70,263)
Other countries	333,639	356,305	136,994
Earnings before income taxes and Non-controlling interest	285,462	352,855	66,731

The income tax expense consists of:

	Year ended December 31,
	2010	2011	2012
Current:
The Netherlands	(505)	(494)	(110)
Other countries	(38,342)	(64,684)	(26,337)
	(38,847)	(65,178)	(26,447)
Deferred:
The Netherlands	—	—	—
Other countries	(4,092)	28,486	147
Income tax expense	(42,939)	(36,692)	(26,300)

The provisions for income taxes as shown in the Consolidated Statements of Operations differ from the amounts computed by applying the Netherlands statutory income tax rates to earnings before taxes. A reconciliation of the provisions for income taxes and the amounts that would be computed using the Netherlands statutory income tax rates is set forth as follows:

	Year ended December 31,
	2010	2011	2012
Earnings before income taxes and Non-controlling interest	285,462	352,855	66,731
Netherlands statutory income tax rate	25.5%	25.0%	25.0%
Income tax provision at statutory rate	(72,793)	(88,214)	(16,683)
Non-deductible expenses	(8,250)	(8,228)	(6,508)
Foreign taxes at a rate other than the Netherlands statutory rate	24,198	12,983	(2,699)
Valuation allowance	(3,698)	17,991	(14,876)
Non-taxable income	18,536	30,156	4,887
Other [1]	(932)	(1,380)	9,579
Income tax expense	(42,939)	(36,692)	(26,300)

1) Other for 2012 consist of tax credits €3,163 and unwinding of temporary differences in the current year for which no deferred tax was recognized in prior years €5,549.

Included in non-taxable income for 2012 is €3,244 regarding the Company’s manufacturing operations in Singapore and other countries where income covering certain products is non-taxable or subject to concessional tax rates under tax incentive schemes granted by the local tax authority. The majority of these tax incentive schemes have terms ending by December 31, 2020.

On May 29, 2006 and June 8, 2009 the Singapore Economic Development Board (“EDB”) granted Pioneer Certificates to ASM Front End Manufacturing Singapore Pte Ltd (“FEMS”, a principal subsidiary of the Group,) to the effect that profits arising from certain manufacturing activities by FEMS of Front End equipment will in principle be exempted from tax for a period of 10 years effective from dates ranging between April 1, 2005 and July 1, 2008, subject to fulfillment of certain criteria during the period.

On July 12, 2010, the EDB granted a Pioneer Certificate to ASM Technology Singapore Pte Limited (“ATS”), a principal subsidiary of the Group, to the effect that profits arising from certain products will be exempted from tax for a period of 10 years effective from dates ranging between June 1, 2010 and January 1, 2012 across specified products, subject to fulfillment of certain criteria during the period. EDB had also granted a 5 year Development and Expansion Incentive (DEI) to ATS to the effect that the profits arising from certain existing products shall be subject a concessionary tax rate of 10% for a period of 5 years from January 1, 2011, subject to the fulfillment of certain criteria during the period.

On the same date, the EDB also granted ATS an International Headquarters (“IHQ”) Award to the effect that certain income arising from qualifying activities conducted by ATS, excluding income from business transactions with companies or end customers in Singapore, shall be subject to concessionary tax rate of 5% for a period of 10 years from January 1, 2011, subject to fulfillment of certain criteria during the period.

The Netherlands statutory tax rate amounted to 25.5% in 2010. For 2011 and 2012 this rate was 25.0%. Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions. The Company’s deferred tax assets and liabilities have been determined in accordance with these statutory income tax rates.

Deferred income taxes developed as follows:

	January 1, 2011	Acquisitions	Reclassifications	Consolidated statement of operations	Equity	Exchange differences	December 31, 2011
Deferred tax assets:
Reserves and allowances	7,020	255	163	3,860	(337)	(546)	10,415
Net operating losses	153,407	7,038	—	(74,935)	—	1,210	86,720
Depreciation	2,331	(1,164)	—	(801)	—	(3)	363
Other	1,216	(12,302)	—	18,438	—	(961)	6,391
Gross deferred tax assets	163,974	(6,173)	163	(53,438)	(337)	(300)	103,889
Less: valuation allowance	(149,600)	—		73,010	—	123	(76,467)
Net deferred tax assets	14,374	(6,173)	163	19,572	(337)	(177)	27,422
Deferred tax liabilities:	(322)	(13,295)	(163)	8,914	—	485	(4,381)
Net deferred income taxes	14,052	(19,468)	—	28,486	(337)	308	23,041

	January 1, 2012	Acquisitions	Reclassifications	Consolidated statement of operations	Equity	Exchange differences	December 31, 2012
Deferred tax assets:
Reserves and allowances	10,415	—	3,985	4,928	1,730	(736)	20,322
Net operating losses	86,720	—	—	(2,303)	—	(939)	83,478
Depreciation	363	—	508	1,478	—	(89)	2,260
Other	6,391	—	(6,525)	1,345	28	(127)	1,112
Gross deferred tax assets	103,889	—	(2,032)	5,448	1,758	(1,891)	107,172
Less: valuation allowance	(76,467)	—	(180)	(6,442)	—	(161)	(83,250)
Net deferred tax assets	27,422	—	(2,212)	(994)	1,758	(2,052)	23,922
Deferred tax liabilities:	(4,381)	—	2,212	1,142	—	39	(988)
Net deferred income taxes	23,041	—	—	148	1,758	(2,013)	22,934

Deferred tax assets and liabilities are classified in the consolidated balance sheet as follows:

	December 31,
	2011	2012
Deferred tax assets—current	14,350	17,967
Deferred tax assets—non-current	13,072	5,955
Deferred tax liabilities—current	(3,513)	(36)
Deferred tax liabilities—non-current	(868)	(952)
	23,041	22,934

Based on tax filings, ASMI and its individual subsidiaries have net operating losses available at December 31, 2012 of €318,477 for tax return purposes to reduce future income taxes, mainly in Europe. The Company believes that realization of its net deferred tax assets is dependent on the ability of the Company to generate taxable income in the future. Given the volatile nature of the semiconductor equipment industry, past experience, and the tax jurisdictions where the Company has net operating losses, the Company believes that there is currently insufficient evidence to substantiate recognition of substantially all net deferred tax assets with respect to net operating losses. Accordingly, a valuation allowance of €76,467 in 2011 and €83,250 in 2012 has been recorded.

The amounts and expiration dates of net operating losses for tax purposes are as follows:

Expiration year	Total of net operating losses for tax purposes	Net operating losses for which deferred tax assets are recognized
2013	16,309	—
2014	37,607	—
2015	—	—
2016	—	—
2017	47,429	—
2018	47,293	—
2019	35,905	—
2020	147	—
2021	60,564	149
2022-2028	—	—
2029	22,374	—
2030	3,689	—
Unlimited	47,160	80
Total	318,477	229

The Company has not provided for deferred foreign withholding taxes, if any, on undistributed earnings of its foreign subsidiaries. At December 31, 2012 the undistributed earnings of subsidiaries, subject to withholding taxes, were approximately €82,596. These earnings could become subject to foreign (withholding) taxes if they were remitted as dividends and / or if the Company should sell its interest in the subsidiaries.

Consistent with the provisions of ASC 740, as of December 31, 2012, ASMI has a liability of unrecognized tax benefits of €22.5 million. A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits is as follows:

Balance January 1, 2010	15,663
Gross increases—tax positions in current year	3,230
Foreign currency translation effect	1,164
Balance December 31, 2010	20,057
Gross increases—tax positions in current year	950
Foreign currency translation effect	742
Balance December 31, 2011	21,749
Gross increases—tax positions in current year	1,157
Foreign currency translation effect	(395)
Balance December 31, 2012	22,511

Unrecognized tax benefits mainly relate to transfer pricing positions, operational activities in countries where the Company is not tax registered and tax deductible costs. The Company estimates that no interest and penalties are related to these unrecognized tax benefits. In the year ended December 31, 2012, no settlement with tax authorities and no reduction as a result of a lapse of statute of limitations occurred.

Unrecognized tax benefits of would, if recognized, impact the Company’s effective tax rate. The Company provided for the amount of €22,511 reflecting managements best estimate to mitigate possible impact in case of an unfavorable outcome. The unrecognized tax benefits are classified in the consolidated balance sheet under “accrued expenses and other” and are covered with purchased tax certificates which are classified in the consolidated balance sheet under “other current assets”.

A summary of open tax years by major jurisdiction is as follows:

Jurisdiction
Japan	2009-2012
Hong Kong	2006-2012
The Netherlands	2011-2012
Singapore	2006-2012
United States	1997-2012
South Korea	2007-2012

The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax laws. The Company’s estimate for the potential outcome of any unrecognized tax benefits is highly judgmental. Settlement of unrecognized tax benefits in a manner inconsistent with the Company’s expectations could have a material impact on the Company’s financial position, net earnings and cash flows. The Company is subject to tax audits in its major tax jurisdictions, local tax authorities may challenge the positions taken by the Company.

Disclosures about Segments and Related Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Disclosures about Segments and Related Information
Disclosures about Segments and Related Information

The Company organizes its activities in two operating segments, Front-end and Back-end. Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Executive Officer (“CEO”), which is the chief operating decision maker (according to ASC 280).

The Front-end segment manufactures and sells equipment used in wafer processing, encompassing the fabrication steps in which silicon wafers are layered with semiconductor devices. The segment is a product driven organizational unit comprised of manufacturing, service, and sales operations in Europe, the United States, Japan and Southeast Asia.

The Back-end segment manufactures and sells equipment and materials used in assembly and packaging, encompassing the processes in which silicon wafers are separated into individual circuits and subsequently assembled, packaged and tested. The segment is organized in ASM Pacific Technology Ltd., in which the Company holds a majority of 51.96% interest, whilst the remaining shares are listed on the Stock Exchange of Hong Kong. The segment’s main operations are located in Hong Kong, the People’s Republic of China, Singapore, Malaysia and Germany.

	Front-end	Back-end	Total
Year Ended December 31, 2010
Net sales to unaffiliated customers	293,356	929,544	1,222,900
Gross profit	114,624	434,954	549,578
Result from operations	15,954	312,686	328,640
Interest income	615	605	1,221
Interest expense	(15,677)	—	(15,677)
Loss resulting from early extinguishment of debt	(3,609)	—	(3,609)
Accretion interest expense convertible notes	(6,010)	—	(6,010)
Revaluation conversion option	(19,037)	—	(19,037)
Foreign currency exchange gains (losses), net	(1,809)	1,744	(65)
Income tax expense	(6,106)	(36,833)	(42,939)
Net earnings (loss)	(35,679)	278,202	242,523
Allocation of net earnings (loss):
Shareholders of the parent			110,639
Non-controlling interest			131,884
Capital expenditures	17,653	85,320	102,974
Net purchase of other intangibles	43	582	625
Depreciation property, plant and equipment	8,930	21,700	30,630
Amortization of other intangible assets	2,338	397	2,735
Depreciation evaluation tools at customers	2,477	—	2,477
Cash and cash equivalents	142,420	197,874	340,294
Capitalized goodwill	11,193	39,622	50,815
Other intangible assets	6,089	715	6,804
Other identifiable assets	281,076	535,129	816,204
Total assets	440,777	773,340	1,214,117
Total debt	215,681	—	215,681
Headcount in full-time equivalents [1]	1,450	15,249	16,699

 __________________

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

	Front-end	Back-end	Total
Year Ended December 31, 2011
Net sales to unaffiliated customers	456,065	1,178,270	1,634,334
Gross profit	172,318	398,308	570,626
Result from operations	62,581	304,869	367,450
Interest income	976	1,925	2,902
Interest expense	(13,142)	(354)	(13,497)
Loss resulting from early extinguishment of debt	(824)	—	(824)
Accretion interest expense convertible notes	(4,401)	—	(4,401)
Revaluation conversion option	(4,378)	—	(4,378)
Foreign currency exchange gains (losses), net	8,296	(2,692)	5,604
Income tax expense	(4,581)	(32,111)	(36,692)
Net earnings (loss)	44,527	271,637	316,164
Allocation of net earnings:
Shareholders of the parent			186,770
Non-controlling interest			129,394
Capital expenditures	16,369	72,849	89,218
Net purchase of other intangibles	6,141	910	7,051
Depreciation property, plant & equipment	9,162	30,823	39,985
Depreciation evaluation tools at customers	2,518	—	2,518
Amortization of other intangible assets	2,655	1,815	4,471
Impairment of property, plant and equipment	—	(8,038)	(8,038)
Cash and cash equivalents	228,114	162,136	390,250
Capitalized goodwill	11,193	40,939	52,131
Other intangible assets	9,643	5,133	14,776
Other identifiable assets	336,090	788,973	1,125,063
Total assets	585,040	997,181	1,582,221
Total debt	162,464	32,946	195,409
Headcount in full-time equivalents [1]	1,631	14,563	16,194

 ___________________

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

	Front-end	Back-end	Total
Year Ended December 31, 2012
Net sales to unaffiliated customers	370,409	1,047,658	1,418,067
Gross profit	124,531	315,898	440,429
Result from operations	539	87,717	88,256
Interest income	1,015	974	1,989
Interest expense	(11,381)	(732)	(12,113)
Loss resulting from early extinguishment of debt	(2,209)	—	(2,209)
Accretion interest expense convertible notes	(4,329)	(140)	(4,469)
Revaluation conversion option	—	—	—
Foreign currency exchange gains (losses), net	(3,050)	(907)	(3,957)
Result on investments	(766)	—	(766)
Income tax expense	(8,965)	(17,335)	(26,300)
Net earnings (loss)	(29,146)	69,577	40,431
Allocation of net earnings:
Shareholders of the parent			7,149
Non-controlling interest			33,282
Capital expenditures	21,973	46,189	68,162
Net purchase of other intangibles	2,042	2,588	4,630
Depreciation property, plant & equipment	10,968	36,829	47,797
Depreciation evaluation tools at customers	3,799	—	3,799
Amortization of other intangible assets	4,071	2,793	6,864
Cash and cash equivalents	145,061	145,414	290,475
Capitalized goodwill	11,649	40,239	51,888
Other intangible assets	9,049	4,866	13,915
Other identifiable assets	334,399	808,829	1,143,228
Total assets	500,158	999,348	1,499,506
Total debt	—	80,623	80,623
Headcount in full-time equivalents [1]	1,636	15,768	17,404

 __________________

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

There are no inter-segment transactions, other than charges for management services, which are based on actual cost. The accounting policies used to measure the net earnings and total assets in each segment are identical to those used in the Consolidated Financial Statements. The measurement methods used to determine reported segment earnings are consistently applied for all periods presented. There were no asymmetrical allocations to segments.

Geographical information is summarized as follows:

	Europe	United States of America	Japan	Southeast Asia	Corporate	Consolidated
Year ended December 31, 2010
Net sales to unaffiliated customers	76,235	112,863	90,394	943,408	—	1,222,900
Long-lived assets	1,978	9,395	19,409	167,020	135	197,937
Total assets	40,470	85,065	92,547	839,720	156,315	1,214,117
Capital expenditures	186	7,059	5,388	90,279	62	102,974
Purchase of intangible assets	—	—	—	607	17	624
Year ended December 31, 2011
Net sales to unaffiliated customers	338,065	185,943	96,697	1,013,629	—	1,634,334
Long-lived assets	16,021	13,110	18,273	212,605	171	260,180
Total assets	406,586	131,498	120,717	733,571	189,849	1,582,221
Capital expenditures	7,425	8,429	1,559	71,720	85	89,218
Purchase of intangible assets	29	779	635	1,378	4,230	7,051
Year ended December 31, 2012
Net sales to unaffiliated customers	255,795	197,566	59,385	905,321	—	1,418,067
Long-lived assets	17,587	22,567	17,313	217,849	120	275,436
Total assets	473,561	128,484	71,838	717,986	107,637	1,499,506
Capital expenditures	7,098	12,837	4,947	43,280	—	68,162
Purchase of intangible assets	1,732	437	72	997	1,392	4,630

Long-lived assets for the years ended December 31, 2010, 2011 and 2012 consist of the Company’s property, plant and equipment.

Selected Operating Expenses And Additional Information	12 Months Ended
Dec. 31, 2012
Compensation Related Costs [Abstract]
Selected Operating Expenses And Additional Information
Selected Operating Expenses and Additional Information

Personnel expenses for employees were as follows:

	December 31,
	2010	2011	2012
Wages and salaries	236,746	318,944	353,437
Social security	17,402	42,622	47,124
Pension expenses	12,303	18,945	21,151
	266,451	380,511	421,712

The average number of employees, exclusive of temporary workers, by geographic area during the year was as follows:

	December 31,
	2010	2011	2012
The Netherlands	170	167	178
Other European countries	139	993	1,057
United States of America	358	468	594
Southeast Asia	13,389	15,716	15,300
Japan	197	181	203
	14,253	17,525	17,332

Earnings per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings per Share
Earnings per Share

Basic net earnings per common share is computed by dividing net earnings by the weighted average ordinary shares outstanding for that period. Diluted net earnings per ordinary share reflects the potential dilution that could occur if stock options under the ASMI Option Plan were exercised and if convertible notes were converted, unless potential dilution would have an anti-dilutive effect.

The following represents a reconciliation of net earnings and weighted average number of shares outstanding (in thousands) for purposes of calculating basic and diluted net earnings per share:

	December 31,
	2010	2011	2012
Net earnings used for purpose of computing basic earnings per common share	110,639	186,770	7,149
After-tax equivalent of interest expense on convertible subordinated notes	17,670	17,670	—
Net earnings used for purposes of computing diluted net earnings per common share	128,309	204,440	7,149
Basic weighted average number of shares outstanding during the year used for purpose of computing basic earnings per share (thousands)	52,435	55,210	56,108
Dilutive effect of stock options	282	570	659
Dilutive effect of convertible subordinated notes	8,777	8,902	—
Dilutive weighted average number of shares outstanding	61,494	64,682	56,767
Net earnings per share:
Basic net earnings from continuing operations	2.11	3.38	0.13
Diluted net earnings from continuing operations	2.09	3.16	0.13

For the year ended December 31, 2012, the effect of 8,231,432 conversion rights was anti-dilutive.

For the year ended December 31, 2011, 81,500 option rights were not in the money and therefore not implicated in the dilutive effect of stock options.

For the year ended December 31, 2010, the effect of 2,630,113 conversion rights was anti-dilutive.

During 2008, ASM engaged Lehman Bros (“Lehman”). to repurchase ordinary ASMI shares on the Euronext and Nasdaq markets on behalf of ASMI. As of September 15, 2008, at the time it went into bankruptcy administration, Lehman reported that it had purchased and held on our behalf 2,552,071 shares, which were accounted for as treasury shares accordingly. ASM filed a submission with the Lehman administrators giving notice of the shares held in custody by Lehman. At ASMI’s May 2009 Annual General Meeting, our shareholders resolved to cancel all of these treasury shares which, accordingly, was accounted for in our 2009 Annual Report as a reduction of the number of outstanding shares. Lehman was notified of the cancellation of shares at the time.

In September 2010, Lehman’s administrators notified us that there is a possible shortfall in the number of shares held by Lehman of 479,279 shares (out of the 2,552,071 shares), which cannot currently be accounted for by Lehman. During 2011 we received further information based on which we conclude that the possible shortfall in the number of shares held by Lehman is now reduced to 246,983 shares

The Lehman administrators also reported a segregated collateral cash account of US$6,759, that ASMI may be entitled to in the absence of the shares. We have not been able to obtain additional information to confirm and understand the potential shortfall of shares or our ability to recover the US$6,759 from the Lehman bankruptcy proceedings in lieu of the shares. Accordingly, we are uncertain at this time as to the accuracy of the shortfall of shares, our ability to claim the collateral cash sum to cover the value of any such discrepancy, and our entitlement to all or a portion of such sum when distributions are determined and made by the administrator since there is likely to also be a shortfall in Lehman assets subject to proprietary rights. Given the magnitude of the overall Lehman administration, we believe it may take several years to obtain clarity or resolution about the potential shortfall or claim to cash. ASMI has filed a claim with the Lehman administrators to safeguard our interests.

Considering the factual and legal uncertainties, it is premature to conclude that the 246,983 shares should still be considered as outstanding or that ASMI has a US$6,759 receivable from Lehman. ASMI has, therefore, neither reversed the cancellation of these shares that we recorded in 2009, nor recorded a receivable from Lehman. If the shares would be considered as outstanding, the negative impact on our basic and diluted earnings per share (eur 1) as at December 31, 2012 would have been €0.001 and €0.001 respectively per share.

Board Remuneration	12 Months Ended
Dec. 31, 2012
Board Remuneration [Abstract]
Board Remuneration
Board Remuneration

The remuneration of members of the Management Board has been determined by the Supervisory Board.

The following table sets forth as to all current and former members of the Management Board of the Company, information concerning all remuneration from the Company (including its subsidiaries) for services in all capacities:

	Base compensation	Bonuses	Pensions	Share based payment expenses 2)	Other	Total
Management Board:
C.D. del Prado
2012 3)	510	177	76	398	59	1,220
2011	500	339	69	182	56	1,146
2010	500	559	84	365	41	1,549

P.A.M. van Bommel 1)
2012 3)	367	144	88	325	59	983
2011	360	233	54	141	46	834
2010	140	150	26	71	4	391

1.	For the period July 1, 2010 through August 31, 2010 at 40% and for the period September 1, 2010 through December 31, 2010 full time.

2.	These amounts represent the vesting expenses related to the financial year.

3.
A one-time crisis levy of 16% as imposed by the Dutch government amounts to EUR 175 in total. This crisis tax levy is payable by the employer and is charged over income of employees exceeding a EUR 150 threshold in 2012. These expenses do not form part of the remuneration costs mentioned.

Bonus
Each year, a variable cash incentive can be earned, based on achievement of specific challenging targets. These targets are for 75% based on company financial targets and for 25% based on non-financial targets. The on-target bonus percentage for the members of the Management Board is 75%, with a maximum pay-out of 125% of base salary.

Stock options
The members of the Management Board are eligible to receive stock options under the ASM International NV 2011 Stock Option Plan for members of the Management Board (“plan”) in order to focus on the long term interest of the company. Stock options vest in three years subject to continued employment and expire after seven years.

Pension benefit
The members of the Management Board are offered participation of the pension plan of the industry wide pension fund (“Bedrijfstakpensioenfonds Metalektro”) for the base salary up to the predetermined ceiling. For the base salary above the ceiling, the members of the Management Board are offered participation of a defined contribution plan, insured by Nationale Nederlanden.

Other compensation
Other compensation is covering compensation relative to use of a (company) car, a representation and expense allowance, social security premium and premium for health and disability insurance.

The following table shows the outstanding options to purchase ASM International NV common shares held by current and former members of the Management Board, and changes in such holdings during 2012:

	Year of grant	Outstanding January 1, 2012	Granted in 2012	Exercised in 2012	Outstanding December 31, 2012	Exercise price		End date
Current members:
C.D. del Prado [1,5]	2003	20,000	—	—	20,000	US$	11.35	Feb 1, 2013
C.D. del Prado [2]	2007	19,645	—	—	19,645		€19.47	May 23, 2015
C.D. del Prado [2]	2008	125,000	—	—	125,000		€12.71	Mar 31, 2016
C.D. del Prado [3]	2009	50,000	—	—	50,000		€15.09	Dec 31, 2017
C.D. del Prado [4]	2011	75,000	—	—	75,000		€22.33	Dec 31, 2018
C.D. del Prado [4]	2012	—	60,000	—	60,000		€27.04	Dec 31, 2019
P.A.M. van Bommel [3]	2010	25,000	—	—	25,000		€16.27	Aug 7, 2018
P.A.M. van Bommel [4]	2011	53,000	—	—	53,000		€22.33	Dec 31, 2018
P.A.M. van Bommel [4]	2012	—	40,000	—	40,000		€27.04	Dec 31, 2019
Former members:
A.H. del Prado [2]	2007	52,886	—	—	52,886		€19.47	May 23, 2015
J.F.M. Westendorp [2]	2007	22,452	—	—	22,452		€19.47	May 23, 2015
J.F.M. Westendorp [3]	2009	40,000	—	—	40,000		€15.09	Dec 31, 2017
		482,983	100,000	—	582,983

1.	These options are granted for a term of ten years, and became exercisable in equal parts over a five year period.

2.
These options are conditional. A percentage-not exceeding 150%-of the options which have been granted conditionally will become unconditional after three years, based on the total return of the Company's shares for the three years after the options are granted compared to the average total return of the shares of a relevant number of companies which are similar to the Company during the same three-year period. The options are granted for a term of eight years

3.	These options are granted for a term of eight years, and become exercisable after a 3 year vesting period.

4.	These options are granted for a term of seven years and become exercisable after a 3 year vesting period.

5.	These options have been exercised on January 25, 2013 at a share price of €29.04.

The fair value per option of options granted to current and former members of the Management Board was €16.92 in 2010, €10.43 in 2011 and €12.27 in 2012.

In 2012 no options to purchase ASM International NV common shares were exercised and as a result no new shares were issued for the exercise of these options.

The following table sets forth as to all current and former members of the Supervisory Board of the Company information concerning all remuneration (base compensation, no bonuses or pensions were paid) from the Company (including its subsidiaries) for services in all capacities:

	Year ended December 31,
	2011	2012
	Total	Total
Supervisory Board:
G.J. Kramer	68	68
J.M.R. Danneels	50	50
H.W. Kreutzer	50	50
J.C. Lobbezoo	53	53
M.C.J. van Pernis	50	50
U.H.R. Schumacher	50	50
	321	321

The remuneration of members of the Supervisory Board has been determined by the General Meeting of Shareholders.

No stock options have been issued to members of the Supervisory Board.

Share Ownership and Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Share Ownership and Related Party Transactions
Share Ownership and Related Party Transactions

The ownership or controlling interest of outstanding common shares of ASM International NV by members of the Management Board and Supervisory Board or members of their immediate family are as follows:

	December 31, 2011		December 31, 2012
	Shares owned	Percentage of Common shares outstanding	Shares owned	Percentage of Common shares outstanding
A.H. del Prado	9,204,284	16.62%	9,204,284	14.59%
C.D. del Prado (member of the Management Board)	132,945	0.24%	132,945	0.21%
Stichting Administratiekantoor ASMI	2,142,039	3.87%	2,142,039	3.39%

Stichting Administratiekantoor ASMI is a trust controlled by Mr A.H. del Prado. The number of shares owned by Stichting Administratiekantoor ASMI includes 713,000 common shares which are beneficially owned by Mr C.D. del Prado.

The Company has a related party relationship with its subsidiaries, equity accounted investees and members of the Supervisory Board and the Management Board. Related party transactions are conducted on an at arm’s length basis with terms comparable to transactions with third parties. For transactions with the Supervisory Board and the Management Board see note 30 “Board Remuneration”.

The Group has no significant transactions or outstanding balances with its equity-accounted investees other than its equity-interest holdings.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Reduction shareholding ASMPT
On March 13, 2013, ASMI sold a 12% stake in ASM PT. The shares were sold in a partial secondary placement raising proceeds of €422 million. The Company intends to distribute approximately 65% of the cash proceeds to ASMI shareholders; a proposal thereto will be placed on the agenda of the upcoming AGM scheduled for May 16, 2013. The remaining proceeds will be used to further strengthen the business of the Company. As of today, the Company continues to be the largest shareholder of ASM PT with a 40% stake.
At the Annual General Meeting of Shareholders (AGM) held in May 2012, the Company announced that it would carry out a study into the causes of the lack of recognition by the markets of the value of the combined businesses (Front-end and Back-end) of the Company. Following that announcement the Company appointed Morgan Stanley and HSBC Bank plc to act as its financial advisers and to assist the Company in carrying out the study.

The study was initiated shortly after the 2012 AGM and has recently been completed. Each of the Company's financial advisers independently carried out an investigation involving frequent discussions with the Company's Management Board and legal and tax advisers. The advisers also presented their findings to the Company's Supervisory Board.

No single or predominant factor was identified in causing the valuation discrepancy. However, a number of causes and circumstances were identified as potentially influencing the valuation discrepancy, including a holding company discount related to the current corporate structure.

Subsequently, an analysis was conducted by the Company in close cooperation with its advisers of the various potential courses of action, including those suggested by shareholders. The alternatives that were investigated included a full or partial placement or sale of the Company's stake in ASM PT, a spin-off of shares in ASM PT and several merger alternatives.

As part of this analysis, the Company has carefully considered the interests of the Company, its shareholders as well as other relevant stakeholders. The Company has also taken into account the various operational connections between the Front-end business and the Back-end business as well as potential accounting, legal and tax implications and execution risks.

The Management Board and the Supervisory Board of the Company have concluded that a partial secondary placement of 8% to 12% of the Company's stake in ASM PT is the most suitable step to be taken to address the non-recognition by the markets of the value of the combined businesses of the Company. This course of action has been chosen taking into account, amongst others, equity market capacity, tax efficiency and ongoing corporate stability at ASMI and ASM PT. This step provides flexibility for further action, if deemed appropriate.

The Management and Supervisory Boards of the Company have resolved to proceed with this proposed action and the board of directors of ASM PT has expressed its support to this proposal. In addition thereto, certain major shareholders of the Company representing approximately 27% of the total outstanding shares in the Company have been consulted in advance with regard to this proposed action and have expressed support thereof.

The sale of the 12% stake causes ASMI's cease of control on ASMPT. According to general accepted accounting principles (both US GAAP and IFRS) the accounting of this sale consists of two separate transactions.

•	a sale of a 51.96% subsidiary

•	a purchase of a 40.08% associate.

The first transaction, the sale, will result in a substantial gain and the deconsolidation of ASMPT in the consolidated ASMI accounts. The purchase of the associate will, following a purchase price allocation, result in the recognition of the associate at fair value.

We are in the process of determining the financial impact, further information will be disclosed at the announcement of the Q1 2013 results.

The Company will further report on the outcome of the study at the upcoming 2013 AGM, which is scheduled to take place on May 16, 2013.

Bankruptcy Elpida

The reorganization plan re the Elpida bankruptcy in Japan was approved by creditors and the Court in February 2013.  The court approval order has been appealed, subject to resolution of the appeal, the amounts we will receive regarding our secured and unsecured claims are set and approved to be paid in installments over a seven year period.  While the dates for the installment payments are not yet finalized as they are subject to certain funding conditions, the dates are anticipated to be set once the appeal is concluded and the installment payments to commence accordingly.

General Information / Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
General Information
General information
ASM International NV (“ASMI” or “the Company”) is a Dutch public liability company domiciled in the Netherlands with its principal operations in Europe, the United States and Asia. The Company dedicates its resources to the research, development, manufacturing, marketing and servicing of equipment and materials used to produce mainly semiconductor devices.

We are an equipment supplier mainly to the semiconductor, LED and electronics manufacturing industry. We design, manufacture and sell equipment and services to our customers for the production of semiconductor devices, or integrated circuits, for the production of LEDs, and for electronics manufacturing in general.

The semiconductor capital equipment market is composed of three major market segments: wafer processing equipment, assembly and packaging equipment, and test equipment. ASMI is mainly active in the wafer processing and assembly and packaging market segments. We also sell lead frames for semiconductor assembly. In addition, ASM AS is offering surface-mount technology (“SMT”) placement tools for the global electronics manufacturing industries. The wafer processing segment is referred to as “Front-end.” Assembly and packaging and SMT is referred to as “Back-end.”

The Company’s shares are listed for trading on the NASDAQ (symbol ASMI) and the Euronext Amsterdam Stock Exchange (symbol ASM).

The accompanying consolidated financial statements include the financial statements of ASM International NV headquartered in Almere, the Netherlands, and its consolidated subsidiaries (together referred to as “ASMI” or the “Company”).

Basis Of Preparation
Basis of preparation
 The Company follows accounting principles generally accepted in the United States of America (“US GAAP”) and applies the going concern basis in preparing its consolidated financial statements. Historical cost is used as the measurement basis unless otherwise indicated.

The accompanying consolidated financial statements are stated in thousands of Euros (“EUR”) unless indicated otherwise. Amounts in these financial statements are rounded to the nearest thousand Euro; therefore amounts may not equal (sub) totals due to rounding.

Use Of Estimates
Use of estimates
 The preparation of financial statements in conformity with US GAAP requires management to make judgments, estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates. On an ongoing basis, ASMI evaluates its estimates. ASMI bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Consolidation
Consolidation
 The consolidated financial statements include the accounts of ASMI NV and all of its subsidiaries where ASMI holds a controlling interest. The non-controlling interest is disclosed separately in the consolidated financial statements. All intercompany profits, transactions and balances have been eliminated in consolidation.

Subsidiaries are all entities over which ASMI has the power to govern the financial and operating policies.

As further described in the Notes to Consolidated Financial Statements herein, from time to time, the consolidated subsidiary ASM Pacific Technology Ltd (“ASMPT”) will issue common shares pursuant to their Employee Share Incentive Scheme. The effect of these issuances is a dilution of the ownership in ASMPT. Results on dilution of investments in subsidiaries are accounted for directly in equity.

Subsidiaries are fully consolidated from the date on which control is transferred to ASMI and are deconsolidated from the date on which ASMI’s control ceases.

Business Combinations
Business combinations
 ASC Topic 805 (“Business Combinations”) requires that companies record acquisitions under the purchase method of accounting. Accordingly, the purchase price is allocated to the tangible assets and liabilities and intangible assets acquired, based on their estimated fair values. The excess purchase price over the fair value is recorded as goodwill. Purchased intangibles with definite lives are amortized over their respective useful lives. When a bargain purchase incurs, which is the case when the fair value of the acquired business exceeds the purchase price, this surplus in fair value is recognized as a gain from bargain purchase.

Segment Reporting
Segment reporting
 The Company organizes its activities in two operating segments, Front-end and Back-end. Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Executive Officer (“CEO”), which is the chief operating decision maker (according to ASC 280).

The Front-end segment manufactures and sells equipment used in wafer processing, encompassing the fabrication steps in which silicon wafers are layered with semiconductor devices. The segment is a product driven organizational unit comprised of manufacturing, service, and sales operations in Europe, the United States, Japan and Southeast Asia. The Back-end segment manufactures and sells equipment and materials used in assembly and packaging, encompassing the processes in which silicon wafers are separated into individual circuits and subsequently assembled, packaged and tested. In January 2011 ASMPT acquired the surface-mount technology from Siemens. The segment is organized in ASM Pacific Technology Ltd., in which the Company holds a majority of 51.96% interest, whilst the remaining shares are listed on the Stock Exchange of Hong Kong.

Foreign Currency Translation
Foreign currency translation
 Items included in the financial statements of each ASMI’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial information is presented in euro (EUR), which is the functional currency of the Company and the group’s presentation currency.

In the preparation of ASMI’s consolidated financial statements, assets and liabilities of foreign subsidiaries of which the functional currency is not the euro, are translated into euros at the exchange rate in effect on the respective balance sheet dates. Income and expenses are translated into euros based on the average exchange rates for the corresponding period. Resulting translation adjustments are directly recorded in shareholders’ equity. Currency differences on intercompany loans that have the nature of a long-term investment are also accounted for directly in shareholders’ equity.

Derivative Financial Instruments
Derivative financial instruments
 ASMI and its subsidiaries conduct business in a number of foreign countries, with certain transactions denominated in currencies other than the functional currency of the Company (euro) or one of its subsidiaries conducting the business. The purpose of the Company’s foreign currency management is to manage the effect of exchange rate fluctuations on income, expenses, cash flows and assets and liabilities denominated in selected foreign currencies, in particular denominated in U.S. dollar.

The Company uses forward exchange contracts to hedge its foreign exchange risk of anticipated sales or purchase transactions in the normal course of business, which occur within the next twelve months, for which the Company has a firm commitment from a customer or to a supplier. The terms of these contracts are consistent with the timing of the transactions being hedged. The hedges related to forecasted transactions are designated and documented at the inception of the hedge as cash flow hedges, and are evaluated for effectiveness quarterly. The effective portion of the gain or loss on these hedges is reported as a component of accumulated other comprehensive income (loss) net of taxes in shareholders’ equity, and is reclassified into earnings when the hedged transaction affects earnings.

Changes in the fair value of derivatives that do not qualify for hedge treatment, as well as the ineffective portion of any hedges, are recognized in earnings. The Company records all derivatives, including forward exchange contracts, on the balance sheet at fair value in other current assets or accrued expenses and other.

Substantially all amounts, which are net of taxes, included in accumulated other comprehensive loss at December 31, of any year, will be reclassified to net earnings within the next twelve months, upon completion of the underlying transactions. If the underlying transaction being hedged fails to occur, or if a portion of any derivative is ineffective, the gain or loss is immediately recognized in earnings under foreign currency exchange gains (losses) in the consolidated statement of operations.

Furthermore, the Company might manage the currency exposure of certain receivables and payables using derivative instruments, such as forward exchange contracts (fair value hedges) and currency swaps, and non-derivative instruments, such as debt borrowings in foreign currencies. The gains or losses on these instruments provide an offset to the gains or losses recorded on receivables and payables denominated in foreign currencies. The derivative instruments are recorded at fair value and changes in fair value are recorded in earnings under foreign currency exchange gains (losses) in the consolidated statement of operations. Receivables and payables denominated in foreign currencies are recorded at the exchange rate at the balance sheet date and gains and losses as a result of changes in exchange rates are recorded in earnings under foreign currency exchange gains (losses) in the consolidated statement of operations.

The Company does not use forward exchange contracts for trading or speculative purposes.

Cash And Cash Equivalents
Cash and cash equivalents
 Cash and cash equivalents comprise deposits held at call with banks and other short-term highly liquid investments with original maturity of three months or less. Bank overdrafts are included in notes payable to banks in current liabilities.

Cash and cash equivalents of the Company’s subsidiary ASMPT are restricted to be used only in the operations of ASMPT.

Accounts Receivable
Accounts receivable
 Accounts receivable are stated at nominal value less an allowance for doubtful accounts.

A significant percentage of our accounts receivable is derived from sales to a limited number of large multinational semiconductor device manufacturers located throughout the world. In order to monitor potential credit losses, we perform ongoing credit evaluations of our customers’ financial condition. An allowance for doubtful accounts is maintained for potential credit losses based upon management’s assessment of the expected collectability of all accounts receivable. The allowance for doubtful accounts is reviewed periodically to assess the adequacy of the allowance. In making this assessment, management takes into consideration any circumstances of which we are aware regarding a customer’s inability to meet its financial obligations; and our judgments as to potential prevailing economic conditions in the industry and their potential impact on the Company’s customers.

Inventories
Inventories
 Inventories are stated at the lower of cost (first-in, first-out method) or market value. Inventory in the SMT business is generally determined on the basis of an average method. Costs include net prices paid for materials purchased, charges for freight and custom duties, production labor cost and factory overhead. Allowances are made for slow moving, obsolete or unsellable inventory.

Allowances for obsolescence of inventory are determined based on the expected demand as well as the expected market value of the inventory. We regularly evaluate the value of our inventory of components and raw materials, work in progress and finished goods, based on a combination of factors including the following: forecasted sales, historical usage, product end of life cycle, estimated current and future market values, service inventory requirements and new product introductions, as well as other factors. Purchasing requirements and alternative uses for the inventory are explored within these processes to mitigate inventory exposure. We record write downs for inventory based on the above factors and take into account worldwide quantities and demand into our analysis.

Evaluation Tools At Customers
Evaluation tools at customers
 Evaluation tools at customers (“evaluation tools”) are systems generally delivered to customers under evaluation or a conditional purchase order and include substantial customization by ASM engineers and ASM-R&D staff in the field. Evaluation tools are recorded at cost and depreciated over their useful life (5 years). The depreciation period may be shorter, depending on circumstances. The depreciation expenses are reported as Cost of sales.

On final acceptance of the system the purchase consideration is recognized as revenue. The carrying value of the evaluation tool at that point in time is recognized as cost of sales. In the circumstance that the system is returned, at the end of the evaluation period, a detailed impairment review takes place, and future sales opportunities and additional costs are identified. Only when the fair value is below the carrying value of the evaluation tool an additional depreciation is recognized. The remaining carrying value is recognized as finished goods (inventory).

Long-Lived Assets
Long-lived assets
 Long-lived assets include goodwill, other intangible assets and property, plant and equipment. Property, plant and equipment are carried at cost, less accumulated depreciation and any accumulated impairment losses. Capital leased assets are recorded at the present value of future lease obligations. Depreciation is calculated using the straight-line method over the estimated useful lives. Leasehold improvements are depreciated over the lesser of the estimated useful life of the leasehold improvement or the term of the underlying lease.

Business combinations are accounted for under the purchase acquisition method. The Company tests its recorded goodwill and other intangible assets with indefinite lives for impairment each year on December 31 and whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Goodwill is allocated to reporting units for purposes of impairment testing and tested for impairment on a two-step approach. The implied fair value of goodwill is determined. First the recoverability is tested by comparing the carrying amount of the goodwill with the fair value being the sum of the discounted future cash flows. If the carrying amount of the goodwill at reporting unit level is higher than the fair value of the goodwill, the second step should be performed. The goodwill impairment is measured as the excess of the carrying amount of the goodwill over its fair value.

Other intangible assets with finite lives are amortized over the estimated useful lives using the straight-line method.

Asset Held for Sale / Recoverability Of Long-Lived Assets
Assets held for sale
A long-lived asset to be sold is classified as held for sale in the period in which all of the following criteria are met:

•	Management, having the authority to approve the action, commits to a plan to sell the asset.

•	The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets.

•	An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated.

•	The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year.

•	The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

If at any time these criteria are no longer met a long-lived asset classified as held for sale will be reclassified as held and used.
If during the initial one-year period, circumstances arise that previously were considered unlikely and, as a result, a long-lived asset previously classified as held for sale is not sold by the end of that period and all of the following conditions are met:

◦	During the initial one-year period the entity initiated actions necessary to respond to the change in circumstances.

◦	The asset is being actively marketed at a price that is reasonable given the change in circumstances.
the period required to complete the sale of a long-lived asset may be extended beyond one year.

Recoverability of long-lived assets
 Long-lived assets (except those not being amortized) to be held and used by the Company are reviewed by the Company for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In performing the review for recoverability, the Company estimates the future undiscounted cash flows expected to result from the use of the asset. If the undiscounted future cash flow is less than the carrying amount of the asset, the asset is deemed impaired. The amount of the impairment is measured as the difference between the carrying value and the fair value of the asset. Long-lived assets and other intangibles (except those not being amortized) to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Revenue Recognition
Revenue recognition
 The Company recognizes revenue when all four revenue recognition criteria have been met: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; seller’s price to buyer is fixed or determinable; and collectability is reasonably assured.

Our Front-end sales frequently involve sales of complex equipment, which may include customer-specific criteria, sales to new customers or sales of equipment with new technology. For each sale, the decision whether to recognize revenue is, in addition to shipment and factory acceptance, based on: the contractual agreement with a customer; the experience with a particular customer; the technology and the number of similarly configured equipment previously delivered. Based on these criteria we may decide to defer revenue until completion of installation at the customer’s site and obtaining final acceptance from the customer. Revenue in our AS business on sales subjected to customer acceptance is not recognized until customer acceptance occurs.

A major portion of our revenue is derived from contractual arrangements with customers that have multiple deliverables, such as equipment and installation. When a sales arrangement contains multiple elements, such as equipment and installation,ASMI allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (VSOE) if available, third party evidence (TPE) if VSOE is not available, or best estimated selling price (BESP) if neither VSOE nor TPE is available. ASMI generally utilizes the BESP due to the nature of our products. The total arrangement consideration is allocated at inception of the arrangement to all deliverables on the basis of their relative selling price. The revenue relating to the undelivered elements of the arrangements is deferred at their relative selling prices until delivery of these elements. At December 31, 2010, December 31, 2011 and December 31, 2012 we have deferred revenues from installations in the amount of €4.4 million, €6.3 million and €3.5 million respectively.

In general, we recognize revenue from sales of equipment upon transfer of title, which is upon shipment of the equipment, only if testing at the factory has proven that the equipment has met substantially all of the customer’s criteria and specifications

The Company recognizes revenue from installation of equipment upon completion of installation at the customer’s site. At the time of shipment, the Company defers that portion of the sales price related to the relative selling price of installation. The relative selling price of the installation process is measured based upon the per-hour amounts charged to clients parties for similar installation services. Installation is completed when testing at the customer’s site has proven that the equipment has met all of the customer’s criteria and specifications. The completion of installation is signed-off by the customer (“final acceptance”).

We provide training and technical support service to customers. Revenue related to such services is recognized when the service is rendered. Revenue from the sale of spare parts and materials is recognized when transfer of title took place, in general upon shipment of the goods. Freight charges billed to customers are recognized as revenue, the related costs are recognized as cost of sales. Revenues are recognized excluding the taxes levied on revenues.

Cost Of Sales
Cost of sales
 Cost of sales comprise direct costs such as labor, materials, cost of warranty, depreciation, shipping and handling costs and related overhead costs. Cost of sales also includes third party commission, depreciation expenses of evaluation tools at customers, royalty payments and costs relating to prototype and experimental products, which the Company may subsequently sell to customers. Costs of warranty include the cost of labor, material and related overhead necessary to repair a product during the warranty period.

Warranty
Warranty
 We provide maintenance on our systems during the warranty period, usually one to two years. Costs of warranty include the cost of labor, material and related overhead necessary to repair a product during the warranty period. We accrue for the estimated cost of the warranty on products shipped in a provision for warranty, upon recognition of the sale of the product. The costs are estimated based on actual historical expenses incurred and on estimated future expenses related to current sales, and are updated periodically.

Research And Development Costs
Research and development costs
 Research and development costs are expensed as incurred. Costs, which relate to prototype and experimental models and are sold to customers, are charged to cost of sales. Subsidies and other governmental credits to cover research and development costs relating to approved projects are recorded as research and development credits in the period when such project costs occur. The research and development expenses are presented net of the development credits.

Share-Based Compensation Expenses
Share-based compensation expenses
 The cost relating to employee stock options (compensation expense) are recognized based upon the grant date fair value of the stock options. The fair value at grant date is estimated using a Black-Scholes option valuation model. This model requires the use of assumptions including expected stock price volatility, the estimated life of each award and the estimated dividend yield.

The grant date fair value of the stock options is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of stock options that will eventually vest. The impact of the true up of the estimates is recognized in the consolidated statement of operations in the period in which the revision is determined.

For further information on ASMI’s employee stock option plans reference is made to Note 20.

Restructuring Costs
Restructuring costs
 Restructuring expenses are recognized for exit or disposal activities when the liability arising from restructuring plans is incurred. Reference is made to Note 25. Distinction is made in one-time employee termination expenses, contract termination expenses and other associated expenses. For the accounting on the distinguished elements of restructuring expenses we apply to the policy as mentioned below. The expenses have been charged to “restructuring expenses”.

One-time termination expenses represent the payments provided to employees that have become redundant and are terminated under the terms and conditions of a restructuring plan. A restructuring plan exists at the date the plan meets all of the following criteria and has been communicated to employees:

•	Management commits to the plan.

•	The plan identifies the number of employees that become redundant and the expected completion date.

•	The plan sets out the terms and conditions of the arrangement in sufficient detail to enable employees to determine the type and amount of benefits they will receive.

•	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

The timing of the recognition and measurement of a liability for one-time termination expenses depends on whether employees will be retained to render service beyond a minimum retention period.

Contract termination expenses are related to the termination of an operating lease or another contract. These expenses are distinguished in:

•
Expenses related to the termination of the contract before the end of its term. These expenses are recognized when the contract is terminated .The liability is measured at its fair value in accordance with the contract terms.

•
Expenses related to contracts that will last for its remaining term without economic benefit to the entity. This is the case when a lease contract for premises is not terminated while the premises are not (completely) in use anymore. The liability is accrued for at the cease-use date, the date the company determined that it would no longer occupy the premises, which is conveyed to it under the contractual operating lease. The liability is measured at its fair value in accordance with the contract terms.

Other costs related to restructuring include costs to consolidate or close facilities and relocate employees. A liability for other expenses related to a restructuring such as transition costs is recognized and measured in the period in which the liability is incurred. The costs incurred are directly related to the restructuring activity. The definition of exit costs excludes expected future operating losses.

Income Taxes
Income taxes
The Company recognizes deferred tax assets and liabilities for the estimated future tax consequences of events attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using currently enacted tax rates. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the Consolidated Statement of Operations in the period in which the enacted rate changes. Deferred tax assets are reduced through a valuation allowance at such time as, based on available evidence, it is more likely than not that the deferred tax assets will not be realized.

ASC 740 prescribes a two-step approach for recognizing and measuring tax positions taken or expected to be taken in a tax return. Prior to recognizing the benefit of a tax position in the financial statements, the tax position must be more-likely-than-not of being sustained based solely on its technical merits. Once this recognition threshold has been met, tax positions are recognized at the largest amount that is more-likely-than-not to be sustained. ASC 740 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Pension Plans And Similar Commitments
Pension plans and similar commitments
 The Company has retirement plans covering substantially all employees. The principal plans are defined contribution plans, except for the plans of the Company’s operations in the Netherlands, Germany and Japan. The Company’s employees in the Netherlands participate in a multi-employer plan. Payment to defined contribution plans and the multi-employer plan are recognized as an expense in the Consolidated Statement of Operations as they fall due.

The Company’s employees in Germany and Japan participate in a defined benefit plan. Pension costs in respect of these defined benefit plans are determined using the projected unit credit method. These costs primarily represent the increase in the actuarial present value of the obligation for pension benefits based on employee service during the year and the interest on this obligation in respect of employee service in previous years, net of the expected return on plan assets. Obligations for retirement benefit and related net periodic pension costs are determined in accordance with actuarial valuations. These valuations rely on key assumptions including discount rates, expected return on plan assets, expected salary increases, mortality rates and health care trend rates. The discount rate assumptions are determined by reference to yields on high-quality corporate bonds of appropriate duration and currency at the end of the reporting period. In case such yields are not available, discount rates are based on government bonds yields. The expected returns on plan asset assumptions are determined on a uniform methodology, considering long-term historical returns and asset allocations. Due to changing market and economic conditions, the underlying key assumptions may differ from actual development and may lead to significant changes in retirement benefit obligations.

In accordance with ASC 715, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans" the Company recognizes in its Consolidated Balance Sheet an asset or a liability for the plan’s overfunded status or underfunded status respectively. The unfunded status is recognized as a liability. Actuarial gains and losses are recognized in other comprehensive income when incurred. Reference is made to Note 19 and Note 20.

Commitments And Contingencies
Commitments and contingencies
 The Company has various contractual obligations, some of which are required to be recorded as liabilities in the Company’s consolidated financial statements, including long- and short-term debt. Others, namely operating lease commitments, purchase commitments and commitments for capital expenditure, are generally not required to be recognized as liabilities on the Company’s balance sheet but are required to be disclosed. Reference is made to Note 21.

Comprehensive Income
Comprehensive income
 Comprehensive income consists of net earnings (loss) and other comprehensive income. Other comprehensive income includes gains and losses that are not included in net earnings, but are recorded directly in Shareholders’ Equity.

New Accounting Pronouncements
New accounting pronouncements
 In June 2011, the FASB issued authoritative guidance on the presentation of comprehensive income (ASU 2011-05) to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This authoritative guidance eliminates the option to present the components of other comprehensive income as part of the statement of equity. This guidance was effective for ASMI for the year 2012, and has been applied retrospectively. The implementation of this authoritative guidance did not change the presentation of comprehensive Income. As a result of this application the deferral of the date as per ASU 2011-12 was not relevant for ASMI.

In May 2011, the FASB issued ASU 2011-04 “Fair Value Measurement (Topic 820)” to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. This authoritative guidance limits the highest-and-best-use measure to non-financial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. This authoritative guidance also expands the disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs. The new guidance was effective for ASMI in 2012. The implementation of this authoritative guidance did not have a material impact on ASMI’s financial position or results of operations.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles-Goodwill and Other (Topic 350).” The amendments in this ASU will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step Quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU was effective for ASMI in 2012, but did not have any effect on ASMI’s consolidated financial statements. In July 2012, the FASB issued ASU 2012-02 " Testing indefinite-lived intangible assets for impairment". This ASU is an amendment on the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. This ASU was issued in response of feedback on ASU 2011-08. This new guidance will be effective on impairment tests performed for fiscal years beginning after September 15, 2012. The ASU will not have any effect on ASMI's consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11 "Disclosures about offsetting assets and liabilities". Under the new guidance entities must disclose both gross information and net information on instruments and transactions eligible for offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45, and instruments and transactions subject to an agreement similar to a master netting arrangement. The new guidance will be effective for ASMI beginning January 1, 2013. We do not expect this new guidance to have material impact on our consolidated financial statements.

In October 2012, the FASB issued ASU 2012-04 "Technical corrections and improvements". This ASU makes certain technical correction to the FASB Accounting Standards Codification. The new guidance will be effective for fiscal years beginning after December 15, 2012. We do not expect this new guidance to have material impact on our consolidated financial statements.

List of Significant Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
List of Significant Subsidiaries

Name	Location	% Ownership December 31,
		2011	2012
ASM Europe BV 1	Almere, the Netherlands	100.00%	100.00%
ASM United Kingdom Sales BV 1	Almere, the Netherlands	100.00%	100.00%
ASM Germany Sales BV 1	Almere, the Netherlands	100.00%	100.00%
ASM Pacific Holding BV1, 3	Almere, the Netherlands	100.00%	100.00%
ASM France S.A.R.L.	Montpellier, France	100.00%	100.00%
ASM Belgium NV	Leuven, Belgium	100.00%	100.00%
ASM Italia Srl	Agrate, Italy	100.00%	100.00%
ASM Microchemistry Oy	Helsinki, Finland	100.00%	100.00%
ASM Services and Support Ireland Ltd	Dublin, Ireland	100.00%	100.00%
ASM Services and Support Israel Ltd	Tel Aviv, Israel	100.00%	100.00%
ASM America, Inc	Phoenix, Arizona, United States	100.00%	100.00%
ASM Japan KK	Tokyo, Japan	100.00%	100.00%
ASM Wafer Process Equipment Ltd	Quarry Bay, Hong Kong, People’s Republic of China	100.00%	100.00%
ASM China Trading Ltd	Shanghai, People’s Republic of China	100.00%	100.00%

Name	Location	% Ownership December 31,
		2011	2012
ASM Wafer Process Equipment Singapore Pte Ltd	Singapore	100.00%	100.00%
ASM Front-End Sales & Services Taiwan Co, Ltd	Hsin-Chu, Taiwan	100.00%	100.00%
ASM Services & Support Malaysia SDN BDH	Kuala Lumpur, Malaysia	—%	100.00%
ASM Front-End Manufacturing Singapore Pte Ltd	Singapore	100.00%	100.00%
ASM NuTool, Inc	Phoenix, Arizona, United States	100.00%	100.00%
ASM Genitech Korea Ltd	Cheonan, South Korea	100.00%	100.00%
ASM IP Holding BV 1	Almere, the Netherlands	100.00%	100.00%
ASM Pacific Technology Ltd	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Assembly Automation Ltd 2	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Assembly Materials Ltd 2	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Technology Singapore Pte Ltd 2	Singapore	52.17%	51.96%
ASM Technology (M) Sdn Bhd 2	Johor Bahru, Malaysia	52.17%	51.96%
ASM Semiconductor Materials (Shenzhen) Co. Ltd 2	Shenzhen, People’s Republic of China	52.17%	51.96%
Edgeward Development Ltd 2	Guernsey, Channel Islands	52.17%	51.96%
Shenzhen ASM Micro Electronic Technology Co. Ltd 2	Shenzhen, People’s Republic of China	52.17%	51.96%
ASM Assembly Systems Management GmbH. 4	Munich, Germany	52.17%	51.96%
ASM Assembly Systems Management GmbH & C o K G 4	Munich, Germany	52.17%	51.96%
ASM Assembly Systems Ltd 4	Shanghai, People’s Republic of China	52.17%	51.96%
ASM Pacific( Hong Kong) Ltd 4	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Pacific (Holdings) Ltd	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Microelectronic Technical Services (Shanghai) Company Ltd	Shanghai, People’s Republic of China	52.17%	51.96%
ASM (Assembly Systems) GmbH & C o K G 4	Vienna, Austria	52.17%	51.96%
ASM Assembly Systems, LLC 4	Suwanee, United States	52.17%	51.96%
ASM Assembly Systems Pte. Ltd 4	Singapore	52.17%	51.96%
ASM Technology (Huizhou) Ltd	People’s Republic of China	52.17%	51.96%
ASM Technology China Ltd	People’s Republic of China	52.17%	51.96%

(1)
For these subsidiaries ASM International NV has filed statements at the Dutch Chamber of Commerce assuming joint and several liability in accordance with Article 403 of Book 2, Part 9 of the Netherlands Civil Code.

(2)	100% subsidiaries of ASM Pacific Technology Ltd.

(3)	Established in 2008, ASM Pacific Holding BV is holding 51.96% of the shares in ASM Pacific Technology Ltd.

(4)	100% subsidiaries of ASM Pacific Technology Ltd., Acquired January 7, 2011.

Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Summary of Total Purchase Consideration And Identified Assets And Liabilities
The following table summarizes the total purchase consideration and the identified assets and liabilities that were separately recognized in the purchase price allocation.

	Carrying value of net assets acquired (excluding acquired cash)	Purchase price allocation	Fair value
Inventories	91,812	11,529	103,341
Trade and other receivables	132,418	—	132,418
Current assets	224,230	11,529	235,759
Property, plant and equipment	13,077		13,077
Intangible assets	1,542	3,520	5,062
Other non-current assets	494	—	494
Non-current assets	15,113	3,520	18,633
Total Assets	239,343	15,049	254,392
Trade and other payables	151,624	—	151,624
Short-term debt	6,738	—	6,738
Deferred tax liabilities	16,199	—	16,199
Current liabilities	174,561	—	174,561
Deferred tax liabilities	4,428	—	4,428
Other non-current liabilities	10,699	—	10,699
Non-current liabilities	15,127	—	15,127
Total liabilities	189,688	—	189,688
Identified net assets	49,655	15,049	64,704
Cash acquired			81,075
			145,779
Total consideration			(36,500)
Gain bargain purchase			109,279

Schedule of Estimated Future Amortization Expense Associated With Intangible Assets Acquired	Estimated future amortization expense associated with the intangible assets acquired SEAS at December 31, 2012 is as follows:

2013	1,012
2014	1,012
2015	1,012

Schedule of Pro Forma Information
The pro forma information presented below (in thousands, except per share data) does not necessarily reflect the actual results that would have occurred had the companies been combined during the periods presented, nor is it necessarily indicative of the future results of operations of the combined companies.

	December 31,
	2009	2010
Net sales	808,042	1,571,357
Net income	(185,001)	271,240
Basic earnings per share	€(3.27)	€2.40
Diluted earnings per share	€(3.27)	€2.33

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net, Current [Abstract]
Schedule of Carrying Amount Of Accounts Receivable
The carrying amount of accounts receivable is as follows:

	Current	Overdue < 30 days	Overdue 31 – 60 days	Overdue 61 – 120 days	Overdue > 120 days	Total
December 31, 2011	264,224	31,529	12,126	13,579	9,433	330,891
December 31, 2012	223,546	38,666	13,537	13,954	15,137	304,840

Schedule of Changes In Allowance For Doubtful Accounts Receivable
The changes in the allowance for doubtful accounts receivable are as follows:

Balance January 1, 2010	(8,968)
Charged to selling, general and administrative expenses	(461)
Utilization	648
Foreign currency translation effect	(523)
Balance December 31, 2010	(9,304)
Charged to selling, general and administrative expenses	(356)
Utilization	2,109
Foreign currency translation effect	(50)
Balance December 31, 2011	(7,601)
Charged to selling, general and administrative expenses	(2,825)
Utilization	1,841
Foreign currency translation effect	34
Balance December 31, 2012	(8,551)

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventories
Inventories consist of the following:

	December 31,
	2011	2012
Components and raw materials	189,174	180,575
Work in process	175,564	196,313
Finished goods	70,918	91,799
Total inventories, gross	435,656	468,687
Allowance for obsolescence	(58,989)	(65,287)
Total inventories, net	376,667	403,400

Schedule of Changes In Allowance For Obsolescence
The changes in the allowance for obsolescence are as follows:

Balance January 1, 2010	(46,939)
Charged to cost of sales	(3,248)
Utilization	14,628
Foreign currency translation effect	(5,742)
Balance as of December 31, 2011	(41,301)
Charged to cost of sales	(28,122)
Utilization	12,526
Foreign currency translation effect	(2,092)
Balance as of December 31, 2011	(58,989)
Charged to cost of sales	(10,858)
Utilization	3,569
Foreign currency translation effect	991
Balance as of December 31, 2012	(65,287)

Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Change In The Amount Of Intangible Assets
The changes in the amount of other intangible assets are as follows:

	Software	Purchased technology and other intangible assets	Total
At cost:
Balance January 1, 2011	14,433	3,192	17,625
Additions	3,417	3,682	7,099
Acquisitions	44	4,782	4,826
Disposals	(104)	(47)	(151)
Foreign currency translation effect	252	603	855
Balance December 31, 2011	18,042	12,212	30,254
Additions	2,447	2,183	4,630
Disposals	(10)	—	(10)
Foreign currency translation effect	(133)	(2)	(135)
Balance December 31, 2012	20,346	14,393	34,739
Accumulated amortization:
Balance January 1, 2011	7,809	3,011	10,820
Amortization for the year	2,901	1,570	4,471
Disposals	(104)	(47)	(151)
Foreign currency translation effect	179	159	338
Balance December 31, 2011	10,785	4,693	15,478
Amortization for the year	2,784	2,634	5,418
Disposals	(10)	—	(10)
Foreign currency translation effect	(113)	51	(62)
Balance December 31, 2012	13,446	7,378	20,824
Other intangible assets, net:
December 31, 2011	7,257	7,519	14,776
December 31, 2012	6,900	7,015	13,915

Schedule of Estimated Amortization Expenses	Estimated amortization expenses relating to other intangible assets are as follows:

2013	5,696
2014	4,046
2015	2,499
2016	1,182
2017	492
13,915

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
The changes in the carrying amount of goodwill are as follows:

	Front-end	Back-end	Total
Balance January 1, 2011	11,193	39,622	50,815
Foreign currency translation effect	—	1,316	1,316
Balance December 31, 2011	11,193	40,938	52,131
Foreign currency translation effect	456	(699)	(243)
Balance December 31, 2012	11,649	40,239	51,888

Schedule of Allocation of the Carrying Amount of Goodwill
The allocation of the carrying amount of goodwill is as follows:

	December 31,
	2011	2012
Front-end segment:
ASM Microchemistry Oy	3,560	3,560
ASM Genitech Korea Ltd	7,633	8,089
Back-end segment:
ASM Pacific Technology Ltd	40,938	40,239
Total	52,131	51,888

Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Changes in the Amount of Property, Plant And Equipment
The changes in the amount of property, plant and equipment are as follows:

	Land, buildings and leasehold improvements	Machinery, equipment, furniture and fixtures	Total
At cost:
Balance January 1, 2011	131,431	409,889	541,320
Capital expenditures	38,993	50,226	89,219
Acquisition	276	11,249	11,525
Impairment	(1,416)	(6,622)	(8,038)
Retirements and sales	(9,361)	(30,692)	(40,053)
Reclassification	(235)	235	—
Foreign currency translation effect	8,186	20,665	28,851
Balance December 31, 2011	167,874	454,950	622,824
Capital expenditures	23,355	44,807	68,162
Retirements and sales	(278)	(10,253)	(10,531)
Reclassification	428	(748)	(320)
Foreign currency translation effect	(3,499)	(13,127)	(16,626)
Balance December 31, 2012	187,880	475,629	663,509
Accumulated depreciation:
Balance January 1, 2011	74,216	269,167	343,383
Depreciation for the year	9,170	30,815	39,985
Retirements and sales	(9,310)	(26,920)	(36,230)
Foreign currency translation effect	3,020	12,486	15,506
Balance December 31, 2011	77,096	285,548	362,644
Depreciation for the year	12,420	35,282	47,702
Retirements and sales	(81)	(9,558)	(9,639)
Reclassification	3	(323)	(320)
Foreign currency translation effect	(2,061)	(10,253)	(12,314)
Balance December 31, 2012	87,377	300,696	388,073
Property, plant and equipment, net:
December 31, 2011	90,778	169,402	260,180
December 31, 2012	100,503	174,933	275,436

Schedule of Useful Lives of Property, Plant And Equipment

Useful lives in years:	Buildings and leasehold improvements	10-25
	Machinery and equipment	2-10
	Furniture and fixtures	2-10

Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2012
Assets Held-for-sale, Long Lived [Abstract]
Schedule of Changes in the Carrying Value of Assets Held For Sale
The changes in the carrying value of assets held for sale are as follows:

	Japan	The Netherlands	Total
Balance January 1, 2011	6,070	277	6,347
Foreign currency translation effect	515	—	515
Balance December 31, 2011	6,585	277	6,862
Foreign currency translation effect	(864)	—	(864)
Balance December 31, 2012	5,721	277	5,998

Evaluation Tools At Customers (Tables)	12 Months Ended
Dec. 31, 2012
Other Inventory, Gross [Abstract]
Schedule of changes in the Amount of Evaluation Tools
The changes in the amount of evaluation tools are as follows:

Balance January 1, 2011	6,644
Evaluation tools shipped	14,901
Depreciation	(2,518)
Evaluation tools sold	(7,830)
Transfer from inventories	1,913
Foreign currency translation effect	877
Balance December 31, 2011	13,987
Evaluation tools shipped	11,120
Depreciation	(3,798)
Evaluation tools sold	(3,277)
Foreign currency translation effect	(1,110)
Balance December 31, 2012	16,922
Useful lives in years:	5

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Schedule of Changes in Investment	The changes in the investment are as follows:

Balance December 31, 2011	1,044
Share of result	(766)
Balance December 31, 2012	278

Notes Payable to Banks (Tables)	12 Months Ended
Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule Of Information On Notes Payable	Information on notes payable to banks is as follows:

	December 31,
	2011	2012
Short-term debt outstanding in:
Japan	7,734	—
ASMPT	32,946	61,675
Total	40,680	61,675

Local Currencies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule Of Information On Notes Payable	Short-term debt outstanding in local currencies is as follows (in thousands):

	December 31,
	2011	2012
Japanese yen	775,000	—
Hong Kong dollar	331,144	630,686

Provision for Warranty (Tables)	12 Months Ended
Dec. 31, 2012
Standard Product Warranty Disclosure [Abstract]
Schedule of Changes in the Amount of Provision for Warranty
The changes in the amount of provision for warranty are as follows:

Balance January 1, 2011	8,273
Charged to cost of sales	29,809
Acquisitions	33,733
Deductions	(24,822)
Foreign currency translation effect	2,519
Balance December 31, 2011	49,512
Charged to cost of sales	26,527
Deductions	(31,948)
Foreign currency translation effect	(170)
Balance December 31, 2012	43,921
Non-current portion	(5,298)
Current portion	38,623

Accrued Expenses and Other (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other
Accrued expenses and other consist of the following:

	December 31,
	2011	2012
Advance payments from customers	29,621	29,350
Accrual for onerous contracts	446	125
Deferred revenue	6,340	5,938
Accrual for salaries, wages and related taxes and expenses	60,039	56,246
Interest payable	1,881	307
Payables arising from acquisition of property, plant and equipment	20,509	14,027
Other	34,055	26,067
	152,891	132,060

Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Schedule Of Long-Term Debt
Long-term debt consists of the following:

	December 31,
	2011	2012
Term loans:
Japan, 1.2-2.0%, due 2012 – 2014	17,764	—
ASMPT, LIBOR+2.5%	—	18,948
Mortgage loans:
Japan, 2.1-2.2%, due 2012	1,746	—
Capital lease commitments:
Japan, 1.8%, due 2012	141	—
	19,651	18,948
Current portion	(4,332)	(6,316)
Non-current portion	15,319	12,632

Schedule Of Long-Term Debt, Including Current Portion, In Local Currencies	Long-term debt, including current portion, in local currencies is as follows (in thousands):

	December 31,
	2011	2012
Japanese yen	1,969,097	—
US dollar	—	25,000

Schedule Of Annual Principal Repayments For Subsequent Years	Aggregate annual principal repayments for years subsequent to December 31, 2012 are:

2013	6,316
2014	6,316
2015	6,316
18,948

Convertible Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2012
Convertible Subordinated Debt [Abstract]
Schedule Of Changes In Outstanding Amounts Of Convertible Subordinated Debt
The changes in the outstanding amounts of convertible subordinated debt are as follows:

	4.25% convertible subordinated notes, due 2011	6.50% convertible unsecured notes, due 2014
Liability at redemption value at date of issuance	111,682	150,000
Conversion component at date of issuance	(18,329)	(23,601)
Liability component at date of issuance	93,353	126,399

Balance January 1, 2011	32,438	130,804
Conversion of notes	(32,536)	—
Accrual of interest	126	4,274
Foreign currency translation effect	(29)	—
Balance December 31, 2011	—	135,078
Conversion of notes	—	(139,407)
Accrual of interest	—	4,329
Balance December 31, 2012	—	—

Schedule Of Convertible Subordinated Debt Nominal Value

	4.25% convertible subordinated notes, due 2011	6.50% convertible subordinated notes, due 2014
Nominal value in US$:
December 31, 2011	—	n/a
December 31, 2012	—	—
Nominal value in €:
December 31, 2011	—	150,000
December 31, 2012	—	—

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule Of Changes In The Amount Of Accumulated Other Comprehensive Loss
The changes in the amount of accumulated other comprehensive loss are as follows:

	Foreign currency translation effects	Unrealized gains (losses) on derivative instruments, net of tax	Unrecognized pension obligations, net of tax	Total
Balance January 1, 2011	(33,687)	13	(565)	(34,239)
Foreign currency translation effect on translation of foreign operations	13,357	—	—	13,357
Increase in fair value of derivative instruments, net of tax	—	(13)	—	(13)
Actuarial loss	—	—	744	744
Total change in accumulated other comprehensive loss	13,357	(13)	744	14,088
Balance December 31, 2011	(20,330)	—	179	(20,151)
Foreign currency translation effect on translation of foreign operations	(6,994)	—	—	(6,994)
Actuarial loss	—	—	(1,797)	(1,797)
Total change in accumulated other comprehensive loss	(6,994)	—	(1,797)	(8,791)
Balance December 31, 2012	(27,324)	—	(1,618)	(28,942)

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Front-End [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of The Funded Status Of The Plan
The funded status of the plan and the amounts not yet recognized in the Consolidated Statement of Operations and the amounts recognized in the Consolidated Balance Sheet are as follows:

	December 31,
	2011	2012
Defined benefit obligations	(9,485)	(8,357)
Fair value of plan assets	4,090	4,794
Funded status/(deficit)	(5,395)	(3,563)

Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets
The changes in defined benefit obligations and fair value of plan assets are as follows:

	December 31,
	2011	2012
Defined benefit obligations
Balance January 1	8,805	9,485
Current service cost	664	731
Interest on obligation	107	121
Actuarial losses (gains)	(53)	(436)
Benefits paid	(176)	(423)
Curtailment and settlement	(630)	—
Foreign currency translation effect	768	(1,121)
Balance December 31	9,485	8,357

Fair value of plan assets
Balance January 1	3,189	4,090
Expected return on plan assets	103	144
Actuarial losses (gains)	(219)	52
Company contribution	852	1,544
Benefits paid	(176)	(423)
Foreign currency translation effect	341	(613)
Balance December 31	4,090	4,794

Schedule Of Net Periodic Benefit Cost
The net periodic benefit cost consists of the following:

	December 31,
	2010	2011	2012
Current service cost	629	664	731
Interest on obligation	139	107	121
Expected return on plan assets	(77)	(103)	(144)
Amortization deferred actuarial loss	1	6	46
Amortization of past service cost	—	(12)	(55)
Net periodic pension benefit cost	692	662	699

Schedule Of Actuarial Present Value Of Benefit Obligations And Net Periodic Benefit Cost
The assumptions in calculating the actuarial present value of benefit obligations and net periodic benefit cost are as follows:

	December 31,
	2010	2011	2012
Discount rate for obligations	1.25%	1.25%	1.55%
Expected return on plan assets	3.00%	3.00%	3.00%
Expected rate of compensation increase	2.93%	2.93%	2.93%

Schedule Of Allocation Of Plan Assets	The allocation of plan assets is as follows:

	December 31,
	2011		2012
Equity	940	23%	1,087	23%
Bonds	2,488	61%	2,957	62%
Loans	368	9%	463	10%
Real estate	66	2%	72	2%
Other	228	6%	215	4%
	4,090	100%	4,794	100%

Back-End [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of The Funded Status Of The Plan
In the case of unfunded plans, the recognized pension liability is equal to the DBO adjusted by unrecognized past service cost. In the case of funded plans, the fair value of the plan assets is offset against the benefit obligations. The net amount, after adjusting for the effects of unrecognized past service cost, is recognized as a pension liability or prepaid pension asset.

	December 31,
	2011	2012
Defined benefit obligations	(22,303)	(33,987)
Fair value of plan assets	21,364	27,035
Funded status/(deficit)	(939)	(6,952)

Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets
The changes in defined benefit obligations and fair value of plan assets are as follows:

	December 31,
	2011	2012
Defined benefit obligations
Balance January 1	—	22,303
Obligation assumed in the acquisition of SEAS	22,305	—
Current service cost	1,502	1,691
Interest on obligation	898	1,095
Past service costs	—	104
Actuarial losses (gains)	(2,662)	8,532
Benefits paid	(26)	(55)
Transfers	(65)	85
Contribution participants	89	222
Foreign currency translation effect	262	10
Balance December 31	22,303	33,987

Fair value of plan assets
Balance January 1	—	21,364
Fair value of plan assets at completion date of acquisition of SEAS	22,199	—
Expected return	673	853
Actuarial (losses) gains	(1,646)	2,981
Contribution participants	89	222
Contribution employer	—	1,615
Foreign currency translation effect	49	—
Balance December 31	21,364	27,035

Schedule Of Actuarial Present Value Of Benefit Obligations And Net Periodic Benefit Cost
The assumptions in calculating the actuarial present value of benefit obligations and net periodic benefit cost are as follows:

	December 31,
	2011	2012
Discount rate for obligations	5.25%	3.50%
Expected return on plan assets	4.00%	3.50%
Expected rate of compensation increase	2.26%	2.25%

Schedule Of Allocation Of Plan Assets
The allocation of plan assets is as follows:

	December 31,
	2011		2012
Equity	3,418	16%	5,677	21%
Fixed income and corporate bonds	17,519	82%	20,817	77%
Cash and other assets	427	2%	541	2%
	21,364	100%	27,035	100%

Other Post-Employment Benefit Plans ASMPT [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of The Funded Status Of The Plan
The reconciliation of the funded status of the other post-employment benefit plans to the amount recognized in the consolidated statement of financial position per December 31, 2012 is as follows:

Defined benefit obligation (unfunded)	1,634

Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets
The reconciliation of the changes in the benefit obligation for the other post-employment benefits for the year ended December 31, 2012 is as follows:

	December 31,
	2011	2012
Defined benefit obligations
Balance January 1	1,470	1,414
Current service cost	63	45
Interest on obligation	65	69
Actuarial losses / (gains)	(174)	372
Benefits paid	(18)	(181)
Transfers	—	(85)
Foreign currency translation effect	8	—
Balance December 31	1,414	1,634

Schedule Of Net Periodic Benefit Cost
The components of the principal pension benefit plans and the other post-employment benefit plans recognized in the consolidated statement of operations in respect of these defined benefit plans and other post-employment benefits for year ended December 31, 2012 are as follows:

	December 31, 2011			December 31, 2012
	Principal defined benefit plans	Other post- employment benefit plans	Total	Principal defined benefit plans	Other post- employment benefit plans	Total
Current service cost	(1,502)	(63)	(1,565)	(1,691)	(45)	(1,736)
Interest on obligation	(897)	(65)	(962)	(1,095)	(69)	(1,164)
Past service cost	—	—	—	(104)	—	(104)
Expected return on plan assets	673	—	673	853	—	853
Net periodic pension benefit cost	(1,726)	(128)	(1,854)	(2,037)	(114)	(2,151)

Other Retirement Benefit Obligations ASMPT [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Expected To Pay Benefits For Subsequent Years
The Company expects to pay benefits for years subsequent to December 31, 2012 as follows:

	Front-end segment	Back-end segment	Total
2013	250	168	418
2014	254	143	397
2015	307	227	534
2016	431	321	752
2017	451	400	851
Aggregate for the years 2018-2022	3,495	4,259	7,754
Total	5,188	5,518	10,706

Schedule Of Retirement Plan Costs
Retirement plan costs for ASMI consolidated consist of the following:

	December 31,
	2010	2011	2012
Defined contribution plans	10,423	15,990	16,952
Multi-employer plans	1,207	1,111	1,420
Defined benefit plans	673	1,844	2,779
Total retirement plan costs	12,303	18,945	21,151

Employee Stock Option Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Changes in Options Outstanding
The following is a summary of changes in options outstanding:

	Number of options	Weighted average exercise price in US$	Number of options	Weighted average exercise price in €
Balance January 1, 2010	822,900	19.00	927,258	14.89
Options granted	42,000	35.01	64,500	22.53
Options forfeited	(35,700)	19.73	(67,185)	16.97
Options exercised	(143,140)	16.83	(165,110)	13.12
Balance December 31, 2010	686,060	20.40	759,463	15.74
Options granted	—	—	687,114	22.33
Options forfeited	(1,080)	16.65	—	—
Options exercised	(169,870)	19.10	(126,620)	14.82
Balance December 31, 2011	515,110	20.83	1,319,957	19.08
Options granted	—	—	708,891	27.04
Options forfeited	(29,400)	20.63	(44,500)	15.49
Options exercised	(85,310)	20.42	(59,660)	15.08
Balance December 31, 2012	400,400	20.94	1,924,688	22.22

Schedule Of Options Outstanding And Options Exercisable Classified By Range Of Exercise Prices
On December 31, 2012 options outstanding and options exercisable classified by range of exercise prices are:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
In US$		In years	In US$		In US$
1.00-10.00	50,000	6.13	7.50	18,000	7.41
10.00-15.00	66,500	3.21	11.94	41,420	11.84
15.00-20.00	30,900	4.54	18.35	18,500	17.98
20.00-30.00	211,000	4.08	24.54	117,400	25.12
30.00-40.00	42,000	4.00	35.01	16,800	35.01
US$1.00-40.00	400,400	4.22	20.94	212,120	21.18
In €		In years	In €		In €
1.00-10.00	11,200	0.89	7.90	6,000	7.79
10.00-15.00	130,500	3.07	12.65	127,060	12.69
15.00-20.00	378,983	3.43	16.27	218,383	17.00
20.00-25.00	655,614	6.00	22.33	—	—
20.00-30.00	748,391	6.84	27.01	15,800	26.50
€1.00-30.00	1,924,688	5.59	22.22	367,243	15.77

Schedule Of Black-Scholes Weighted Average Assumptions
The cost relating to employee stock options is measured at fair value on the grant date. The fair value was determined using the Black-Scholes option valuation model with the following weighted average assumptions:

	December 31,
	2011	2012
Expected life (years)	7	7
Risk free interest rate	3.51%	3.28%
Dividend yield	0.32%	0.64%
Expected volatility	40.9%	41.98%

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Capital Leases Included in Property, Plant and Equipment
Capital leases included in property, plant and equipment are as follows:

	December 31,
	2011	2012
Machinery and equipment	3,953	3,485
Furniture and fixtures	389	344
	4,342	3,829
Less accumulated depreciation	(4,075)	(3,829)
	267	—

Schedule of Minimum Rental Commitments under Capital Leases and Operating Leases
At December 31, 2012 operating leases having initial or remaining non-cancelable terms in excess of one year are as follows:

Operating leases
2013	21,430
2014	17,548
2015	12,356
2016	8,539
2017	5,424
Years thereafter	7,229
Total	72,526

Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Derivative Instruments by Risk Exposure [Abstract]
Schedule of Financial Instruments
Financial liabilities:

	December 31,
	2011	2012
Notes payable to banks	40,680	61,675
Accounts payable	157,549	151,761
Current portion of long-term debt	4,332	6,316
Long-term debt	15,319	12,632
Convertible subordinated debt	135,078	—
Derivative instruments designated in fair value hedges	1,764	—
Financial assets:

	December 31,
	2011	2012
Cash and cash equivalents	390,250	290,475
Pledged cash deposits	20,000	20,000
Accounts receivable	330,891	304,840
Investments	1,044	278
Derivative instruments designated in cash flow hedges	—	145

Schedule of Gains or Losses Related to Financial Instruments
Gains or losses related to financial instruments are as follows:

	Year ended December 31,
	2011	2012
Interest income	2,902	1,989
Interest expense	(13,497)	(12,113)
Accretion interest expense convertible notes at amortized value	(4,401)	(4,469)
Loss resulting from early extinguishment of debt	(824)	(2,209)
Result from investments	—	(766)
Revaluation conversion option	(4,378)	—
Losses Foreign currency exchange, net	7,040	(3,957)
Addition to allowance for doubtful accounts receivable	(356)	(2,825)

Schedule of Financial Assets and Financial Liabilities That are Measured at Fair Value on a Recurring Basis
The following table presents the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis.

	At carrying value	At fair value Level 1	Level 2	Level 3	Total
December 31, 2011
Liabilities:
Derivative financial instruments 1)	1,764	—	1,764	—	1,764
Total	1,764	—	1,764	—	1,764
December 31, 2012
Assets:
Derivative financial instruments 1)	145	—	145	—	145
Total	145	—	145	—	145

1) Derivative financial instruments consist of forward foreign exchange contracts.

Schedule of Outstanding Forward Exchange Contracts
The outstanding forward exchange contracts are as follows:

	Currency	Notional amount	Fair value	Included in accumulated other comprehensive income (loss)
			Euro	Euro
December 31, 2011
Liabilities
Fair value hedge contracts:
Short position	US$	(56,975)	1,764	—
December 31, 2012
Assets:
Fair value hedge contracts:
Short position	US$	(27,100)	(145)	—

Schedule of Company's Price Sensitivity Impact on Equity
The following table analyzes the Company’s sensitivity to a hypothetical 10% strengthening and 10% weakening of the US dollar, Singapore dollar, Hong Kong dollar and Japanese yen against the euro as of December 31, 2011 and December 31, 2012. This analysis includes foreign currency denominated monetary items and adjusts their translation at year end for a 10% increase and 10% decrease of the US dollar, Singapore dollar, Hong Kong dollar or Japanese yen against the euro. A positive amount indicates an increase in equity. Recognized in equity is the revaluation effect of subsidiaries denominated in US dollar, Singapore dollar, Hong Kong dollar and Japanese yen.

	Impact on equity
	2011	2012
10% increase of US dollar versus euro	3,656	4,564
10% decrease of US dollar versus euro	(3,656)	(4,564)
10% increase of Singapore dollar versus euro	5,028	5,868
10% decrease of Singapore dollar versus euro	(5,028)	(5,868)
10% increase of Hong Kong dollar versus euro	66,702	56,693
10% decrease of Hong Kong dollar versus euro	(66,702)	(56,693)
10% increase of Japanese yen versus euro	4,908	5,294
10% decrease of Japanese yen versus euro	(4,908)	(5,294)

Schedule of Company's Price Sensitivity Impact on Net Earnings
The following table analyzes the Company’s sensitivity to a hypothetical 10% strengthening and 10% weakening of the US dollar, Hong Kong dollar and Japanese Yen against the euro at average exchange rates for the years 2011 and 2012. A positive amount indicates an increase in net earnings.

	Impact on net earnings
	2011	2012
10% increase of Japanese yen versus euro	(519)	923
10% decrease of Japanese yen versus euro	519	(923)
10% increase of US dollar versus euro	1,887	915
10% decrease of US dollar versus euro	(1,887)	(915)
10% increase of Hong Kong dollar versus euro	14,392	3,630
10% decrease of Hong Kong dollar versus euro	(14,392)	(3,630)

Summary of Company's Contractual Obligations
The following table summarizes the Company’s contractual obligations as at December 31, 2012 aggregated by type of contractual obligation:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Notes payable to banks [1]	62,686	62,686	—	—	—
Long-term debt [1]	19,957	6,821	13,136	—	—
Operating leases	72,526	21,430	29,904	13,963	7,229
Pension liabilities	12,540	418	931	1,603	9,588
Purchase obligations:
Purchase commitments to suppliers	141,908	139,221	2,687	—	—
Capital expenditure commitments	10,553	10,273	280	—	—
Unrecognized tax benefits (ASC 740)	22,511	22,511	—	—	—
Total contractual obligations	342,681	263,360	46,938	15,566	16,817

 __________________

(1)	Including accrued interest based on the percentages at the reporting date.

Research and Development (Tables)	12 Months Ended
Dec. 31, 2012
Research and Development Expense [Abstract]
Schedule of Research and Development
Research and Development consists of the following:

	Year ended December 31,
	2010	2011	2012
Research and development expenses	79,331	130,153	150,118
Research and development grants and credits	(546)	(753)	(899)
Total research and development expenses	78,785	129,400	149,219

Restructuring Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Charges [Abstract]
Summary of Aggregated Restructuring Expenses by Type
The following table summarizes the aggregated restructuring expenses by type:

	Year ended December 31,
	2010	2011	2012
Employee related expenses	4,534	—	891
Contract termination related expenses	779	—	—
Transition expenses	3,806	—	—
Other expenses	2,082	—	—
Total restructuring expenses	11,201	—	891

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense (Benefit) [Abstract]
Components Of Earnings (Loss) Before Income Taxes And Non-Controlling Interest
The components of earnings (loss) before income taxes and Non-controlling interest consist of:

	Year ended December 31,
	2010	2011	2012
The Netherlands	(48,177)	(3,450)	(70,263)
Other countries	333,639	356,305	136,994
Earnings before income taxes and Non-controlling interest	285,462	352,855	66,731

Schedule Of Income Tax Expense
The income tax expense consists of:

	Year ended December 31,
	2010	2011	2012
Current:
The Netherlands	(505)	(494)	(110)
Other countries	(38,342)	(64,684)	(26,337)
	(38,847)	(65,178)	(26,447)
Deferred:
The Netherlands	—	—	—
Other countries	(4,092)	28,486	147
Income tax expense	(42,939)	(36,692)	(26,300)

Schedule Of Reconciliation Of The Provisions For Income Taxes And The Amounts That Would Be Computed Using Statutory Income Tax Rates
A reconciliation of the provisions for income taxes and the amounts that would be computed using the Netherlands statutory income tax rates is set forth as follows:

	Year ended December 31,
	2010	2011	2012
Earnings before income taxes and Non-controlling interest	285,462	352,855	66,731
Netherlands statutory income tax rate	25.5%	25.0%	25.0%
Income tax provision at statutory rate	(72,793)	(88,214)	(16,683)
Non-deductible expenses	(8,250)	(8,228)	(6,508)
Foreign taxes at a rate other than the Netherlands statutory rate	24,198	12,983	(2,699)
Valuation allowance	(3,698)	17,991	(14,876)
Non-taxable income	18,536	30,156	4,887
Other [1]	(932)	(1,380)	9,579
Income tax expense	(42,939)	(36,692)	(26,300)

1) Other for 2012 consist of tax credits €3,163 and unwinding of temporary differences in the current year for which no deferred tax was recognized in prior years €5,549

Schedule Of Deferred Income Taxes
Deferred income taxes developed as follows:

	January 1, 2011	Acquisitions	Reclassifications	Consolidated statement of operations	Equity	Exchange differences	December 31, 2011
Deferred tax assets:
Reserves and allowances	7,020	255	163	3,860	(337)	(546)	10,415
Net operating losses	153,407	7,038	—	(74,935)	—	1,210	86,720
Depreciation	2,331	(1,164)	—	(801)	—	(3)	363
Other	1,216	(12,302)	—	18,438	—	(961)	6,391
Gross deferred tax assets	163,974	(6,173)	163	(53,438)	(337)	(300)	103,889
Less: valuation allowance	(149,600)	—		73,010	—	123	(76,467)
Net deferred tax assets	14,374	(6,173)	163	19,572	(337)	(177)	27,422
Deferred tax liabilities:	(322)	(13,295)	(163)	8,914	—	485	(4,381)
Net deferred income taxes	14,052	(19,468)	—	28,486	(337)	308	23,041

	January 1, 2012	Acquisitions	Reclassifications	Consolidated statement of operations	Equity	Exchange differences	December 31, 2012
Deferred tax assets:
Reserves and allowances	10,415	—	3,985	4,928	1,730	(736)	20,322
Net operating losses	86,720	—	—	(2,303)	—	(939)	83,478
Depreciation	363	—	508	1,478	—	(89)	2,260
Other	6,391	—	(6,525)	1,345	28	(127)	1,112
Gross deferred tax assets	103,889	—	(2,032)	5,448	1,758	(1,891)	107,172
Less: valuation allowance	(76,467)	—	(180)	(6,442)	—	(161)	(83,250)
Net deferred tax assets	27,422	—	(2,212)	(994)	1,758	(2,052)	23,922
Deferred tax liabilities:	(4,381)	—	2,212	1,142	—	39	(988)
Net deferred income taxes	23,041	—	—	148	1,758	(2,013)	22,934

Schedule Of Deferred Tax Assets And Liabilities
Deferred tax assets and liabilities are classified in the consolidated balance sheet as follows:

	December 31,
	2011	2012
Deferred tax assets—current	14,350	17,967
Deferred tax assets—non-current	13,072	5,955
Deferred tax liabilities—current	(3,513)	(36)
Deferred tax liabilities—non-current	(868)	(952)
	23,041	22,934

Schedule Of Amounts And Expiration Dates Of Net Operating Losses For Tax Purposes
The amounts and expiration dates of net operating losses for tax purposes are as follows:

Expiration year	Total of net operating losses for tax purposes	Net operating losses for which deferred tax assets are recognized
2013	16,309	—
2014	37,607	—
2015	—	—
2016	—	—
2017	47,429	—
2018	47,293	—
2019	35,905	—
2020	147	—
2021	60,564	149
2022-2028	—	—
2029	22,374	—
2030	3,689	—
Unlimited	47,160	80
Total	318,477	229

Schedule Of Reconciliation Of The Beginning And Ending Balance Of The Liability For Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits is as follows:

Balance January 1, 2010	15,663
Gross increases—tax positions in current year	3,230
Foreign currency translation effect	1,164
Balance December 31, 2010	20,057
Gross increases—tax positions in current year	950
Foreign currency translation effect	742
Balance December 31, 2011	21,749
Gross increases—tax positions in current year	1,157
Foreign currency translation effect	(395)
Balance December 31, 2012	22,511

Summary Of Open Tax Years By Major Jurisdiction	A summary of open tax years by major jurisdiction is as follows:

Jurisdiction
Japan	2009-2012
Hong Kong	2006-2012
The Netherlands	2011-2012
Singapore	2006-2012
United States	1997-2012
South Korea	2007-2012

Disclosures about Segments and Related Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information by Segment

	Front-end	Back-end	Total
Year Ended December 31, 2010
Net sales to unaffiliated customers	293,356	929,544	1,222,900
Gross profit	114,624	434,954	549,578
Result from operations	15,954	312,686	328,640
Interest income	615	605	1,221
Interest expense	(15,677)	—	(15,677)
Loss resulting from early extinguishment of debt	(3,609)	—	(3,609)
Accretion interest expense convertible notes	(6,010)	—	(6,010)
Revaluation conversion option	(19,037)	—	(19,037)
Foreign currency exchange gains (losses), net	(1,809)	1,744	(65)
Income tax expense	(6,106)	(36,833)	(42,939)
Net earnings (loss)	(35,679)	278,202	242,523
Allocation of net earnings (loss):
Shareholders of the parent			110,639
Non-controlling interest			131,884
Capital expenditures	17,653	85,320	102,974
Net purchase of other intangibles	43	582	625
Depreciation property, plant and equipment	8,930	21,700	30,630
Amortization of other intangible assets	2,338	397	2,735
Depreciation evaluation tools at customers	2,477	—	2,477
Cash and cash equivalents	142,420	197,874	340,294
Capitalized goodwill	11,193	39,622	50,815
Other intangible assets	6,089	715	6,804
Other identifiable assets	281,076	535,129	816,204
Total assets	440,777	773,340	1,214,117
Total debt	215,681	—	215,681
Headcount in full-time equivalents [1]	1,450	15,249	16,699

 __________________

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

	Front-end	Back-end	Total
Year Ended December 31, 2011
Net sales to unaffiliated customers	456,065	1,178,270	1,634,334
Gross profit	172,318	398,308	570,626
Result from operations	62,581	304,869	367,450
Interest income	976	1,925	2,902
Interest expense	(13,142)	(354)	(13,497)
Loss resulting from early extinguishment of debt	(824)	—	(824)
Accretion interest expense convertible notes	(4,401)	—	(4,401)
Revaluation conversion option	(4,378)	—	(4,378)
Foreign currency exchange gains (losses), net	8,296	(2,692)	5,604
Income tax expense	(4,581)	(32,111)	(36,692)
Net earnings (loss)	44,527	271,637	316,164
Allocation of net earnings:
Shareholders of the parent			186,770
Non-controlling interest			129,394
Capital expenditures	16,369	72,849	89,218
Net purchase of other intangibles	6,141	910	7,051
Depreciation property, plant & equipment	9,162	30,823	39,985
Depreciation evaluation tools at customers	2,518	—	2,518
Amortization of other intangible assets	2,655	1,815	4,471
Impairment of property, plant and equipment	—	(8,038)	(8,038)
Cash and cash equivalents	228,114	162,136	390,250
Capitalized goodwill	11,193	40,939	52,131
Other intangible assets	9,643	5,133	14,776
Other identifiable assets	336,090	788,973	1,125,063
Total assets	585,040	997,181	1,582,221
Total debt	162,464	32,946	195,409
Headcount in full-time equivalents [1]	1,631	14,563	16,194

 ___________________

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

	Front-end	Back-end	Total
Year Ended December 31, 2012
Net sales to unaffiliated customers	370,409	1,047,658	1,418,067
Gross profit	124,531	315,898	440,429
Result from operations	539	87,717	88,256
Interest income	1,015	974	1,989
Interest expense	(11,381)	(732)	(12,113)
Loss resulting from early extinguishment of debt	(2,209)	—	(2,209)
Accretion interest expense convertible notes	(4,329)	(140)	(4,469)
Revaluation conversion option	—	—	—
Foreign currency exchange gains (losses), net	(3,050)	(907)	(3,957)
Result on investments	(766)	—	(766)
Income tax expense	(8,965)	(17,335)	(26,300)
Net earnings (loss)	(29,146)	69,577	40,431
Allocation of net earnings:
Shareholders of the parent			7,149
Non-controlling interest			33,282
Capital expenditures	21,973	46,189	68,162
Net purchase of other intangibles	2,042	2,588	4,630
Depreciation property, plant & equipment	10,968	36,829	47,797
Depreciation evaluation tools at customers	3,799	—	3,799
Amortization of other intangible assets	4,071	2,793	6,864
Cash and cash equivalents	145,061	145,414	290,475
Capitalized goodwill	11,649	40,239	51,888
Other intangible assets	9,049	4,866	13,915
Other identifiable assets	334,399	808,829	1,143,228
Total assets	500,158	999,348	1,499,506
Total debt	—	80,623	80,623
Headcount in full-time equivalents [1]	1,636	15,768	17,404

 __________________

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

Schedule of Geographical Information
Geographical information is summarized as follows:

	Europe	United States of America	Japan	Southeast Asia	Corporate	Consolidated
Year ended December 31, 2010
Net sales to unaffiliated customers	76,235	112,863	90,394	943,408	—	1,222,900
Long-lived assets	1,978	9,395	19,409	167,020	135	197,937
Total assets	40,470	85,065	92,547	839,720	156,315	1,214,117
Capital expenditures	186	7,059	5,388	90,279	62	102,974
Purchase of intangible assets	—	—	—	607	17	624
Year ended December 31, 2011
Net sales to unaffiliated customers	338,065	185,943	96,697	1,013,629	—	1,634,334
Long-lived assets	16,021	13,110	18,273	212,605	171	260,180
Total assets	406,586	131,498	120,717	733,571	189,849	1,582,221
Capital expenditures	7,425	8,429	1,559	71,720	85	89,218
Purchase of intangible assets	29	779	635	1,378	4,230	7,051
Year ended December 31, 2012
Net sales to unaffiliated customers	255,795	197,566	59,385	905,321	—	1,418,067
Long-lived assets	17,587	22,567	17,313	217,849	120	275,436
Total assets	473,561	128,484	71,838	717,986	107,637	1,499,506
Capital expenditures	7,098	12,837	4,947	43,280	—	68,162
Purchase of intangible assets	1,732	437	72	997	1,392	4,630

Selected Operating Expenses And Additional Information (Tables)	12 Months Ended
Dec. 31, 2012
Compensation Related Costs [Abstract]
Schedule of Personnel Expenses for Employees
Personnel expenses for employees were as follows:

	December 31,
	2010	2011	2012
Wages and salaries	236,746	318,944	353,437
Social security	17,402	42,622	47,124
Pension expenses	12,303	18,945	21,151
	266,451	380,511	421,712

Schedule of Average Number of Employees, Exclusive of Temporary Workers, by Geographic Area
The average number of employees, exclusive of temporary workers, by geographic area during the year was as follows:

	December 31,
	2010	2011	2012
The Netherlands	170	167	178
Other European countries	139	993	1,057
United States of America	358	468	594
Southeast Asia	13,389	15,716	15,300
Japan	197	181	203
	14,253	17,525	17,332

Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Reconciliation of Net Earnings (Loss) and Weighted Average Number of Shares Outstanding
The following represents a reconciliation of net earnings and weighted average number of shares outstanding (in thousands) for purposes of calculating basic and diluted net earnings per share:

	December 31,
	2010	2011	2012
Net earnings used for purpose of computing basic earnings per common share	110,639	186,770	7,149
After-tax equivalent of interest expense on convertible subordinated notes	17,670	17,670	—
Net earnings used for purposes of computing diluted net earnings per common share	128,309	204,440	7,149
Basic weighted average number of shares outstanding during the year used for purpose of computing basic earnings per share (thousands)	52,435	55,210	56,108
Dilutive effect of stock options	282	570	659
Dilutive effect of convertible subordinated notes	8,777	8,902	—
Dilutive weighted average number of shares outstanding	61,494	64,682	56,767
Net earnings per share:
Basic net earnings from continuing operations	2.11	3.38	0.13
Diluted net earnings from continuing operations	2.09	3.16	0.13

Board Remuneration (Tables)	12 Months Ended
Dec. 31, 2012
Management Board [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Schedule of Information Concerning All Remuneration From the Company For Services in All Capacities
The following table sets forth as to all current and former members of the Management Board of the Company, information concerning all remuneration from the Company (including its subsidiaries) for services in all capacities:

	Base compensation	Bonuses	Pensions	Share based payment expenses 2)	Other	Total
Management Board:
C.D. del Prado
2012 3)	510	177	76	398	59	1,220
2011	500	339	69	182	56	1,146
2010	500	559	84	365	41	1,549

P.A.M. van Bommel 1)
2012 3)	367	144	88	325	59	983
2011	360	233	54	141	46	834
2010	140	150	26	71	4	391

1.	For the period July 1, 2010 through August 31, 2010 at 40% and for the period September 1, 2010 through December 31, 2010 full time.

2.	These amounts represent the vesting expenses related to the financial year.

3.
A one-time crisis levy of 16% as imposed by the Dutch government amounts to EUR 175 in total. This crisis tax levy is payable by the employer and is charged over income of employees exceeding a EUR 150 threshold in 2012. These expenses do not form part of the remuneration costs mentioned.

Schedule of Outstanding Options To Purchase ASM International N.V. Common Shares

	Year of grant	Outstanding January 1, 2012	Granted in 2012	Exercised in 2012	Outstanding December 31, 2012	Exercise price		End date
Current members:
C.D. del Prado [1,5]	2003	20,000	—	—	20,000	US$	11.35	Feb 1, 2013
C.D. del Prado [2]	2007	19,645	—	—	19,645		€19.47	May 23, 2015
C.D. del Prado [2]	2008	125,000	—	—	125,000		€12.71	Mar 31, 2016
C.D. del Prado [3]	2009	50,000	—	—	50,000		€15.09	Dec 31, 2017
C.D. del Prado [4]	2011	75,000	—	—	75,000		€22.33	Dec 31, 2018
C.D. del Prado [4]	2012	—	60,000	—	60,000		€27.04	Dec 31, 2019
P.A.M. van Bommel [3]	2010	25,000	—	—	25,000		€16.27	Aug 7, 2018
P.A.M. van Bommel [4]	2011	53,000	—	—	53,000		€22.33	Dec 31, 2018
P.A.M. van Bommel [4]	2012	—	40,000	—	40,000		€27.04	Dec 31, 2019
Former members:
A.H. del Prado [2]	2007	52,886	—	—	52,886		€19.47	May 23, 2015
J.F.M. Westendorp [2]	2007	22,452	—	—	22,452		€19.47	May 23, 2015
J.F.M. Westendorp [3]	2009	40,000	—	—	40,000		€15.09	Dec 31, 2017
		482,983	100,000	—	582,983

1.	These options are granted for a term of ten years, and became exercisable in equal parts over a five year period.

2.
These options are conditional. A percentage-not exceeding 150%-of the options which have been granted conditionally will become unconditional after three years, based on the total return of the Company's shares for the three years after the options are granted compared to the average total return of the shares of a relevant number of companies which are similar to the Company during the same three-year period. The options are granted for a term of eight years

3.	These options are granted for a term of eight years, and become exercisable after a 3 year vesting period.

4.	These options are granted for a term of seven years and become exercisable after a 3 year vesting period.

5.	These options have been exercised on January 25, 2013 at a share price of €29.04.

Supervisory Board [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Schedule of Company Information Concerning All Remuneration Excluding Bonuses or Pensions Paid From the Company
The following table sets forth as to all current and former members of the Supervisory Board of the Company information concerning all remuneration (base compensation, no bonuses or pensions were paid) from the Company (including its subsidiaries) for services in all capacities:

	Year ended December 31,
	2011	2012
	Total	Total
Supervisory Board:
G.J. Kramer	68	68
J.M.R. Danneels	50	50
H.W. Kreutzer	50	50
J.C. Lobbezoo	53	53
M.C.J. van Pernis	50	50
U.H.R. Schumacher	50	50
	321	321

Share Ownership and Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Ownership or Controlling Interest of Outstanding Common Shares
The ownership or controlling interest of outstanding common shares of ASM International NV by members of the Management Board and Supervisory Board or members of their immediate family are as follows:

	December 31, 2011		December 31, 2012
	Shares owned	Percentage of Common shares outstanding	Shares owned	Percentage of Common shares outstanding
A.H. del Prado	9,204,284	16.62%	9,204,284	14.59%
C.D. del Prado (member of the Management Board)	132,945	0.24%	132,945	0.21%
Stichting Administratiekantoor ASMI	2,142,039	3.87%	2,142,039	3.39%

General Information / Summary of Significant Accounting Policies (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Product Warranty [Line Items]
Number of major market segments (in segments)	3
Number of operating segments (in segments)	2
Majority share holding percentage	51.96%
Useful life	5 years
Deferred revenues from installations	€ 3.5	€ 6.3	€ 4.4
ASM Pacific Technology Ltd. [Member]
Product Warranty [Line Items]
Majority share holding percentage	51.96%
Minimum [Member]
Product Warranty [Line Items]
Warranty period	1 year
Maximum [Member]
Product Warranty [Line Items]
Warranty period	2 years

List of Significant Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 ASM Pacific Technology Ltd. [Member]	Dec. 31, 2012 Almere, The Netherlands [Member] ASM Europe B.V. [Member]		Dec. 31, 2011 Almere, The Netherlands [Member] ASM Europe B.V. [Member]		Dec. 31, 2012 Almere, The Netherlands [Member] ASM United Kingdom Sales B.V. [Member]		Dec. 31, 2011 Almere, The Netherlands [Member] ASM United Kingdom Sales B.V. [Member]		Dec. 31, 2012 Almere, The Netherlands [Member] ASM Germany Sales B.V. [Member]		Dec. 31, 2011 Almere, The Netherlands [Member] ASM Germany Sales B.V. [Member]		Dec. 31, 2012 Almere, The Netherlands [Member] ASM Pacific Holding B.V. [Member]		Dec. 31, 2011 Almere, The Netherlands [Member] ASM Pacific Holding B.V. [Member]		Dec. 31, 2012 Almere, The Netherlands [Member] ASM IP Holding BV [Member]		Dec. 31, 2011 Almere, The Netherlands [Member] ASM IP Holding BV [Member]		Dec. 31, 2012 Montpellier, France [Member] ASM France S.A.R.L. [Member]	Dec. 31, 2011 Montpellier, France [Member] ASM France S.A.R.L. [Member]	Dec. 31, 2012 Leuven, Belgium [Member] ASM Belgium N.V. [Member]	Dec. 31, 2011 Leuven, Belgium [Member] ASM Belgium N.V. [Member]	Dec. 31, 2012 Agrate, Italy [Member] ASM Italia S.r.l. [Member]	Dec. 31, 2011 Agrate, Italy [Member] ASM Italia S.r.l. [Member]	Dec. 31, 2012 Helsinki, Finland [Member] ASM Microchemistry Oy [Member]	Dec. 31, 2011 Helsinki, Finland [Member] ASM Microchemistry Oy [Member]	Dec. 31, 2012 Dublin, Ireland [Member] ASM Services And Support Ireland Ltd. [Member]	Dec. 31, 2011 Dublin, Ireland [Member] ASM Services And Support Ireland Ltd. [Member]	Dec. 31, 2012 Tel Aviv, Israel [Member] ASM Services And Support Israel Ltd [Member]	Dec. 31, 2011 Tel Aviv, Israel [Member] ASM Services And Support Israel Ltd [Member]	Dec. 31, 2012 Phoenix, Arizona, United States [Member] ASM America, Inc. [Member]	Dec. 31, 2011 Phoenix, Arizona, United States [Member] ASM America, Inc. [Member]	Dec. 31, 2012 Phoenix, Arizona, United States [Member] ASM NuTool, Inc. [Member]	Dec. 31, 2011 Phoenix, Arizona, United States [Member] ASM NuTool, Inc. [Member]	Dec. 31, 2012 Tokyo, Japan [Member] ASM Japan K.K. [Member]	Dec. 31, 2011 Tokyo, Japan [Member] ASM Japan K.K. [Member]	Dec. 31, 2012 Quarry Bay, Hong Kong, People's Republic Of China [Member] ASM Wafer Process Equipment Ltd. [Member]	Dec. 31, 2011 Quarry Bay, Hong Kong, People's Republic Of China [Member] ASM Wafer Process Equipment Ltd. [Member]	Dec. 31, 2012 Shanghai, People's Republic Of China [Member] ASM China Trading Ltd. [Member]	Dec. 31, 2011 Shanghai, People's Republic Of China [Member] ASM China Trading Ltd. [Member]	Dec. 31, 2012 Shanghai, People's Republic Of China [Member] ASM Assembly Systems Management GmbH. [Member]	Dec. 31, 2011 Shanghai, People's Republic Of China [Member] ASM Assembly Systems Management GmbH. [Member]	Dec. 31, 2012 Shanghai, People's Republic Of China [Member] ASM Assembly Systems (China) Ltd [Member]		Dec. 31, 2011 Shanghai, People's Republic Of China [Member] ASM Assembly Systems (China) Ltd [Member]		Dec. 31, 2012 Singapore [Member] ASM Wafer Process Equipment Singapore Pte Ltd. [Member]	Dec. 31, 2011 Singapore [Member] ASM Wafer Process Equipment Singapore Pte Ltd. [Member]	Dec. 31, 2012 Singapore [Member] ASM Front-End Manufacturing Singapore Pte Ltd. [Member]	Dec. 31, 2011 Singapore [Member] ASM Front-End Manufacturing Singapore Pte Ltd. [Member]	Dec. 31, 2012 Singapore [Member] ASM Technology Singapore Pte Ltd. [Member]		Dec. 31, 2011 Singapore [Member] ASM Technology Singapore Pte Ltd. [Member]		Dec. 31, 2012 Singapore [Member] Asm Assembly Systems Pte Ltd [Member]		Dec. 31, 2011 Singapore [Member] Asm Assembly Systems Pte Ltd [Member]		Dec. 31, 2012 Hsin-Chu, Taiwan [Member] ASM Front-End Sales & Services Taiwan Co., Ltd. [Member]	Dec. 31, 2011 Hsin-Chu, Taiwan [Member] ASM Front-End Sales & Services Taiwan Co., Ltd. [Member]	Dec. 31, 2012 Cheonan, South Korea [Member] ASM Genitech Korea Ltd [Member]	Dec. 31, 2011 Cheonan, South Korea [Member] ASM Genitech Korea Ltd [Member]	Dec. 31, 2012 Kuala Lumpur, Malaysia [Member] ASM Services And Support Malaysia SDN. BDH. [Member]	Dec. 31, 2011 Kuala Lumpur, Malaysia [Member] ASM Services And Support Malaysia SDN. BDH. [Member]	Dec. 31, 2012 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Pacific Technology Ltd. [Member]	Dec. 31, 2011 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Pacific Technology Ltd. [Member]	Dec. 31, 2012 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Assembly Automation Ltd. [Member]		Dec. 31, 2011 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Assembly Automation Ltd. [Member]		Dec. 31, 2012 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Assembly Materials Ltd. [Member]		Dec. 31, 2011 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Assembly Materials Ltd. [Member]		Dec. 31, 2012 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Pacific (Hong Kong) Ltd [Member]		Dec. 31, 2011 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Pacific (Hong Kong) Ltd [Member]		Dec. 31, 2012 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Pacific (Holdings) Ltd [Member]	Dec. 31, 2011 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Pacific (Holdings) Ltd [Member]	Dec. 31, 2012 Johor Bahru, Malaysia [Member] ASM Technology (M) Sdn. Bhd. [Member]		Dec. 31, 2011 Johor Bahru, Malaysia [Member] ASM Technology (M) Sdn. Bhd. [Member]		Dec. 31, 2012 Shenzhen, People's Republic Of China [Member] ASM Semiconductor Materials (Shenzhen) [Member]		Dec. 31, 2011 Shenzhen, People's Republic Of China [Member] ASM Semiconductor Materials (Shenzhen) [Member]		Dec. 31, 2012 Shenzhen, People's Republic Of China [Member] Shenzhen ASM Micro Electronic Technology Co. Ltd. [Member]		Dec. 31, 2011 Shenzhen, People's Republic Of China [Member] Shenzhen ASM Micro Electronic Technology Co. Ltd. [Member]		Dec. 31, 2012 Guernsey, Channel Islands [Member] Edgeward Development Ltd. [Member]		Dec. 31, 2011 Guernsey, Channel Islands [Member] Edgeward Development Ltd. [Member]		Dec. 31, 2012 Munich, Germany [Member] ASM Assembly Systems Management GmbH. [Member]		Dec. 31, 2011 Munich, Germany [Member] ASM Assembly Systems Management GmbH. [Member]		Dec. 31, 2012 Munich, Germany [Member] ASM Assembly Systems Management GmbH & C o K G [Member]		Dec. 31, 2011 Munich, Germany [Member] ASM Assembly Systems Management GmbH & C o K G [Member]		Dec. 31, 2012 Vienna, Austria [Member] ASM Assembly Systems Management GmbH & C o K G [Member]		Dec. 31, 2011 Vienna, Austria [Member] ASM Assembly Systems Management GmbH & C o K G [Member]		Dec. 31, 2012 Suwanee, United States [Member] Asm Assembly Systems L L C [Member]		Dec. 31, 2011 Suwanee, United States [Member] Asm Assembly Systems L L C [Member]		Dec. 31, 2012 People’s Republic of China ASM Technology China Ltd [Member]	Dec. 31, 2011 People’s Republic of China ASM Technology China Ltd [Member]	Dec. 31, 2012 People’s Republic of China ASM Technology (Huizhon) Ltd [Member]	Dec. 31, 2011 People’s Republic of China ASM Technology (Huizhon) Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of interest acquired in subsidiary	51.96%	51.96%	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[2]	100.00%	[2]	100.00%	[1]	100.00%	[1]	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	51.96%	52.17%	51.96%	[3]	52.17%	[3]	100.00%	100.00%	100.00%	100.00%	51.96%	[4]	52.17%	[4]	51.96%	[3]	52.17%	[3]	100.00%	100.00%	100.00%	100.00%	100.00%	0.00%	51.96%	52.17%	51.96%	[4]	52.17%	[4]	51.96%	[4]	52.17%	[4]	51.96%	[3]	52.17%	[3]	51.96%	52.17%	51.96%	[4]	52.17%	[4]	51.96%	[4]	52.17%	[4]	51.96%	[4]	52.17%	[4]	51.96%	[4]	52.17%	[4]	51.96%	[3]	52.17%	[3]	51.96%	[3]	52.17%	[3]	51.96%	[3]	52.17%	[3]	51.96%	[3]	52.17%	[3]	51.96%	52.17%	51.96%	52.17%
Subsidiary acquisition date	Jan 7, 2011

[1]	For these subsidiaries ASM International NV has filed statements at the Dutch Chamber of Commerce assuming joint and several liability in accordance with Article 403 of Book 2, Part 9 of the Netherlands Civil Code.
[2]	Established in 2008, ASM Pacific Holding BV is holding 51.96% of the shares in ASM Pacific Technology Ltd.
[3]	100% subsidiaries of ASM Pacific Technology Ltd., Acquired January 7, 2011.
[4]	100% subsidiaries of ASM Pacific Technology Ltd.

Acquisition (Narrative) (Details)	0 Months Ended	12 Months Ended						0 Months Ended		12 Months Ended
	Jan. 07, 2011 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Jan. 07, 2011 ASM AS KG [Member] EUR (€)	Jan. 07, 2011 ASMPT [Member] EUR (€)	Dec. 31, 2011 SEAS [Member] EUR (€)
Business Acquisition [Line Items]
Cash consideration to acquire equity interest	€ 36,500,000
Liability to pay equity as capital injection to increase registered limited partnership interest								20,000,000
Maximum grant of revolving loan facility								20,000,000
Term of revolving credit facility								3 years
Letter of support granted								120,000,000
Term of letter of support granted								6 years
Maximum amount limit to enter into consultancy agreement	100,000
Period for compliance of labor agreements from closing date	3 years
Maximum liability of liquidated damages	20,000,000
Minimum bank guarantee for liquidated damages	20,000,000
Period of bank guarantee	4 years
Cumulative acquisition related costs	5,200,000
Acquisition cost		800,000		700,000		3,600,000			600,000
Gain from a bargain purchase			0		109,279,000		0
Net sales			1,418,067,000		1,634,334,000		1,222,900,000			444,000,000
Result from operations			€ 88,256,000		€ 367,450,000		€ 328,640,000			€ 53,000,000

Acquisition (Summary of Total Purchase Consideration And Identified Assets And Liabilities) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 07, 2011	Jan. 07, 2011 Carrying Value Of Net Assets Acquired (Excluding Acquired Cash) [Member] [Member]	Jan. 07, 2011 Purchase Price Allocation [Member]	Jan. 07, 2011 Fair Value [Member]
Business Acquisition [Line Items]
Inventories					€ 91,812	€ 11,529	€ 103,341
Trade and other receivables					132,418	0	132,418
Current assets					224,230	11,529	235,759
Property, plant and equipment					13,077		13,077
Intangible assets					1,542	3,520	5,062
Other non-current assets					494	0	494
Non-current assets					15,113	3,520	18,633
Total Assets					239,343	15,049	254,392
Trade and other payables					151,624	0	151,624
Short-term debt					6,738	0	6,738
Deferred tax liabilities					16,199	0	16,199
Current liabilities					174,561	0	174,561
Deferred tax liabilities					4,428	0	4,428
Other non-current liabilities					10,699	0	10,699
Non-current liabilities					15,127	0	15,127
Total liabilities					189,688	0	189,688
Identified net assets					49,655	15,049	64,704
Cash acquired	0	43,434	0				81,075
Fair Value of Assets Acquired							145,779
Total consideration				(36,500)			(36,500)
Gain on bargain purchase	€ 0	€ 109,279	€ 0				€ 109,279

Acquisition (Schedule of Estimated Future Amortization Expense Associated With Intangible Assets Acquired) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012
Business Acquisition [Line Items]
2013	€ 5,696
2014	4,046
2015	2,499
SEAS [Member]
Business Acquisition [Line Items]
2013	1,012
2014	1,012
2015	€ 1,012

Acquisition (Schedule of Pro Forma Information) (Details) (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Business Combinations [Abstract]
Net sales	€ 1,571,357	€ 808,042
Net income (loss)	€ 271,240	€ (185,001)
Basic earnings (loss) per share (in euro per share)	€ 2.4	€ (3.27)
Diluted earnings (loss) per share (in euro per share)	€ 2.33	€ (3.27)

Cash And Cash Equivalents (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 290,475	€ 390,250	€ 340,294	€ 293,902
ASM International N.V. [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	290,475	390,250	340,294
ASM Pacific Technology Ltd. [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 145,414

Pledged Bank Deposit (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments Pledged as Collateral [Abstract]
Amount pledged for the purpose of securing the bank guarantee	€ 20,000	€ 20,000
Pledged bank deposit, release date	January 7, 2015
Pledged bank deposit, interest rate	0.10%	0.95%

Accounts Receivable (Schedule of Carrying Amount Of Accounts Receivable) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Net, Current [Abstract]
Current	€ 223,546	€ 264,224
Overdue less than 30 days	38,666	31,529
Overdue 31 – 60 days	13,537	12,126
Overdue 61 – 120 days	13,954	13,579
Overdue greater than 120 days	15,137	9,433
Total	304,840	330,891
Notes receivable	€ 42,588

Accounts Receivable (Schedule of Changes In Allowance For Doubtful Accounts Receivable) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	€ (7,601)	€ (9,304)	€ (8,968)
Charged to selling, general and administrative expenses	(2,825)	(356)	(461)
Utilization	1,841	2,109	648
Foreign currency translation effect	34	(50)	(523)
Ending balance	€ (8,551)	€ (7,601)	€ (9,304)

Inventories (Schedule Of Inventories) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory Disclosure [Abstract]
Components and raw materials	€ 180,575	€ 189,174
Work in process	196,313	175,564
Finished goods	91,799	70,918
Total inventories, gross	468,687	435,656
Allowance for obsolescence	(65,287)	(58,989)	(41,301)	(46,939)
Total inventories, net	€ 403,400	€ 376,667

Inventories (Schedule Of Changes In Allowance For Obsolescence) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Allowance for Obsolesence, Inventories [Roll Forward]
Beginning Balance	€ (58,989)	€ (41,301)	€ (46,939)
Charged to cost of sales	(10,858)	(28,122)	(3,248)
Utilization	3,569	12,526	14,628
Foreign currency translation effect	991	(2,092)	(5,742)
Ending Balance	€ (65,287)	€ (58,989)	€ (41,301)

Other Intangible Assets (Schedule of Change In The Amount of Intangible Assets) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
At cost:
Beginning balance	€ 30,254	€ 17,625
Additions	4,630	7,099
Acquisitions		4,826
Disposals	(10)	(151)
Foreign currency translation effect	(135)	855
Ending balance	34,739	30,254
Accumulated amortization:
Beginning balance	15,478	10,820
Amortization for the year	5,418	4,471
Disposals	10	151
Foreign currency translation effect	(62)	338
Ending balance	20,824	15,478
Other intangible assets, net:	13,915	14,776
Software [Member]
At cost:
Beginning balance	18,042	14,433
Additions	2,447	3,417
Acquisitions		44
Disposals	(10)	(104)
Foreign currency translation effect	(133)	252
Ending balance	20,346	18,042
Accumulated amortization:
Beginning balance	10,785	7,809
Amortization for the year	2,784	2,901
Disposals	10	104
Foreign currency translation effect	(113)	179
Ending balance	13,446	10,785
Other intangible assets, net:	6,900	7,257
Purchased Technology And Other Intangible Assets [Member]
At cost:
Beginning balance	12,212	3,192
Additions	2,183	3,682
Acquisitions		4,782
Disposals	0	(47)
Foreign currency translation effect	(2)	603
Ending balance	14,393	12,212
Accumulated amortization:
Beginning balance	4,693	3,011
Amortization for the year	2,634	1,570
Disposals	0	47
Foreign currency translation effect	51	159
Ending balance	7,378	4,693
Other intangible assets, net:	€ 7,015	€ 7,519
Minimum [Member]
Accumulated amortization:
Amortization period of other intangible assets	3 years
Maximum [Member]
Accumulated amortization:
Amortization period of other intangible assets	7 years

Other Intangible Assets (Schedule of Estimated Amortization Expenses) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2013	€ 5,696
2014	4,046
2015	2,499
2015	1,182
2016	492
Total	€ 13,915

Goodwill (Schedule of Changes In the Carrying Amount of Goodwill) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Goodwill, Beginning balance	€ 52,131	€ 50,815
Foreign currency translation effect	(243)	1,316
Goodwill, Ending balance	51,888	52,131
Front-End Segment [Member]
Goodwill [Roll Forward]
Goodwill, Beginning balance	11,193	11,193
Foreign currency translation effect	456	0
Goodwill, Ending balance	11,649	11,193
Back-End Segment [Member]
Goodwill [Roll Forward]
Goodwill, Beginning balance	40,938	39,622
Foreign currency translation effect	(699)	1,316
Goodwill, Ending balance	€ 40,239	€ 40,938

Goodwill (Schedule of Allocation of the Carrying Amount of Goodwill) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Total	€ 51,888	€ 52,131	€ 50,815
Front-End Segment [Member]
Goodwill [Line Items]
Goodwill, Total	11,649	11,193	11,193
Front-End Segment [Member] | ASM Microchemistry Oy [Member]
Goodwill [Line Items]
Goodwill, Total	3,560	3,560
Front-End Segment [Member] | ASM Genitech Korea Ltd [Member]
Goodwill [Line Items]
Goodwill, Total	8,089	7,633
Back-End Segment [Member]
Goodwill [Line Items]
Goodwill, Total	40,239	40,938	39,622
Back-End Segment [Member] | ASM Pacific Technology Ltd. [Member]
Goodwill [Line Items]
Goodwill, Total	€ 40,239	€ 40,938

Goodwill (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Discount rate of pre-tax weighted average cost of capital	22.70%	20.50%
Maximum term of cash flow calculations	5 years
Percentage of perpetuity growth rates used	1.00%
Enabling technology products rate used	3.00%

Property, Plant And Equipment (Schedule of Changes in the Amount of Property, Plant And Equipment) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
At cost:
Beginning balance	€ 622,824	€ 541,320
Capital expenditures	68,162	89,219
Acquisition		11,525
Impairment	0	(8,038)	0
Retirements and sales	(10,531)	(40,053)
Reclassification	(320)	0
Foreign currency translation effect	(16,626)	28,851
Ending balance	663,509	622,824	541,320
Accumulated depreciation:
Beginning balance	362,644	343,383
Depreciation for the year	47,702	39,985
Retirements and sales	(9,639)	(36,230)
Reclassification	(320)
Foreign currency translation effect	(12,314)	15,506
Ending balance	388,073	362,644	343,383
Long-lived assets	275,436	260,180	197,937
Land, Buildings And Leasehold Improvements [Member]
At cost:
Beginning balance	167,874	131,431
Capital expenditures	23,355	38,993
Acquisition		276
Impairment		(1,416)
Retirements and sales	(278)	(9,361)
Reclassification	428	(235)
Foreign currency translation effect	(3,499)	8,186
Ending balance	187,880	167,874
Accumulated depreciation:
Beginning balance	77,096	74,216
Depreciation for the year	12,420	9,170
Retirements and sales	(81)	(9,310)
Reclassification	3
Foreign currency translation effect	(2,061)	3,020
Ending balance	87,377	77,096
Long-lived assets	100,503	90,778
Machinery, Equipment, Furniture And Fixtures [Member]
At cost:
Beginning balance	454,950	409,889
Capital expenditures	44,807	50,226
Acquisition		11,249
Impairment		(6,622)
Retirements and sales	(10,253)	(30,692)
Reclassification	(748)	235
Foreign currency translation effect	(13,127)	20,665
Ending balance	475,629	454,950
Accumulated depreciation:
Beginning balance	285,548	269,167
Depreciation for the year	35,282	30,815
Retirements and sales	(9,558)	(26,920)
Reclassification	(323)
Foreign currency translation effect	(10,253)	12,486
Ending balance	300,696	285,548
Long-lived assets	€ 174,933	€ 169,402

Property, Plant And Equipment (Schedule of Useful Lives of Property, Plant And Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Useful life	5 years
Minimum [Member] | Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Minimum [Member] | Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Minimum [Member] | Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Maximum [Member] | Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life	25 years
Maximum [Member] | Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Maximum [Member] | Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years

Property, Plant And Equipment (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Impairment	€ 0	€ 8,038	€ 0

Assets Held For Sale (Schedule Of Changes In The Carrying Value Of Assets Held For Sale) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assets Held For Sale [Roll Forward]
Beginning balance	€ 6,862	€ 6,347
Foreign currency translation effect	(864)	515
Ending balance	5,998	6,862
Japan [Member]
Assets Held For Sale [Roll Forward]
Beginning balance	6,585	6,070
Foreign currency translation effect	(864)	515
Ending balance	5,721	6,585
The Netherlands [Member]
Assets Held For Sale [Roll Forward]
Beginning balance	277	277
Foreign currency translation effect	0	0
Ending balance	€ 277	€ 277

Assets Held For Sale (Narrative) (Details) (EUR €)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	€ 5,998,000	€ 6,862,000	€ 6,347,000
Japan Building [Member]
Long Lived Assets Held-for-sale [Line Items]
Carrying value		4,800,000
Japan Land [Member]
Long Lived Assets Held-for-sale [Line Items]
Carrying value		900,000
The Netherlands [Member]
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	277,000	277,000	277,000
Carrying value				€ 300,000

Evaluation Tools At Customers (Schedule Of Changes In The Amount Of Evaluation Tools) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Evaluation Tools at Customers [Roll Forward]
Beginning Balance	€ 13,987	€ 6,644	$ 16,922	$ 13,987
Evaluation tools shipped	11,120	14,901
Depreciation	(3,798)	(2,518)
Evaluation tools sold	(3,277)	(7,830)
Transfer from inventories		1,913
Foreign currency translation effect	(1,110)	877
Ending Balance	€ 16,922	€ 13,987	$ 16,922	$ 13,987
Useful lives	5 years

Investments (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment	€ 278	€ 1,044
Percentage of interest acquired in subsidiary	51.96%
Levitech B.V. [Member]
Percentage of interest acquired in subsidiary	20.00%

Investments (Schedule of Changes in Investment) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Changes in Investment [Roll Forward]
Beginning balance	€ 1,044
Share of result	(766)
Ending balance	€ 278

Notes Payable to Banks (Schedule of Information on Notes Payable) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Japanese Yen [Member] JPY (¥)	Dec. 31, 2011 Japanese Yen [Member] JPY (¥)	Dec. 31, 2012 Hong Kong Dollar [Member] HKD	Dec. 31, 2011 Hong Kong Dollar [Member] HKD	Dec. 31, 2012 Japan [Member] EUR (€)	Dec. 31, 2011 Japan [Member] EUR (€)	Dec. 31, 2012 ASMPT [Member] EUR (€)	Dec. 31, 2011 ASMPT [Member] EUR (€)
Short-term Debt [Line Items]
Short-term debt outstanding	€ 61,675	€ 40,680	¥ 0	¥ 775,000	630,686	331,144	€ 0	€ 7,734	€ 61,675	€ 32,946

Notes Payable to Banks (Narrative) (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Weighted average interest rate of outstanding notes payable	1.64%	1.83%
Short-term lines of credit, amount	€ 337,567,000
Short-term debt outstanding	61,675,000	40,680,000
Undrawn portion of lines of credit	275,893,000
Undrawn portion includes revolving credit facility	150,000,000
Lines of credit facility available through date	July 31, 2015
Minimum level of long-term committed capital	320,000,000
Long-term committed capital	742,000,000
Net debt/equity ratio, maximum	2
Net cash	145,000,000
Total equity	741,876,000	659,796,000
ASMPT [Member]
Short-term Debt [Line Items]
Short-term debt outstanding	61,675,000	32,946,000
Undrawn portion of amount restricted to be used only in operations	€ 125,893,000

Provision for Warranty (Schedule of Product Warranty Liability) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	€ 49,512	€ 8,273
Charged to cost of sales	26,527	29,809
Acquisitions	33,733
Deductions	(31,948)	(24,822)
Foreign currency translation effect	(170)	2,519
Ending balance	43,921	49,512
Non-current portion	(5,298)	(6,828)
Current portion	€ 38,623	€ 42,684
Minimum [Member]
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty period	1 year
Maximum [Member]
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty period	2 years

Accrued Expenses and Other (Schedule of Accrued Expenses and Other) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Advance payments from customers	€ 29,350	€ 29,621
Accrual for onerous contracts	125	446
Deferred revenue	5,938	6,340
Accrual for salaries, wages and related taxes and expenses	56,246	60,039
Interest payable	307	1,881
Payables arising from acquisition of property, plant and equipment	14,027	20,509
Other	26,067	34,055
Total accrued expenses and other	€ 132,060	€ 152,891

Long-term Debt (Schedule Of Long-Term Debt) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	€ 18,948	€ 19,651
Current portion	(6,316)	(4,332)
Non-current portion	12,632	15,319
1.2-2.0%, Due 2012 - 2014 [Member] | Japan [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Long-term debt	0	17,764
2.5% [Member] | ASMPT [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Long-term debt	18,948	0
Debt instrument, interest rate	2.50%
2.1-2.2%, Due 2012 [Member] | Japan [Member] | Mortgage Loans [Member]
Debt Instrument [Line Items]
Long-term debt	0	1,746
1.8%, Due 2012 [Member] | Japan [Member] | Capital Lease Commitments [Member]
Debt Instrument [Line Items]
Long-term debt	€ 0	€ 141
Debt instrument, interest rate	1.80%
Maximum [Member] | 1.2-2.0%, Due 2012 - 2014 [Member] | Japan [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	2.00%
Maximum [Member] | 2.1-2.2%, Due 2012 [Member] | Japan [Member] | Mortgage Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	2.20%
Minimum [Member] | 1.2-2.0%, Due 2012 - 2014 [Member] | Japan [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	1.20%
Minimum [Member] | 2.1-2.2%, Due 2012 [Member] | Japan [Member] | Mortgage Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	2.10%

Long-term Debt (Schedule of Long-term Debt, Including Current Portion, in Local Currencies) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Japanese Yen [Member] JPY (¥)	Dec. 31, 2011 Japanese Yen [Member] JPY (¥)
Debt Instrument [Line Items]
Long-term debt	$ 25,000	$ 0	¥ 0	¥ 1,969,097

Long-Term Debt (Schedule of Annual Principal Repayments for Subsequent Years) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Unclassified [Abstract]
2013	€ 6,316
2014	6,316
2015	6,316
Long-term debt	€ 18,948	€ 19,651

Convertible Subordinated Debt (Narrative) (Details)	12 Months Ended			1 Months Ended	12 Months Ended										1 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2004 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2011 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2010 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2009 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2009 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2008 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2007 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2007 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2012 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2012 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2011 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Nov. 30, 2009 6.50% Convertible Unsecured Notes, Due 2014 [Member] USD ($)	Nov. 30, 2009 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Dec. 31, 2012 6.50% Convertible Unsecured Notes, Due 2014 [Member] USD ($)	Dec. 31, 2012 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Nov. 27, 2012 6.50% Convertible Unsecured Notes, Due 2014 [Member]	Oct. 08, 2012 6.50% Convertible Unsecured Notes, Due 2014 [Member]	Dec. 31, 2011 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Dec. 31, 2012 Common Shares [Member]	Dec. 31, 2011 Common Shares [Member]	Dec. 31, 2010 Common Shares [Member]	Dec. 31, 2008 Treasury Shares Previously Purchased [Member] 4.25% Convertible Subordinated Notes, Due December 2011 [Member]	Dec. 31, 2008 Newly Issued Common Shares [Member] 4.25% Convertible Subordinated Notes, Due December 2011 [Member]
Debt Conversion [Line Items]
Accretion interest expense	€ 4,469,000	€ 4,401,000
Convertible subordinated notes				150,000,000	0					150,000,000		0	0	0	150,000,000		0	0			150,000,000
Convertible subordinated notes, interest rate				4.25%											6.50%	6.50%				6.50%
Convertible subordinated notes, conversion rate				48.0307											58.5851	58.5851
Convertible subordinated notes, conversion rate, base amount				1,000												1,000
Conversion price, per share				$ 20.82												€ 17.09
Convertible, conversion price adjusted																		€ 16.53			€ 16.85
Percentage of redemption price equal to principal amount					100.00%					100.00%	100.00%				100.00%	100.00%
Percentage of common shares that exceeds conversion price										130.00%	130.00%				130.00%	130.00%
Term of common shares exceeds coversion price threshold of 30 consecutive trading days										20 days	20 days								20 days
Amount of convertible subordinated notes, repurchased at nominal value						56,500,000	26,300,000			14,600,000
Convertible subordinated notes, repurchased on market value						74,600,000	33,700,000			19,400,000
Subordinated notes converted into shares					4,400,000	7,000			7,700,000
Subordinated debt converted into number of shares (in shares)	9,074,396,000	2,151,020,000	878,491,000		337				372,426								9,074,396	9,074,396				9,074,396	2,151,020	878,491	102,509	269,917
Loss resulting from early extinguishment of debt	€ 2,209,000	€ 824,000	€ 3,609,000			$ (3,609)		€ (1,548,000)			€ 3,740,000
Conversion price adjusted for cash dividend										$ 20.71
Convertible subordinated notes, newly issued common shares (in shares)	9,074,396,000	2,151,020,000	878,491,000		337				372,426								9,074,396	9,074,396				9,074,396	2,151,020	878,491	102,509	269,917

Convertible Subordinated Debt (Schedule Of Changes In Outstanding Amounts Of Convertible Subordinated Debt) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Convertible Subordinated Debt [Roll Forward]
Ending Balance	€ 0	€ 135,078
4.25% Convertible Subordinated Notes, Due December 2011 [Member]
Debt Conversion [Line Items]
Liability at redemption value at date of issuance	111,682
Conversion component at date of issuance	(18,329)
Liability component at date of issuance	93,353
Convertible Subordinated Debt [Roll Forward]
Beginning Balance	0	32,438
Conversion of notes	0	(32,536)
Accrual of interest	0	126
Foreign currency translation effect		(29)
Ending Balance	0	0
6.50% Convertible Unsecured Notes, Due 2014 [Member]
Debt Conversion [Line Items]
Liability at redemption value at date of issuance	150,000
Conversion component at date of issuance	(23,601)
Liability component at date of issuance	126,399
Convertible Subordinated Debt [Roll Forward]
Beginning Balance	135,078	130,804
Conversion of notes	(139,407)	0
Accrual of interest	4,329	4,274
Foreign currency translation effect		0
Ending Balance	€ 0	€ 135,078

Convertible Subordinated Debt (Schedule Of Convertible Subordinated Debt Nominal Value) (Details)	Dec. 31, 2012 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2012 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2011 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2011 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2007 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2004 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2012 6.50% Convertible Unsecured Notes, Due 2014 [Member] USD ($)	Dec. 31, 2012 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Dec. 31, 2011 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Nov. 30, 2009 6.50% Convertible Unsecured Notes, Due 2014 [Member] USD ($)
Debt Conversion [Line Items]
Convertible subordinated notes	$ 0	€ 0	$ 0	€ 0	$ 150,000,000	$ 150,000,000	$ 0	€ 0	€ 150,000,000	$ 150,000,000

Shareholders' Equity (Narrative) (Details)	0 Months Ended	12 Months Ended					1 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	May 14, 2008 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2009 EUR (€)	May 15, 2012 M	Dec. 31, 2012 Financing Preferred Shares [Member] EUR (€)	Sep. 30, 2010 Lehman Brothers [Member] USD ($)	Sep. 15, 2008 Lehman Brothers [Member]	Dec. 31, 2012 Lehman Brothers [Member]	May 15, 2013 Subsequent Event [Member]
Schedule of Capitalization [Line Items]
Common shares, authorized (in shares)		110,000,000	110,000,000
Common shares, par value (in euro per share)		€ 0.04	€ 0.04
Preferred shares, authorized (in shares)		118,000	118,000			8,000
Preferred shares, par value (in euro per share)		€ 40	€ 40			€ 40
Common shares, outstanding (in shares)		63,095,986	55,377,020
Preferred shares, outstanding		0				0
Voting rights per share		one vote per €0.04 par value
Preferred dividend paid-up amount				€ 5
Preferred shares, issued (in shares)	21,985	0	0
Amount paid-up for issuance of preferred stock	220,000
Amount paid-up for issuance of preferred stock, percent	25.00%
Shares purchased and held which were accounted for as treasury shares								2,552,071
Shortfall in the number of shares held (in shares)							479,279		246,983
Segregated collateral cash account							6,759
Impact on basic earnings per share		€ 0.001
Impact on diluted earnings per share		€ 0.001
Gain on dilution of investments in subsidiaries		€ 7,284	€ 5,266
Number of months to repurchase shares					18
Maximum percentage of share's average closing price					110.00%
Shares bought back under the authorization (in shares)										1,500,000
Purchased and held shares accounted as treasury shares (in shares)		0
Maximum percentage of common shares issued which the company can hold in treasury		10.00%

Shareholders' Equity (Schedule Of Changes In The Amount Of Accumulated Other Comprehensive Loss) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes In The Amount Of Accumulated Other Comprehensive Loss [Roll Forward]
Beginning Balance	€ (20,151)	€ (34,239)
Foreign currency translation effect on translation of foreign operations	(6,994)	13,357
Increase in fair value of derivative instruments, net of tax	0	(13)	136
Actuarial loss	(1,797)	744
Total change in accumulated other comprehensive loss	(8,791)	14,088
Ending Balance	(28,942)	(20,151)	(34,239)
Foreign Currency Translation Effects [Member]
Changes In The Amount Of Accumulated Other Comprehensive Loss [Roll Forward]
Beginning Balance	(20,330)	(33,687)
Foreign currency translation effect on translation of foreign operations	(6,994)	13,357
Increase in fair value of derivative instruments, net of tax		0
Actuarial loss	0	0
Total change in accumulated other comprehensive loss	(6,994)	13,357
Ending Balance	(27,324)	(20,330)
Unrealized Gains (Losses) On Derivative Instruments, Net Of Tax [Member]
Changes In The Amount Of Accumulated Other Comprehensive Loss [Roll Forward]
Beginning Balance	0	13
Foreign currency translation effect on translation of foreign operations	0	0
Increase in fair value of derivative instruments, net of tax		(13)
Actuarial loss	0	0
Total change in accumulated other comprehensive loss	0	(13)
Ending Balance	0	0
Unrecognized Pension Obligations Net Of Tax [Member]
Changes In The Amount Of Accumulated Other Comprehensive Loss [Roll Forward]
Beginning Balance	179	(565)
Foreign currency translation effect on translation of foreign operations	0	0
Increase in fair value of derivative instruments, net of tax		0
Actuarial loss	(1,797)	744
Total change in accumulated other comprehensive loss	(1,797)	744
Ending Balance	€ (1,618)	€ 179

Employee Benefits (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended								12 Months Ended						0 Months Ended	12 Months Ended				12 Months Ended
	Apr. 24, 2009	Dec. 31, 2012 EUR (€) company member	Dec. 31, 2012 HKD	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 1989	Dec. 31, 2012 ASM International N.V. [Member] member	Dec. 31, 2012 ASM Pacific Technology Ltd. [Member]	Dec. 31, 2012 Front-End [Member] EUR (€)	Dec. 31, 2011 Front-End [Member] EUR (€)	Dec. 31, 2012 Back-End [Member] USD ($)	Dec. 31, 2011 Back-End [Member] USD ($)	Dec. 31, 2012 Employee Stock Option Plan [Member]	Dec. 31, 2011 Employee Stock Option Plan [Member]	Apr. 24, 2009 Employee Share Incentive Scheme ASMPT [Member]	Dec. 31, 2012 Employee Share Incentive Scheme ASMPT [Member] EUR (€)	Dec. 31, 2011 Employee Share Incentive Scheme ASMPT [Member] EUR (€)	Dec. 31, 2010 Employee Share Incentive Scheme ASMPT [Member] EUR (€)	Dec. 31, 2012 Employee Share Incentive Scheme ASMPT [Member] HKD	Dec. 31, 2012 MPF Scheme [Member]	Dec. 31, 2012 New Share Issues [Member]	Dec. 31, 2011 New Share Issues [Member]	Dec. 31, 2010 New Share Issues [Member]	Dec. 31, 2012 Minimum [Member] ORSO Scheme [Member]	Dec. 31, 2012 Maximum [Member] ORSO Scheme [Member]	Dec. 31, 2011 Employees And Existing Management Board Members [Member] Employee Share Incentive Scheme ASMPT [Member]	Dec. 31, 2010 Employees And Existing Management Board Members [Member] Employee Share Incentive Scheme ASMPT [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of contributing members covered by multiemployer union plan		150,000	150,000					179
Number of companies covered by multiemployer union plan		1,220	1,220
Maximum percentage of total contribution by entity to multiemployer union plan		5.00%	5.00%
Percentage of minimum coverage ratio		104.25%	104.25%
Percentage of coverage ratio of the multiemployer union plan		93.90%	93.90%	90.00%
Pension premium percentage		24.00%	24.00%
Pension premium for next fiscal year		24.00%	24.00%
Actual return on plan assets										€ 196	€ (116)	$ 3,834	$ 973
Percentage of contributions of basic salary of employee																					5.00%				5.00%	12.50%
Level of payroll costs per employee			25,000
Liabilities for severance payments in Italy and Austria		353		317
Expected contribution to defined benefit plan		4,525
Options vesting period		3 years	3 years											3 years
Options exercise period														4 years
Options issued to repurchase shares (in shares)		1,950,300	1,950,300					100,000,000						1,396,005
Percentage of shares outstanding during Stock Option Plan														2.20%
Total stock options issued under Employee Stock Option Plan														2,325,088	1,835,067
Weighted average fair values of employee stock options granted (in euro per share)		€ 12.27		€ 10.43	$ 17.02	€ 13.94
Options exercisable, contractual life		7 years	7 years
Total intrinsic value of options exercised		2,220		4,307		2,322
Shares sold upon exercise of options by employees (in shares)		328,000	328,000					0														144,970	296,490	308,250
Aggregate intrinsic value of all options outstanding		14,160
Aggregate intrinsic value of all options exercisable		5,681
Compensation expenses under stock option plans		€ 3,242		€ 1,872		€ 2,526											€ 19,823	€ 11,580	€ 11,375
Maximum percentage of total issued shares to directors and employees							5.00%
Extended period for scheme																10 years
Maximum percentage of limited shares on issued ordinary share capital	7.50%
Maximum percentage of issued share capital subscribed or purchased for extended period																	3.50%
Common shares of ASMPT were issued (in shares)		63,095,986	63,095,986	55,377,020																1,607,400							1,518,100	1,726,900
Cash at par value (in euro per share)		€ 0.04		€ 0.04																0.1
Forfeited in period		14,900	14,900
Percentage dilution of ownership interest																	0.21%	0.19%	0.23%
Diluted ASMI's ownership in ASMPT									51.96%

Employee Benefits (Schedule Of The Funded Status Of The Plan) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Front-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined benefit obligations	€ (8,357)	€ (9,485)	€ (8,805)
Fair value of plan assets	4,794	4,090	3,189
Funded status/(deficit)	(3,563)	(5,395)
Back-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined benefit obligations	(33,987)	(22,303)	0
Fair value of plan assets	27,035	21,364	0
Funded status/(deficit)	(6,952)	(939)
Other Post-Employment Benefit Plans ASMPT [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined benefit obligations	€ (1,634)	€ (1,414)	€ (1,470)

Employee Benefits (Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Current service cost	€ 1,736	€ 1,565
Interest on obligation	1,164	962
Past service costs	104	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Expected return on plan assets	853	673
Front-End [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balance January 1	9,485	8,805
Current service cost	731	664	629
Interest on obligation	121	107	139
Actuarial losses (gains)	(436)	(53)
Benefits paid	(423)	(176)
Curtailment and settlement	0	(630)
Foreign currency translation effect	(1,121)	768
Balance December 31	8,357	9,485	8,805
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Balance January 1	4,090	3,189
Expected return on plan assets	144	103	77
Actuarial (losses) gains	52	(219)
Company contribution	1,544	852
Foreign currency translation effect	(613)	341
Balance December 31	4,794	4,090	3,189
Back-End [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balance January 1	22,303	0
Obligation assumed in the acquisition of SEAS	0	22,305
Current service cost	1,691	1,502
Interest on obligation	1,095	898
Past service costs	104	0
Actuarial losses (gains)	8,532	(2,662)
Benefits paid	(55)	(26)
Transfers	85	(65)
Contribution participants	222	89
Foreign currency translation effect	10	262
Balance December 31	33,987	22,303
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Balance January 1	21,364	0
Fair value of plan assets at completion date of acquisition of SEAS	0	22,199
Expected return on plan assets	853	673
Actuarial (losses) gains	2,981	(1,646)
Company contribution	1,615	0
Foreign currency translation effect	0	49
Balance December 31	27,035	21,364
Other Post-Employment Benefit Plans ASMPT [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balance January 1	1,414	1,470
Current service cost	45	63
Interest on obligation	69	65
Past service costs	0	0
Actuarial losses (gains)	372	(174)
Benefits paid	(181)	(18)
Transfers	(85)	0
Foreign currency translation effect	0	8
Balance December 31	1,634	1,414
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Expected return on plan assets	€ 0	€ 0

Employee Benefits (Schedule Of Net Periodic Benefit Cost) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Current service cost	€ 1,736	€ 1,565
Interest on obligation	1,164	962
Past service cost	(104)	0
Expected return on plan assets	(853)	(673)
Net periodic pension benefit cost	2,151	1,854
Front-End [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	731	664	629
Interest on obligation	121	107	139
Expected return on plan assets	(144)	(103)	(77)
Amortization deferred actuarial loss	46	6	1
Amortization of past service cost	(55)	(12)	0
Net periodic pension benefit cost	699	662	692
Other Post-Employment Benefit Plans ASMPT [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	45	63
Interest on obligation	69	65
Past service cost	0	0
Expected return on plan assets	0	0
Net periodic pension benefit cost	114	128
Principal Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	1,691	1,502
Interest on obligation	1,095	897
Past service cost	(104)	0
Expected return on plan assets	(853)	(673)
Net periodic pension benefit cost	€ 2,037	€ 1,726

Employee Benefits (Schedule Of Actuarial Present Value Of Benefit Obligations And Net Periodic Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Front-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate for obligations	1.55%	1.25%	1.25%
Expected return on plan assets	3.00%	3.00%	3.00%
Expected rate of compensation increase	2.93%	2.93%	2.93%
Back-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate for obligations	3.50%	5.25%
Expected return on plan assets	3.50%	4.00%
Expected rate of compensation increase	2.25%	2.26%

Employee Benefits (Allocation Of Plan Assets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 Front-End [Member] USD ($)	Dec. 31, 2011 Front-End [Member] USD ($)	Dec. 31, 2012 Front-End [Member] Equity [Member] USD ($)	Dec. 31, 2011 Front-End [Member] Equity [Member] USD ($)	Dec. 31, 2012 Front-End [Member] Bonds [Member] USD ($)	Dec. 31, 2011 Front-End [Member] Bonds [Member] USD ($)	Dec. 31, 2012 Front-End [Member] Loans [Member] USD ($)	Dec. 31, 2011 Front-End [Member] Loans [Member] USD ($)	Dec. 31, 2012 Front-End [Member] Real Estate [Member] USD ($)	Dec. 31, 2011 Front-End [Member] Real Estate [Member] USD ($)	Dec. 31, 2012 Front-End [Member] Other [Member] USD ($)	Dec. 31, 2011 Front-End [Member] Other [Member] USD ($)	Dec. 31, 2012 Back-End [Member] EUR (€)	Dec. 31, 2011 Back-End [Member] EUR (€)	Dec. 31, 2012 Back-End [Member] Equity [Member] EUR (€)	Dec. 31, 2011 Back-End [Member] Equity [Member] EUR (€)	Dec. 31, 2012 Back-End [Member] Fixed Income And Corporate Bonds [Member] EUR (€)	Dec. 31, 2011 Back-End [Member] Fixed Income And Corporate Bonds [Member] EUR (€)	Dec. 31, 2012 Back-End [Member] Cash And Other Assets [Member] EUR (€)	Dec. 31, 2011 Back-End [Member] Cash And Other Assets [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	$ 4,794	$ 4,090	$ 1,087	$ 940	$ 2,957	$ 2,488	$ 463	$ 368	$ 72	$ 66	$ 215	$ 228	€ 27,035	€ 21,364	€ 5,677	€ 3,418	€ 20,817	€ 17,519	€ 541	€ 427
Total allocation of plan assets, percentage	100.00%	100.00%	23.00%	23.00%	62.00%	61.00%	10.00%	9.00%	2.00%	2.00%	4.00%	6.00%	100.00%	100.00%	21.00%	16.00%	77.00%	82.00%	2.00%	2.00%

Employee Benefits (Schedule Of Expected To Pay Benefits For Subsequent Years) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
2013	€ 418
2014	397
2015	534
2016	752
2017	851
Aggregate for the years 2018-2022	7,754
Total	10,706
Front-End [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	250
2014	254
2015	307
2016	431
2017	451
Aggregate for the years 2018-2022	3,495
Total	5,188
Back-End [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	168
2014	143
2015	227
2016	321
2017	400
Aggregate for the years 2018-2022	4,259
Total	€ 5,518

Employee Benefits (Schedule Of Retirement Plan Costs) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	€ 2,151	€ 1,854
Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans	16,952	15,990	10,423
Multi-employer plans	1,420	1,111	1,207
Defined benefit plans	2,779	1,844	673
Total retirement plan costs	€ 21,151	€ 18,945	€ 12,303

Employee Benefits (Schedule Of Changes In Options Outstanding) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 US Dollar [Member] USD ($)	Dec. 31, 2011 US Dollar [Member] USD ($)	Dec. 31, 2010 US Dollar [Member] USD ($)	Dec. 31, 2012 Eurodollar [Member] EUR (€)	Dec. 31, 2011 Eurodollar [Member] EUR (€)	Dec. 31, 2010 Eurodollar [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options outstanding, beginning balance (in shares)		515,110	686,060	822,900	1,319,957	759,463	927,258
Number of options granted (in shares)	1,950,300		0	42,000	708,891	687,114	64,500
Options forfeited, Number of options (in shares)		(29,400)	(1,080)	(35,700)	(44,500)	0	(67,185)
Options exercised, Number of options (in shares)	(328,000)	(85,310)	(169,870)	(143,140)	(59,660)	(126,620)	(165,110)
Number of options outstanding, ending balance (in shares)		400,400	515,110	686,060	1,924,688	1,319,957	759,463
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Beginning balance, Weighted average exercise price (in euro/dollar per share)		$ 20.83	$ 20.4	$ 19	€ 19.08	€ 15.74	€ 14.89
Options granted, Weighted average exercise price (in euro/dollar per share)			$ 0	$ 35.01	€ 27.04	€ 22.33	€ 22.53
Options forfeited, Weighted average exercise price (in euro/dollar per share)		$ 20.63	$ 16.65	$ 19.73	€ 15.49	€ 0	€ 16.97
Options exercised, Weighted average exercise price (in euro/dollar per share)		$ 20.42	$ 19.1	$ 16.83	€ 15.08	€ 14.82	€ 13.12
Ending balance, Weighted average exercise price (in euro/dollar per share)		$ 20.94	$ 20.83	$ 20.4	€ 22.22	€ 19.08	€ 15.74

Employee Benefits (Schedule Of Options Outstanding And Options Exercisable Classified By Range Of Exercise Prices) (Details)	12 Months Ended									12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 US Dollar [Member] USD ($)	Dec. 31, 2011 US Dollar [Member] USD ($)	Dec. 31, 2010 US Dollar [Member] USD ($)	Dec. 31, 2009 US Dollar [Member] USD ($)	Dec. 31, 2012 Eurodollar [Member] EUR (€)	Dec. 31, 2011 Eurodollar [Member] EUR (€)	Dec. 31, 2010 Eurodollar [Member] EUR (€)	Dec. 31, 2009 Eurodollar [Member] EUR (€)	Dec. 31, 2012 1.00-10.00 [Member] US Dollar [Member] USD ($)	Dec. 31, 2012 1.00-10.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2012 10.00-15.00 [Member] US Dollar [Member] USD ($)	Dec. 31, 2012 10.00-15.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2012 15.00-20.00 [Member] US Dollar [Member] USD ($)	Dec. 31, 2012 15.00-20.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2012 20.00-25.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2012 20.00-30.00 [Member] US Dollar [Member] USD ($)	Dec. 31, 2012 20.00-30.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2012 30.00-40.00 [Member] US Dollar [Member] USD ($)	Dec. 31, 2012 30.00-40.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2012 1.00-40.00 [Member] US Dollar [Member] USD ($)	Dec. 31, 2012 1.00-30.00 [Member] Eurodollar [Member] EUR (€)
Defined Benefit Plan Disclosure [Line Items]
Range of exercise prices, Lower range (in dollar/euro per share)										$ 1	€ 1	$ 10	€ 10	$ 15	€ 15	€ 20	$ 20		$ 30	€ 20	$ 1	€ 1
Range of exercise prices, Upper range (in dollar/euro per share)										$ 10	€ 10	$ 15	€ 15	$ 20	€ 20	€ 25	$ 30		$ 40	€ 30	$ 40	€ 30
Options outstanding (in shares)		400,400	515,110	686,060	822,900	1,924,688	1,319,957	759,463	927,258	50,000	11,200	66,500	130,500	30,900	378,983	655,614	211,000	748,391	42,000		400,400	1,924,688
Options outstanding, contractual life	7 years									6 years 1 month 17 days	10 months 21 days	3 years 2 months 16 days	3 years 0 months 26 days	4 years 6 months 15 days	3 years 5 months 5 days	6 years	4 years 0 months 29 days		4 years	6 years 10 months 2 days	4 years 2 months 19 days	5 years 7 months 2 days
Options outstanding, Weighted average exercise price (in euro/dollar per share)		$ 20.94	$ 20.83	$ 20.4	$ 19	€ 22.22	€ 19.08	€ 15.74	€ 14.89	$ 7.5	€ 7.9	$ 11.94	€ 12.65	$ 18.35	€ 16.27	€ 22.33	$ 24.54	€ 27.01	$ 35.01		$ 20.94	€ 22.22
Options exercisable, Number exercisable (in shares)										18,000	6,000	41,420	127,060	18,500	218,383	0	117,400	15,800	16,800		212,120	367,243
Options exercisable, Weighted average exercise price (in euro/dollar per share)										$ 7.41	€ 7.79	$ 11.84	€ 12.69	$ 17.98	€ 17	€ 0	$ 25.12	€ 26.5	$ 35.01		$ 21.18	€ 15.77

Employee Benefits (Schedule Of Black-Scholes Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Benefits and Share-based Compensation [Abstract]
Expected life	7 years	7 years
Risk free interest rate	3.28%	3.51%
Dividend yield	0.64%	0.32%
Expected volatility	41.98%	40.90%

Commitments and Contingencies (Schedule of Capital Leases in Property, Plant And Equipment) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Line Items]
Capital leased assets, gross	€ 3,829	€ 4,342
Less accumulated depreciation	(3,829)	(4,075)
Capital leased assets, net	0	267
Machinery And Equipment [Member]
Commitments And Contingencies [Line Items]
Capital leased assets, gross	3,485	3,953
Furniture And Fixtures [Member]
Commitments And Contingencies [Line Items]
Capital leased assets, gross	€ 344	€ 389

Commitments and Contingencies (Schedule of Minimum Rental Commitments under Operating Leases) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	€ 21,430
2014	17,548
2015	12,356
2016	8,539
2017	5,424
Years thereafter	7,229
Total	€ 72,526

Commitments and Contingencies (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Aggregate rental expense for operating leases	€ 24,661	€ 22,335	€ 10,173
Purchase commitments with suppliers	141,908
Purchase commitments with suppliers for purchases within the next 12 months	139,221
Commitments for capital expenditures	€ 10,552

Financial Instruments and Risk Management (Schedule of Financial Instruments) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial assets:
Cash and cash equivalents	€ 290,475	€ 390,250	€ 340,294	€ 293,902
Pledged cash deposits	20,000	20,000
Accounts receivable	304,840	330,891
Investments	278	1,044
Derivative instruments designated in cash flow hedges	145	0
Financial liabilities:
Notes payable to banks	61,675	40,680
Accounts payable	151,761	157,549
Current portion of long-term debt	6,316	4,332
Long-term debt	12,632	15,319
Convertible subordinated debt	0	135,078
Derivative instruments designated in fair value hedges	€ 0	€ 1,764

Financial Instruments and Risk Management (Schedule of Gains or Losses Related to Financial Instruments) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Derivative Instruments by Risk Exposure [Abstract]
Interest income	€ 1,989	€ 2,902	€ 1,221
Interest expense	(12,113)	(13,497)	(15,677)
Accretion interest expense convertible notes at amortized value	(4,469)	(4,401)	(6,010)
Loss resulting from early extinguishment of debt	(2,209)	(824)	(3,609)
Result on investments	(766)	0	0
Revaluation conversion option	0	(4,378)
Losses Foreign currency exchange, net	(3,957)	7,040
Addition to allowance for doubtful accounts receivable	€ (2,825)	€ (356)	€ (461)

Financial Instruments and Risk Management (Schedule of Financial Assets and Financial Liabilities That are Measured At Fair Value on a Recurring Basis) (Details) (EUR €)
In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At carrying value, Liabilities			€ 1,764
Derivative financial instruments At fair value, Liabilities			1,764
Derivative financial instruments At carrying value, Assets	145
Derivative financial instruments At fair value, Assets	145
At fair value Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Liabilities			0
Derivative financial instruments At fair value, Assets	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Liabilities			1,764
Derivative financial instruments At fair value, Assets	145
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Liabilities			0
Derivative financial instruments At fair value, Assets	0
Derivative Financial Instruments, Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At carrying value, Assets	145	[1]
Derivative financial instruments At fair value, Assets	145	[1]
Derivative Financial Instruments, Assets [Member] | At fair value Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Assets	0	[1]
Derivative Financial Instruments, Assets [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Assets	145	[1]
Derivative Financial Instruments, Assets [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Assets	0	[1]
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At carrying value, Liabilities			1,764	[1]
Derivative financial instruments At fair value, Liabilities			1,764	[1]
Derivative Financial Instruments, Liabilities [Member] | At fair value Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Liabilities			0	[1]
Derivative Financial Instruments, Liabilities [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Liabilities			1,764	[1]
Derivative Financial Instruments, Liabilities [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Liabilities			€ 0	[1]

[1]	Derivative financial instruments consist of forward foreign exchange contracts.

Financial Instruments and Risk Management (Schedule of Outstanding Forward Exchange Contracts) (Details) (Fair Value Hedge Contracts [Member], Short Position [Member])
In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Derivatives, Fair Value [Line Items]
Derivative Liability, Notional amount			$ (56,975)
Derivative Assets, Notional amount	(27,100)
Derivative Liability, Fair value				1,764
Derivative Assets, Fair value		(145)
Derivative Liability, Included in accumulated other comprehensive income (loss)				0
Derivative Assets, Included in accumulated other comprehensive income (loss)		€ 0

Financial Instruments and Risk Management (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ASMPT [Member] EUR (€)	Dec. 31, 2012 ASM [Member] EUR (€)	Dec. 31, 2012 Single Customer [Member]	Dec. 31, 2011 Single Customer [Member]	Dec. 31, 2010 Single Customer [Member]	Dec. 31, 2012 Ten Largest Customers [Member]	Dec. 31, 2011 Ten Largest Customers [Member]	Dec. 31, 2010 Ten Largest Customers [Member]	Dec. 31, 2012 Convertible Subordinated Notes Due On November 2014 [Member] EUR (€)
Financial Instruments And Risk Management [Line Items]
Hypothetical percentage of strengthening and weakening of currency	10.00%	10.00%
Long-term debt	$ 25,000		$ 0									€ 18,948
Other borrowings												61,675
Change in average interest rate	10.00%	10.00%
Percentage of revenue on net sales						8.80%	6.40%	5.20%	31.60%	27.90%	27.90%
Percentage of outstanding balance in accounts receivable						6.50%	4.50%	6.00%
Short-term lines of credit, amount		337,567			150,000
Lines of credit amount outstanding		61,675
Line of credit facility amount undrawn		€ 275,893		€ 61,675

Financial Instruments and Risk Management (Schedule of Company's Price Sensitivity Impact on Equity) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments And Risk Management [Line Items]
Percentage of increase in price	10.00%
Percentage of decrease in price	10.00%
10% Increase Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	€ 4,564	€ 3,656
10% Decrease Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	(4,564)	(3,656)
10% Increase Of Singapore Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	5,868	5,028
10% Decrease Of Singapore Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	(5,868)	(5,028)
10% Increase Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	56,693	66,702
10% Decrease Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	(56,693)	(66,702)
10% Increase Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	5,294	4,908
10% Decrease Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	€ (5,294)	€ (4,908)

Financial Instruments and Risk Management (Schedule of Company's Price Sensitivity Impact on Net Earnings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments And Risk Management [Line Items]
Percentage of increase in price	10.00%
Percentage of decrease in price	10.00%
10% Increase Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	$ 923	$ (519)
10% Decrease Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	(923)	519
10% Increase Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	915	1,887
10% Decrease Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	(915)	(1,887)
10% Increase Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	3,630	14,392
10% Decrease Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	$ (3,630)	$ (14,392)

Financial Instruments and Risk Management (Summary of Company's Contractual Obligations) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Derivative Instruments by Risk Exposure [Abstract]
Notes payable to banks	€ 62,686	[1]
Notes payable to banks, Less than 1 year	62,686	[1]
Long-term debt	19,957	[1]
Long-term debt, Less than 1 year	6,821	[1]
Long-term debt, 1-3 years	13,136	[1]
Total	72,526
Operating leases, Less than 1 year	21,430
Operating leases, 1-3 years	29,904
Operating leases, 3-5 years	13,963
Operating leases, More than 5 years	7,229
Pension liabilities	12,540		9,887
Pension liabilities, Less than 1 year	418
Pension liabilities, 1-3 years	931
Pension liabilities, 3-5 years	1,603
Pension liabilities, More than 5 years	9,588
Purchase obligations:
Purchase commitments to suppliers	141,908
Purchase commitments to suppliers, Less than 1 year	139,221
Purchase commitments to suppliers, 1-3 years	2,687
Capital expenditure commitments	10,553
Capital expenditure commitments, Less than 1 year	10,273
Capital expenditure commitments, 1-3 years	280
Unrecognized tax benefits (ASC 740)	22,511		21,749	20,057	15,663
Unrecognized tax benefits (ASC 740), Less than 1 year	22,511
Total contractual obligations	342,681
Total contractual obligations, Less than 1 year	263,360
Total contractual obligations, 1-3 years	46,938
Total contractual obligations, 3-5 years	15,566
Total contractual obligations, More than 5 years	€ 16,817

[1]	Including accrued interest based on the percentages at the reporting date.

Research and Development (Schedule of Research and Development) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research and Development Expense [Abstract]
Research and development expenses	€ 150,118	€ 130,153	€ 79,331
Research and development grants and credits	(899)	(753)	(546)
Total research and development expenses	€ 149,219	€ 129,400	€ 78,785

Research and Development (Narrative) (Details)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Levitech B.V. [Member]	Dec. 31, 2010 Research And Development Expense [Member] Levitech B.V. [Member]	Dec. 31, 2010 Rapid Thermal Processing [Member] patent
Research And Development [Line Items]
Percentage of product sales repayable	4.00%
Percentage of interest acquired in subsidiary	51.96%	20.00%	20.00%
Issued patents (in patents)				61
Pending patents (in patents)				11

Restructuring Expenses (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	Dec. 31, 2012 employee	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Charges [Abstract]
Number of positions eliminated (in employees)	110
Restructuring expenses	€ 891	€ 891	€ 0	€ 11,201

Restructuring Expenses (Summary of Aggregated Restructuring Expenses by Type) (Details) (EUR €) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Charges [Abstract]
Employee related expenses		€ 891	€ 0	€ 4,534
Contract termination related expenses		0	0	779
Transition expenses		0	0	3,806
Other expenses		0	0	2,082
Total restructuring expenses	€ 891	€ 891	€ 0	€ 11,201

Income Taxes (Components Of Earnings (Loss) Before Income Taxes And Non-Controlling Interest) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
The Netherlands	€ (70,263)	€ (3,450)	€ (48,177)
Other countries	136,994	356,305	333,639
Earnings before income taxes	€ 66,731	€ 352,855	€ 285,462

Income Taxes (Schedule Of Income Tax Expense) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Current, The Netherlands	€ (110)	€ (494)	€ (505)
Current, Other countries	(26,337)	(64,684)	(38,342)
Current	(26,447)	(65,178)	(38,847)
Deferred, The Netherlands	0	0	0
Deferred, Other countries	147	28,486	(4,092)
Income tax expense	€ (26,300)	€ (36,692)	€ (42,939)

Income Taxes (Schedule Of Reconciliation Of The Provisions For Income Taxes And The Amounts That Would Be Computed Using Statutory Income Tax Rates) (Details) (EUR €)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Earnings (Loss) before income taxes and Non-controlling interest	€ 66,731		€ 352,855		€ 285,462
Netherlands statutory income tax rate	25.00%		25.00%		25.50%
Income tax provision at statutory rate	(16,683)		(88,214)		(72,793)
Non-deductible expenses	(6,508)		(8,228)		(8,250)
Foreign taxes at a rate other than the Netherlands statutory rate	(2,699)		12,983		24,198
Valuation allowance	(14,876)		17,991		(3,698)
Non-taxable income	4,887		30,156		18,536
Other	9,579	[1]	(1,380)	[1]	(932)	[1]
Income tax expense	(26,300)		(36,692)		(42,939)
Tax credits					3,163	[1]
Temporary differences					€ 5,549	[1]

[1]	Other for 2012 consist of tax credits €3,163 and unwinding of temporary differences in the current year for which no deferred tax was recognized in prior years €5,549.

Income Taxes (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 International Headquarters [Member]	Dec. 31, 2012 Singapore And Other Countries [Member]	Jul. 12, 2012 Maximum [Member] ASM Front-End Manufacturing Singapore Pte Ltd. [Member] Y	Dec. 31, 2012 Maximum [Member] ASM Front-End Manufacturing Singapore Pte Ltd. [Member] Y	Dec. 31, 2012 Maximum [Member] ASM Technology Singapore Pte Ltd. [Member] Y	Jul. 12, 2012 Minimum [Member] ASM Technology Singapore Pte Ltd. [Member] Y
Income Taxes [Line Items]
Non-taxable income	€ 4,887	€ 30,156	€ 18,536		€ 3,244
Tax exemption period range, years						10	10	10	5
Concessionary tax rate percent				5.00%					10.00%
Netherlands statutory tax rate	25.00%	25.00%	25.50%
Net operating losses	318,477
Valuation allowance	83,250	76,467	149,600
Undistributed earnings of subsidiaries, subject to withholding taxes	82,596
Unrecognized tax benefits that would impact effective tax rate	€ 22,511

Income Taxes (Schedule Of Deferred Income Taxes) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Reserves and allowances	€ 20,322	€ 10,415	€ 7,020
Net operating losses	83,478	86,720	153,407
Depreciation	2,260	363	2,331
Other	1,112	6,391	1,216
Gross deferred tax assets	107,172	103,889	163,974
Less: valuation allowance	(83,250)	(76,467)	(149,600)
Net deferred tax assets	23,922	27,422	14,374
Deferred tax liabilities:	(988)	(4,381)	(322)
Net deferred income taxes	22,934	23,041	14,052
Acquisitions [Member]
Deferred tax assets:
Reserves and allowances	0	255
Net operating losses	0	7,038
Depreciation	0	(1,164)
Other	0	(12,302)
Gross deferred tax assets	0	(6,173)
Less: valuation allowance	0	0
Net deferred tax assets	0	(6,173)
Deferred tax liabilities:	0	(13,295)
Net deferred income taxes	0	(19,468)
Reclassifications [Member]
Deferred tax assets:
Reserves and allowances	3,985	163
Net operating losses	0	0
Depreciation	508	0
Other	(6,525)	0
Gross deferred tax assets	(2,032)	163
Less: valuation allowance	(180)
Net deferred tax assets	(2,212)	163
Deferred tax liabilities:	2,212	(163)
Net deferred income taxes	0	0
Consolidated Statement of Operations [Member]
Deferred tax assets:
Reserves and allowances	4,928	3,860
Net operating losses	(2,303)	(74,935)
Depreciation	1,478	(801)
Other	1,345	18,438
Gross deferred tax assets	5,448	(53,438)
Less: valuation allowance	(6,442)	73,010
Net deferred tax assets	(994)	19,572
Deferred tax liabilities:	1,142	8,914
Net deferred income taxes	148	28,486
Equity [Member]
Deferred tax assets:
Reserves and allowances	1,730	(337)
Net operating losses	0	0
Depreciation	0	0
Other	28	0
Gross deferred tax assets	1,758	(337)
Less: valuation allowance	0	0
Net deferred tax assets	1,758	(337)
Deferred tax liabilities:	0	0
Net deferred income taxes	1,758	(337)
Exchange Differences [Member]
Deferred tax assets:
Reserves and allowances	(736)	(546)
Net operating losses	(939)	1,210
Depreciation	(89)	(3)
Other	(127)	(961)
Gross deferred tax assets	(1,891)	(300)
Less: valuation allowance	(161)	123
Net deferred tax assets	(2,052)	(177)
Deferred tax liabilities:	39	485
Net deferred income taxes	€ (2,013)	€ 308

Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Deferred tax assets-current	€ 17,967	€ 14,350
Deferred tax assets-non-current	5,955	13,072
Deferred tax liabilities-current	(36)	(3,513)
Deferred tax liabilities-non-current	(952)	(868)
Net deferred income taxes	€ 22,934	€ 23,041	€ 14,052

Income Taxes (Schedule Of Amounts And Expiration Dates Of Net Operating Losses For Tax Purposes) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	€ 318,477
Net operating losses for which deferred tax assets are recognized	229
Expiration Year: 2013 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	16,309
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2014 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	37,607
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2015 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	0
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2016 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	0
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2017 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	47,429
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2018 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	47,293
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2019 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	35,905
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2020 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	147
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2021 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	60,564
Net operating losses for which deferred tax assets are recognized	149
Expiration Year: 2021-2028 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	0
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2029 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	22,374
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2030 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	3,689
Net operating losses for which deferred tax assets are recognized	0
Unlimited (No Expiration) [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	47,160
Net operating losses for which deferred tax assets are recognized	€ 80

Income Taxes (Schedule Of Reconciliation Of The Beginning And Ending Balance Of The Liability For Unrecognized Tax Benefits) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning balance	€ 21,749	€ 20,057	€ 15,663
Gross increases—tax positions in current year	1,157	950	3,230
Foreign currency translation effect	(395)	742	1,164
Unrecognized tax benefits, ending balance	€ 22,511	€ 21,749	€ 20,057

Disclosures about Segments and Related Information (Schedule of Segment Reporting Information by Segment) (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Percentage of interest acquired in subsidiary	51.96%
Net sales to unaffiliated customers	€ 1,418,067,000		€ 1,634,334,000		€ 1,222,900,000
Gross profit	440,429,000		570,626,000		549,578,000
Result from operations	88,256,000		367,450,000		328,640,000
Interest income	1,989,000		2,902,000		1,221,000
Interest expense	(12,113,000)		(13,497,000)		(15,677,000)
Loss resulting from early extinguishment of debt	(2,209,000)		(824,000)		(3,609,000)
Accretion interest expense convertible notes	(4,469,000)		(4,401,000)		(6,010,000)
Revaluation conversion option	0		(4,378,000)
Foreign currency exchange gains (losses), net	(3,957,000)		5,604,000		(65,000)
Result on investments	(766,000)		0		0
Income tax expense	(26,300,000)		(36,692,000)		(42,939,000)
Net earnings (loss)	40,431,000		316,164,000		242,523,000
Allocation of net earnings:
Shareholders of the parent	7,149,000		186,770,000		110,639,000
Non-controlling interest	33,282,000		129,394,000		131,884,000
Capital expenditures	68,162,000		89,218,000		102,974,000
Net purchase of other intangibles	4,630,000		7,051,000		624,000
Depreciation property, plant & equipment	47,702,000		39,985,000
Amortization of other intangible assets	1,264,000		911,000		357,000
Depreciation evaluation tools at customers	3,798,000		2,518,000
Impairment of property, plant and equipment	0		(8,038,000)		0
Cash and cash equivalents	290,475,000		390,250,000		340,294,000		293,902,000
Capitalized goodwill	51,888,000		52,131,000		50,815,000
Other intangible assets, net	13,915,000		14,776,000
Total assets	1,499,506,000		1,582,221,000		1,214,117,000
ASM International N.V. [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	1,418,067,000		1,634,334,000		1,222,900,000
Gross profit	440,429,000		570,626,000		549,578,000
Result from operations	88,256,000		367,450,000		328,640,000
Interest income	1,989,000		2,902,000		1,221,000
Interest expense	(12,113,000)		(13,497,000)		(15,677,000)
Loss resulting from early extinguishment of debt	(2,209,000)		(824,000)		(3,609,000)
Accretion interest expense convertible notes	(4,469,000)		(4,401,000)		(6,010,000)
Revaluation conversion option	0		(4,378,000)		(19,037,000)
Foreign currency exchange gains (losses), net	(3,957,000)		5,604,000		(65,000)
Result on investments	(766,000)
Income tax expense	(26,300,000)		(36,692,000)		(42,939,000)
Net earnings (loss)	40,431,000		316,164,000		242,523,000
Allocation of net earnings:
Shareholders of the parent	7,149,000		186,770,000		110,639,000
Non-controlling interest	33,282,000		129,394,000		131,884,000
Capital expenditures	68,162,000		89,218,000		102,974,000
Net purchase of other intangibles	4,630,000		7,051,000		625,000
Depreciation property, plant & equipment	47,797,000		39,985,000		30,630,000
Amortization of other intangible assets	6,864,000		4,471,000		2,735,000
Depreciation evaluation tools at customers	3,799,000		2,518,000		2,477,000
Impairment of property, plant and equipment			(8,038,000)
Cash and cash equivalents	290,475,000		390,250,000		340,294,000
Capitalized goodwill	51,888,000		52,131,000		50,815,000
Other intangible assets, net	13,915,000		14,776,000		6,804,000
Other identifiable assets	1,143,228,000		1,125,063,000		816,204,000
Total assets	1,499,506,000		1,582,221,000		1,214,117,000
Total debt	80,623,000		195,409,000		215,681,000
Headcount in full-time equivalents	17,404	[1]	16,194	[1]	16,699	[1]
Front-End [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	370,409,000		456,065,000		293,356,000
Gross profit	124,531,000		172,318,000		114,624,000
Result from operations	539,000		62,581,000		15,954,000
Interest income	1,015,000		976,000		615,000
Interest expense	(11,381,000)		(13,142,000)		(15,677,000)
Loss resulting from early extinguishment of debt	(2,209,000)		(824,000)		(3,609,000)
Accretion interest expense convertible notes	(4,329,000)		(4,401,000)		(6,010,000)
Revaluation conversion option	0		(4,378,000)		(19,037,000)
Foreign currency exchange gains (losses), net	(3,050,000)		8,296,000		(1,809,000)
Result on investments	(766,000)
Income tax expense	(8,965,000)		(4,581,000)		(6,106,000)
Net earnings (loss)	(29,146,000)		44,527,000		(35,679,000)
Allocation of net earnings:
Capital expenditures	21,973,000		16,369,000		17,653,000
Net purchase of other intangibles	2,042,000		6,141,000		43,000
Depreciation property, plant & equipment	10,968,000		9,162,000		8,930,000
Amortization of other intangible assets	4,071,000		2,655,000		2,338,000
Depreciation evaluation tools at customers	3,799,000		2,518,000		2,477,000
Impairment of property, plant and equipment			0
Cash and cash equivalents	145,061,000		228,114,000		142,420,000
Capitalized goodwill	11,649,000		11,193,000		11,193,000
Other intangible assets, net	9,049,000		9,643,000		6,089,000
Other identifiable assets	334,399,000		336,090,000		281,076,000
Total assets	500,158,000		585,040,000		440,777,000
Total debt	0		162,464,000		215,681,000
Headcount in full-time equivalents	1,636	[1]	1,631	[1]	1,450	[1]
Back-End [Member] | ASM Pacific Technology Ltd. [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	1,047,658,000		1,178,270,000		929,544,000
Gross profit	315,898,000		398,308,000		434,954,000
Result from operations	87,717,000		304,869,000		312,686,000
Interest income	974,000		1,925,000		605,000
Interest expense	(732,000)		(354,000)		0
Loss resulting from early extinguishment of debt	0		0		0
Accretion interest expense convertible notes	(140,000)		0		0
Revaluation conversion option	0		0		0
Foreign currency exchange gains (losses), net	(907,000)		(2,692,000)		1,744,000
Result on investments	0
Income tax expense	(17,335,000)		(32,111,000)		(36,833,000)
Net earnings (loss)	69,577,000		271,637,000		278,202,000
Allocation of net earnings:
Capital expenditures	46,189,000		72,849,000		85,320,000
Net purchase of other intangibles	2,588,000		910,000		582,000
Depreciation property, plant & equipment	36,829,000		30,823,000		21,700,000
Amortization of other intangible assets	2,793,000		1,815,000		397,000
Depreciation evaluation tools at customers	0		0		0
Impairment of property, plant and equipment			(8,038,000)
Cash and cash equivalents	145,414,000		162,136,000		197,874,000
Capitalized goodwill	40,239,000		40,939,000		39,622,000
Other intangible assets, net	4,866,000		5,133,000		715,000
Other identifiable assets	808,829,000		788,973,000		535,129,000
Total assets	999,348,000		997,181,000		773,340,000
Total debt	€ 80,623,000		€ 32,946,000		€ 0
Headcount in full-time equivalents	15,768	[1]	14,563	[1]	15,249	[1]

[1]	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

Disclosures about Segments and Related Information (Schedule of Geographical Information) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	€ 1,418,067	€ 1,634,334	€ 1,222,900
Long-lived assets	275,436	260,180	197,937
Total assets	1,499,506	1,582,221	1,214,117
Capital expenditures	68,162	89,218	102,974
Purchase of intangible assets	4,630	7,051	624
Europe [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	255,795	338,065	76,235
Long-lived assets	17,587	16,021	1,978
Total assets	473,561	406,586	40,470
Capital expenditures	7,098	7,425	186
Purchase of intangible assets	1,732	29	0
United States [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	197,566	185,943	112,863
Long-lived assets	22,567	13,110	9,395
Total assets	128,484	131,498	85,065
Capital expenditures	12,837	8,429	7,059
Purchase of intangible assets	437	779	0
Japan [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	59,385	96,697	90,394
Long-lived assets	17,313	18,273	19,409
Total assets	71,838	120,717	92,547
Capital expenditures	4,947	1,559	5,388
Purchase of intangible assets	72	635	0
Southeast Asia [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	905,321	1,013,629	943,408
Long-lived assets	217,849	212,605	167,020
Total assets	717,986	733,571	839,720
Capital expenditures	43,280	71,720	90,279
Purchase of intangible assets	997	1,378	607
Corporate [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	0	0	0
Long-lived assets	120	171	135
Total assets	107,637	189,849	156,315
Capital expenditures	0	85	62
Purchase of intangible assets	€ 1,392	€ 4,230	€ 17

Selected Operating Expenses And Additional Information (Schedule Of Personnel Expenses For Employees And Average Number Of Employees, Exclusive Of Temporary Workers, By Geographic Area) (Details) (EUR €)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 employee	Dec. 31, 2011 employee	Dec. 31, 2010 employee
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Wages and salaries	€ 353,437	€ 318,944	€ 236,746
Social security	47,124	42,622	17,402
Pension expenses	21,151	18,945	12,303
Personnel expenses	€ 421,712	€ 380,511	€ 266,451
Number of employees (in employees)	17,332	17,525	14,253
The Netherlands [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	178	167	170
Other European Countries [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	1,057	993	139
United States [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	594	468	358
Southeast Asia [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	15,300	15,716	13,389
Japan [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	203	181	197

Earnings per Share (Reconciliation of Net Earnings (Loss) and Weighted Average Number of Shares Outstanding) (Details) (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net earnings used for purpose of computing basic earnings per common share	€ 7,149	€ 186,770	€ 110,639
After-tax equivalent of interest expense on convertible subordinated notes	0	17,670	17,670
Net earnings used for purposes of computing diluted net earnings per common share	€ 7,149	€ 204,440	€ 128,309
Basic weighted average number of shares outstanding during the year used for purpose of computing basic earnings per share (thousands) (in shares)	56,108	55,210	52,435
Dilutive effect of stock options (in shares)	659	570	282
Dilutive effect of convertible subordinated notes (in shares)	0	8,902	8,777
Dilutive weighted average number of shares outstanding (in shares)	56,767	64,682	61,494
Net earnings per share:
Basic net earnings from continuing operations (in euro per share)	€ 0.13	€ 3.38	€ 2.11
Diluted net earnings from continuing operations (in euro per share)	€ 0.13	€ 3.16	€ 2.09

Earnings per Share (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended
	Sep. 30, 2010 USD ($)	Dec. 31, 2012 EUR (€)	Sep. 30, 2010 Lehman Bros [Member]	Dec. 31, 2012 Lehman Bros [Member]	Sep. 15, 2008 Lehman Bros [Member]	Dec. 31, 2012 Conversion Rights [Member]	Dec. 31, 2010 Conversion Rights [Member]	Dec. 31, 2011 Option Rights [Member]
Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)						8,231,432,000	2,630,113,000	81,500,000
Purchased and held shares accounted as treasury shares (in shares)		0			2,552,071
Shortfall in the number of shares held (in shares)			479,279	246,983
Amount segregated in collateral cash account	$ 6,759
Impact on basic earnings per share (in euro per share)		€ 0.001
Impact on diluted earnings per share (in euro per share)		€ 0.001

Board Remuneration (Schedule Of Information Concerning All Remuneration From The Company For Services In All Capacities) (Details) (EUR €) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Pensions		€ 21,151		€ 18,945		€ 12,303
Share based payment expenses		23,065		13,452		13,901
Partial board remuneration percentage	40.00%
One-time crisis levy, percentage		16.00%
One-time crisis levy, amount		175
One-time crisis levy, threshold		150
Management Board [Member] | C.D. Del Prado [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Base compensation		510	[1]	500		500
Bonuses		177	[1]	339		559
Pensions		76	[1]	69		84
Share based payment expenses		398	[1],[2]	182	[2]	365	[2]
Other		59	[1]	56		41
Board remuneration, Total		1,220	[1]	1,146		1,549
Management Board [Member] | P.A.M. Van Bommel [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Base compensation		367	[1],[3]	360	[3]	140	[3]
Bonuses		144	[1],[3]	233	[3]	150	[3]
Pensions		88	[1],[3]	54	[3]	26	[3]
Share based payment expenses		325	[1],[2],[3]	141	[2],[3]	71	[2],[3]
Other		59	[1],[3]	46	[3]	4	[3]
Board remuneration, Total		€ 983	[1],[3]	€ 834	[3]	€ 391	[3]

[1]	A one-time crisis levy of 16% as imposed by the Dutch government amounts to EUR 175 in total. This crisis tax levy is payable by the employer and is charged over income of employees exceeding a EUR 150 threshold in 2012. These expenses do not form part of the remuneration costs mentioned.
[2]	These amounts represent the vesting expenses related to the financial year.
[3]	For the period July 1, 2010 through August 31, 2010 at 40% and for the period September 1, 2010 through December 31, 2010 full time.

Board Remuneration (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2012 Management Board [Member] EUR (€)	Dec. 31, 2011 Management Board [Member] EUR (€)	Dec. 31, 2010 Management Board [Member] EUR (€)
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Bonus, financial target	75.00%
Bonus, non-financial target	25.00%
Bonus, maximum pay-out of base salary	125.00%
Options vesting period	3 years
Options outstanding, contractual life	7 years
Fair value per option of options granted (in euro per share)	€ 12.27	€ 10.43	$ 17.02	€ 13.94	€ 12.27	€ 10.43	€ 16.92

Board Remuneration (Schedule Of Outstanding Options To Purchase ASM International N.V. Common Shares) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 ASM International N.V. [Member]	Dec. 31, 2012 2003 [Member]	Dec. 31, 2012 2003 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2007 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2007 [Member] A.H. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2007 [Member] J.F.M. Westendorp [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2008 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2009 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2009 [Member] J.F.M. Westendorp [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2010 [Member] P.A.M. Van Bommel [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2011 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2011 [Member] P.A.M. Van Bommel [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2012 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2012 [Member] P.A.M. Van Bommel [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2007 & 2008 [Member]	Dec. 31, 2012 2009 & 2010 [Member]	Dec. 31, 2012 2011 & 2012 [Member]	Jan. 25, 2013 Subsequent Event [Member] 2003 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options outstanding, beginning balance (in shares)		482,983,000		20,000,000	[1],[2]	19,645,000	[3]	52,886,000	[3]	22,452,000	[3]	125,000,000	[3]	50,000,000	[4]	40,000,000	[4]	25,000,000	[4]	75,000,000	[5]	53,000,000	[5]	0	[5]	0	[5]
Number of options granted (in shares)	1,950,300	100,000,000		0	[1],[2]	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]	0	[4]	0	[5]	0	[5]	60,000,000	[5]	40,000,000	[5]
Exercised (in shares)	(328,000)	0		0	[1],[2]	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]	0	[4]	0	[5]	0	[5]	0	[5]	0	[5]
Number of options outstanding, ending balance (in shares)		582,983,000		20,000,000	[1],[2]	19,645,000	[3]	52,886,000	[3]	22,452,000	[3]	125,000,000	[3]	50,000,000	[4]	40,000,000	[4]	25,000,000	[4]	75,000,000	[5]	53,000,000	[5]	60,000,000	[5]	40,000,000	[5]
Exercise price (in euro per share)				€ 11.35	[1],[2]	€ 19.47	[3]	€ 19.47	[3]	€ 19.47	[3]	€ 12.71	[3]	€ 15.09	[4]	€ 15.09	[4]	€ 16.27	[4]	€ 22.33	[5]	€ 22.33	[5]	€ 27.04	[5]	€ 27.04	[5]				$ 29.04
Options outstanding, contractual life	7 years		10 years																									8 years	8 years	7 years
Options exercisable, contractual life	7 years		5 years																									3 years
Options vesting period	3 years																												3 years	3 years
Maximum percentage of options granted																												150.00%

[1]	These options have been exercised on January 25, 2013 at a share price of €29.04.
[2]	These options are granted for a term of ten years, and became exercisable in equal parts over a five year period.
[3]	These options are conditional. A percentage-not exceeding 150%-of the options which have been granted conditionally will become unconditional after three years, based on the total return of the Company's shares for the three years after the options are granted compared to the average total return of the shares of a relevant number of companies which are similar to the Company during the same three-year period. The options are granted for a term of eight years
[4]	These options are granted for a term of eight years, and become exercisable after a 3 year vesting period.
[5]	These options are granted for a term of seven years and become exercisable after a 3 year vesting period.

Board Remuneration (Schedule Of Company Information Concerning All Remuneration Excluding Bonuses Or Pensions Paid From The Company) (Details) (Supervisory Board [Member], EUR €)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	€ 321	€ 321
G.J. Kramer [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	68	68
J.M.R. Danneels [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	50	50
H.W. Kreutzer [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	50	50
J.C. Lobbezoo [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	53	53
M.C.J. van Pernis [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	50	50
U.H.R. Schumacher [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	€ 50	€ 50

Share Ownership and Related Party Transactions (Schedule of Ownership or Controlling Interest of Outstanding Common Shares) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Shares owned (in shares)	63,095,986	55,377,020
A.H. Del Prado [Member]
Related Party Transaction [Line Items]
Shares owned (in shares)	9,204,284	9,204,284
Percentage of common shares outstanding	14.59%	16.62%
C.D. Del Prado [Member]
Related Party Transaction [Line Items]
Shares owned (in shares)	132,945	132,945
Percentage of common shares outstanding	0.21%	0.24%
Stichting Administratiekantoor ASMI [Member]
Related Party Transaction [Line Items]
Shares owned (in shares)	2,142,039	2,142,039
Percentage of common shares outstanding	3.39%	3.87%

Share Ownership and Related Party Transactions (Narrative) (Details)	Dec. 31, 2012
Related Party Transactions [Abstract]
Number of shares owned beneficially by trust (in shares)	713,000

Subsequent Events (Details) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
Mar. 13, 2013
ASM International N.V. [Member]
Subsequent Event [Line Items]
Cash proceeds to be distributed	65.00%
ASMPT [Member]
Subsequent Event [Line Items]
Percentage of stake sold	12.00%
Consideration received	$ 422
Percent of certain major shareholders consulted	27.00%
Sale of Subsidiary Percent	51.96%
Purcahse of Associate Percent	40.08%
ASMPT [Member] | Minimum [Member]
Subsequent Event [Line Items]
Percentage of ownership after transaction	40.00%
Percentage of potential stake to be dold	8.00%
ASMPT [Member] | Maximum [Member]
Subsequent Event [Line Items]
Percentage of potential stake to be dold	12.00%